Filed with the U.S. Securities and Exchange Commission on October 27, 2026

                                1933 Act Registration File No.     333-212637
                                1940 Act File No.         811-23175

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	14	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	15	☒

MATRIX ADVISORS FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
10 Bank Street, Suite 590
White Plains, NY 10606
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: 1-800-366-6223

David A. Katz
Matrix Advisors Funds Trust
10 Bank Street, Suite 590
White Plains, New York 10606
(Name and Address of Agent for Service)

Copy to:

Christopher M. Cahlamer, Esq.
Godfrey & Kahn S.C.
833 E. Michigan St., Suite 1800
Milwaukee, Wisconsin 53202
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 31, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 14 to the Registration Statement of Matrix Advisors Funds Trust (the "Trust" or the "Registrant") is being filed to add the audited financial statements and certain related financial information of the Matrix Advisors Dividend Fund, a series of the Trust, for the fiscal year ended June 30, 2026, and to make other permissible changes under Rule 485(b) of the Securities Act of 1933, as amended.

MATRIX ADVISORS DIVIDEND FUND
Ticker: MADFX

Matrix Advisors Funds Trust
10 Bank Street, Suite 590
White Plains, NY 10606

Prospectus
October 31, 2026

The Securities and Exchange Commission (the “SEC”) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Summary Section

Investment Objective
The Matrix Advisors Dividend Fund (the “Fund”) seeks current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.08%
Less: Fee Waiver and/or Expense Reimbursement	(0.18)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.90%
(1)Matrix Asset Advisors, Inc. (the “Advisor”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding interest, acquired fund fees and expenses, distribution and/or service (12b-1) fees, leverage and tax expenses, dividend and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 0.90% of the Fund’s average daily net assets. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The operating expenses limitation agreement will continue in effect for an indefinite period and may only be terminated by the Fund’s Board of Trustees (the “Board”) upon 60 days’ written notice to the Advisor., and only after a period no less than one year from the effective date of this Prospectus. Currently, the Advisor has agreed not to seek recoupment of such management fee waivers and/or expense reimbursements.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the expense cap/reimbursement arrangement discussed in the previous table for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$326	$578	$1,301
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in dividend-paying common stocks or depositary receipts representing common stocks of U.S. companies and U.S.-listed international companies in developed markets that the Advisor believes pay high and sustainable dividends, are financially strong, and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis. Classic Valuation Analysis uses valuation models to analyze statistics such as earnings growth, dividend growth, return on equity and book value versus their historical, current and projected levels to determine a company’s “Intrinsic Value.” The Advisor seeks securities the price of which is below their Intrinsic Value and the dividend yield of which is above that of the market as represented by the S&P 500® Index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in dividend-paying stocks. Dividend-paying stocks are those that have declared or paid a dividend distribution within the prior 12-month period.
The Fund invests primarily in large capitalization companies, which the Advisor defines as companies with minimum market capitalizations of at least $2 billion at the time of purchase. Stocks are a candidate for sale when their dividend yield falls near or below that of the market as represented by the S&P 500 Index, there has been a significant decline in the strength of the issuer’s balance sheet or operating results, if a security needs to be sold to fund the purchase of a more attractive security with a higher dividend yield, or when the Advisor believes the market price of a security is no longer attractive compared to its Intrinsic Value. The Fund may invest in any sector. At times, the Advisor may overweight or underweight the Fund’s portfolio in one or more particular sectors.
Principal Investment Risks
The principal risks of investing in the Fund are summarized below. There is a risk that you could lose all or a portion of your investment in the Fund.
Management Risk: The risk that the Advisor may fail to successfully implement the Fund’s investment strategies and meet its investment objective.
Market Risks; Recent Market Events Risk: The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced (and may continue to experience) significant periods of volatility in recent years and months due to a number of economic, political and other global macro factors, including elevated uncertainty regarding inflation levels, and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund. During periods of volatility, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Common Stock Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
Large Capitalization Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative, smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Sector Emphasis Risk: Investing a substantial portion of the Fund’s assets in related industries or sectors may have greater risks, because companies in these sectors may share common characteristics and may react similarly to market developments. As of June 30, 2026, the Fund had significant investments in the Financials and Manufacturing sectors. As a result, it is more susceptible to the particular risks that affect companies in the Financials sector, including government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. The Fund may also be more susceptible to the particular risks affecting companies in the Manufacturing sector, including changes in supply and demand for products or services, declines in demand due to rapid technological developments and new product introductions, government regulations, world events, economic conditions, and potential environmental damage and product liability claims.

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Foreign Securities Risk: Securities of foreign companies and depositary receipts representing such securities (“Foreign Securities”) are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Foreign Securities may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.
Depositary Receipt Risk: Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Dividend Strategy Risk: Strategies focusing on dividend-paying stocks may fall out of investor favor, which may negatively affect the performance of stocks that pay dividends regardless of whether the underlying companies’ business fortunes have changed. The Advisor may incorrectly judge whether a company will be able to continue paying dividends or the amount of such dividends, which may cause losses for the Fund.
Value Strategy Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The Advisor may not be able to accurately determine the Intrinsic Value of a company, resulting in the purchase of an overvalued security or premature sale of an undervalued company. Additionally, the market may use different criteria to determine a company’s value, which could have unexpected effects on a company’s performance and cause losses for the Fund.
Cyber Security Risk: With the widespread use of digital technologies such as the internet, cloud computing and artificial intelligence (“AI”)-enabled systems to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund, its service providers or issuers may cause disruptions and impact business operations, potentially resulting in interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, the unauthorized use of confidential information and reputational damage. Cyber incidents can result in violations of applicable privacy and other laws, financial losses due to theft or fraud, regulatory fines, penalties, reimbursement or other compensation costs, and additional compliance costs.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, including AI systems. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Artificial Intelligence Risk: AI and machine learning tools create risks for users of these systems, including service providers to the Fund and companies in which the Fund invests. AI systems often require access to significant proprietary or confidential information, increasing the risk that such information may be improperly used or disclosed. AI tools can exhibit bias, hallucinations and inaccuracies in data outputs and are subject to cybersecurity vulnerabilities. Regulations impacting AI are evolving and could impose additional compliance requirements on the Fund’s service providers and issuers of securities in the future.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below shows how the Fund’s performance has varied from year to year. The table below shows how the Fund’s average annual total returns for the 1-year, 5-year and since inception periods compare with that of a broad-based market index and the returns of an additional index. The Fund’s past performance (before and after
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taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.matrixadvisorsdividendfund.com.
Calendar year ended December 31

30%
20%
10%
0%
-10%
12.74%
-5.36%
27.32%
0.02%
24.07%
-4.42%
8.50%
14.31%
16.33%
2017
2018
2019
2020
2021
2022
2023
2024
2025

For the year-to-date period ended September 30, 2026, the Fund’s total return was 9.67%.
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 14.64% for the quarter ended June 30, 2020, and the Fund’s lowest quarterly return was -23.08% for the quarter ended March 31, 2020.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (for the periods ended December 31, 2025)
	1 Year	5 Years	Since Inception (October 13, 2016)
Matrix Advisors Dividend Fund
Return before taxes	16.33%	11.34%	10.34%
Return after taxes on distributions	14.17%	10.13%	9.36%
Return after taxes on distributions and sale of Fund shares	11.17%	8.85%	8.27%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.43%
Russell 1000® Value Total Return Index (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.51%
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Management
Investment Advisor
Matrix Asset Advisors, Inc.

Portfolio Managers	Position with the Advisor	Managed the Fund Since
David A. Katz	President and Chief Investment Officer	2016 (inception)
Lon F. Birnholz	Senior Managing Director	2016 (inception)
Jordan F. Posner	Managing Director and Senior Portfolio Manager	2016 (inception)
Steven G. Roukis	Managing Director and Senior Portfolio Manager	2016 (inception)
Stephan J. Weinberger	Managing Director and Senior Portfolio Manager	2016 (inception)
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Matrix Advisors Dividend Fund, c/o U.S. Bank Global Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252), by wire transfer, by telephone at 1-866-209-1965, or through a financial intermediary. The minimum initial and subsequent investment amounts are shown in the table below.
Minimum Investments

	To Open Your Account	To Add to Your Account
Regular Account	$1,000	$100
Retirement Account	$500	$100
Automatic Investment Plan	$500	$100
Tax Information
The Fund’s distributions are taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred or other tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case you may be subject to federal income tax upon withdrawal from such a tax-deferred or tax-advantaged arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Additional Information about the Fund’s Investment Objective and Principal Investment Strategies
The Fund’s investment objective described in the Summary Section is non-fundamental and may be changed without shareholder approval upon 60 days’ written notice to shareholders. There is no assurance that the Fund will achieve its investment objective. Additionally, the Fund’s policy of investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in dividend-paying stocks has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.
The Fund invests primarily in dividend-paying common stocks of large capitalization domestic and U.S.-traded international companies in developed markets. Dividend-paying stocks are those that have declared or paid a dividend distribution within the prior 12-month period. The Advisor selects investment securities that pay high and sustainable dividends, are financially strong, and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis.
The depositary receipts in which the Fund principally invests are receipts that represent interests in foreign securities held on deposit by U.S. banks.
Classic Valuation Analysis
Classic Valuation Analysis is an investment methodology based on principles developed over 70 years ago by Benjamin Graham. Using valuation models, statistics such as earnings growth, dividend growth, return on equity and book value are analyzed versus their historical, current and projected levels to determine a company’s “Intrinsic Value.” Value criteria requires companies to have a strong financial position, as measured by balance sheet data, and current low stock market valuation in comparison to investment “Intrinsic Value” as measured by historic and current earnings, dividends, return on equity and book value.
Consistent with the principles of Classic Valuation Analysis, the Fund diversifies its portfolio over a range of companies and industries. The Fund may invest in any sector. At times, the Advisor may overweight the Fund’s portfolio in one or more particular sectors, and/or underweight the Fund’s portfolio or not invest in one or more particular sectors. As of June 30, 2026, the Fund had significant investments in the Financials and Manufacturing sectors.
Once a stock has been purchased for the Fund’s portfolio, it generally is sold for one of four reasons:
•the dividend yield of the security is near or less than that of the S&P 500® Index; or
•the security no longer represents attractive value, as determined by the Advisor; or
•there has been a fundamental change in the issuer’s balance sheet or results of operations so that it no longer meets the Fund’s financial or valuation criteria; or
•a security needs to be sold to fund the purchase of a more attractive security with a superior dividend yield.
In addition, the Fund may, in unusual circumstances, sell a security at a time when the sale is not indicated for one of the reasons above to avoid adverse tax consequences or to meet abnormally heavy redemption requests.
The Fund is expected to have a low rate of portfolio turnover, which may lead to lower transaction costs and may help to improve Fund performance. However, portfolio securities may be sold without regard to the length of time they have been held.
Temporary Defensive Strategies
Under normal market conditions, the Fund will stay fully invested in stocks. The Fund, however, may temporarily depart from its principal investment strategies by investing up to 100% of its assets in cash, cash equivalents, high quality short-term money market instruments or money market mutual funds in response to adverse market, economic or political conditions, or in other appropriate circumstances. If this type of defensive strategy is employed, the Fund may not achieve its investment objective.
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Index Descriptions
The S&P 500® Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. You may not invest directly in the S&P 500® Index and, unlike the Fund, it does not incur fees and expenses.
The Russell 1000® Value Index measures the performance of the large-cap segment of the U.S. equity universe. It includes approximately 1,000 of the largest U.S. stocks, representing 93% of investable U.S. equities by market capitalization.
Additional Information about the Principal Risks of Investing in the Fund
The principal risks that may adversely affect the Fund’s NAV or total return are summarized above under “Summary Section.” These risks are discussed in more detail below.
Management Risk. Management risk means that your investment in the Fund varies with the success or failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
Market Risks; Recent Market Events Risk. The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline. If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced (and may continue to experience) significant periods of volatility in recent years and months due to a number of economic, political, and global macro factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, tariffs, political events and geopolitical conflicts. Geopolitical risks remain elevated with the ongoing conflict between Ukraine and Russia, continuing tensions in the Middle East, and trade relations between the U.S. and its trading partners, particularly China, due to evolving trade policies and tariffs. Domestically, inflationary pressures present additional challenges to the Federal Reserve’s dual mandate of price stability and maximum employment. Elevated political discord also makes legislative efforts more difficult. The uncertain course of these various factors may have a significant negative impact on the global economy and may result in an elevated risk environment with increased volatility in asset prices, which could have an adverse effect on the value of the Fund’s investments. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Common Stock Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Large Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative, smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Sector Emphasis Risk. Investing a substantial portion of the Fund’s assets in related industries or sectors may have greater risks, because companies in these sectors may share common characteristics and may react similarly to market developments. Specific sub-risks include:

•Financials Sector Risk. Companies in the Financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.
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•Manufacturing Sector Risk. Companies in the Manufacturing sector are subject to risks, including changes in supply and demand for products or services, declines in demand due to rapid technological developments and new product introductions, government regulations, world events, economic conditions, and potential environmental damage and product liability claims.

Foreign Securities Risk. Foreign Securities involve certain risks that may not be present with investments in U.S. companies. For example, investments in Foreign Securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the American Depositary Receipts (“ADRs”) in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Depositary Receipt Risk. The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for the shares.

Dividend Strategy Risk. Investor interest in strategies focusing on dividend-paying stocks may decline, as this strategy has generally performed well during the last few years. If this strategy falls from investor favor, stocks that pay strong dividends may not perform as well as they recently have, even if their businesses continue to post good operating performance.

Value Strategy Risk. Undervalued stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

Cyber Security Risk. With the widespread use of digital technologies such as the internet, cloud computing, and AI-enabled systems to conduct business, the Fund is more susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking,” malicious software coding, phishing, and the use of AI) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, the unauthorized use of confidential information and reputational damage. Cyber incidents can result in violations of applicable privacy and other laws, financial losses due to theft or fraud, regulatory fines, penalties, reimbursement or other compensation costs, and additional compliance costs. Similar adverse consequences could result from cyber
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incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans and risk management systems to prevent such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third party whose operations may affect the Fund or its shareholders. As a result, the Fund and its shareholders could be negatively impacted by a cyber incident involving a service provider or another party.

Operational Risk. Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, including AI and machine learning systems. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Artificial Intelligence Risk. AI and machine learning tools create risks for users of these systems, including service providers to the Fund and companies in which the Fund invests. AI systems often require access to significant proprietary or confidential information, increasing the risk that such information may be improperly used or disclosed. AI tools can exhibit bias, hallucinations and inaccuracies in data outputs and are subject to cybersecurity vulnerabilities. The impairment of AI systems or the unauthorized disclosure of sensitive information can result in material disruption and damage to business operations, significant legal or regulatory penalties and reputational harm. Regulations impacting AI are evolving and could impose additional compliance requirements on the Fund’s service providers and issuers of the Fund’s securities in the future. Compliance with new regulations may require significant investment or changes to AI systems.

The Fund may be appropriate for investors who:
•Have a need for current income and are willing to take on some equity exposure to achieve it;
•Are pursuing a long-term goal such as retirement;
•Recognize a need to invest in equities, but desire lower risk than the market overall;
•Are dissatisfied with the income generated from low-risk fixed income investments;
•Want to add an investment in undervalued stocks to their equity portfolio; or
•Are willing to accept additional equity market risk to achieve higher income and the potential for long-term growth of capital.
Portfolio Holdings
A description of the Fund’s policies and procedures regarding disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (“SAI”).
Investment Advisor
Matrix Asset Advisors, Inc. is the investment adviser to the Fund. The Advisor’s address is 10 Bank Street, Suite 590, White Plains, NY 10606. The Advisor has provided investment advisory services to individuals, endowment, and pension accounts since 1986 and sub-advisory services to an exchange-traded fund, the Matrix Advisors Value ETF since February 2025 and its predecessor mutual fund since 1996. As of June 30, 2026, the Advisor managed assets of approximately $1.5 billion. The Advisor provides the Fund with advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly management fee at an annual rate of 0.60% of the Fund’s average daily net assets. For the fiscal year ended June 30, 2026, the Advisor received management fees of approximately 0.42% of the Fund’s average daily net assets, after fee waivers.
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A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement with the Advisor is available in the Fund’s semi-annual report on Form N-CSR for the period ended December 31, 2025 and will be available in the Fund’s semi-annual report on Form N-CSR for the period ending December 31, 2026.
Portfolio Managers
The Fund is managed by a team of experienced investment professionals at the Advisor. The team is led by David A. Katz, President and Chief Investment Officer of the Advisor, and also is composed of Lon F. Birnholz, Jordan F. Posner, Steven G. Roukis and Stephan J. Weinberger.
Mr. Katz, President and Chief Investment Officer of the Advisor, has overall responsibility for the Advisor’s investment efforts and is primarily responsible for the management of the Fund’s portfolio. He graduated summa cum laude from Union College with a Bachelor of Arts degree in Economics. He received a Master of Business Administration degree, with a concentration in Finance, from New York University Graduate School of Business in 1987, graduating with distinction. His numerous works on Value Investing have earned him various awards and distinctions at the undergraduate and graduate levels. Mr. Katz is a CFA charterholder. After initially working at Management Asset Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with the late John M. Gates in 1986. He served as the firm’s Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990, he merged the Value Matrix Management organization into Matrix Asset Advisors, Inc. Mr. Katz chairs the Investment Policy Committee and is a Portfolio Manager/Analyst. He appears frequently as a guest on CNBC and Bloomberg Radio. He has been President and Chief Investment Officer of the Advisor and a principal shareholder of the Advisor for over thirty five years.
Mr. Birnholz is Senior Managing Director of the Advisor. He has been at the Advisor since 1995 and serves as the firm’s Chief Financial Officer and is a member of the firm’s Investment Policy Committee. Mr. Birnholz graduated magna cum laude from New York University’s College of Business Administration with a B.S. degree in Accounting and Economics in 1983. He received his MBA in Finance from New York University’s Graduate School of Business Administration in 1987, graduating with distinction. Mr. Birnholz has been actively involved in the investment community since 1983. Prior to joining the Advisor, he held senior level positions at merchant banks including The Jesup Group, Inc., The International Harvest Group, Inc. and Edgewater Partners, Inc. where he focused on making principal investments in private as well as public corporations. In the mid 1980’s, Mr. Birnholz worked in the High Net-Worth Municipal Bond Group at Shearson Lehman Brothers.
Mr. Posner is a Managing Director/Senior Portfolio Manager of the Advisor, where he plays a key role in the firm’s research and portfolio management efforts and is a member of its Investment Policy Committee. He joined the firm in 2005 and has been managing dividend income equity portfolios for more than five years. He received his B.S. (1979) and M.Eng. (1980) from Rensselaer Polytechnic Institute, and his MBA from the University of Pennsylvania’s Wharton School in 1986. Prior to joining Matrix in 2005, Mr. Posner was a principal at David J. Greene & Co. in New York City, spending 17 years focused on equity research and portfolio management. Before joining David J. Greene & Co., he worked at Management Asset Corporation in Westport, CT for two years. He is a member of the Investment Policy Committee. Mr. Posner is also a member of the CFA Institute, CFA Society New York and the Media and Entertainment Analysts of New York. Mr. Posner is also licensed as a Professional Engineer in New York State.
Mr. Roukis is a Managing Director/Senior Portfolio Manager of the Advisor where he plays a key role in the firm’s research and portfolio management efforts. He graduated from the State University of New York at Buffalo with a B.A. in History in 1991. Mr. Roukis received an M.A. in Economics from New York University in 2000. He began his career in 1994 at the Advisor, is a member of the firm’s Investment Policy Committee, and has been managing dividend income equity portfolios for more than five years. Mr. Roukis is a CFA charter holder, member of the CFA Society New York and a member of the CFA Institute.
Mr. Weinberger is Managing Director/Senior Portfolio Manager of the Advisor. He is a member of the firm’s Investment Policy Committee. In addition to investment research, his responsibilities include business development and client service, and he has been managing dividend income equity portfolios for more than five
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years. He received his undergraduate degree in English Literature from the University of Colorado, a Higher Diploma in Anglo Irish Literature from Trinity College, Dublin and an MBA from the University of Chicago. Prior to joining the Advisor, Mr. Weinberger was a Partner at Armstrong Shaw Associates in Connecticut, where he was a member of its Investment Committee for 14 years. Prior to joining Armstrong Shaw, Mr. Weinberger was a Partner and Portfolio Manager at Pecksland Associates L. P. and Pine Tree Capital as well as Head of Research at Management Asset Corporation where he worked with David Katz. He is a CFA charter holder.
The Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities of the Fund.
Fund Expenses
The Advisor has agreed to waive its management fee and/or reimburse the Fund’s operating expenses for an indefinite period, to the extent necessary to ensure that the Fund’s total operating expenses (excluding interest, acquired fund fees and expenses, distribution and/or service (12b-1) fees, leverage and tax expenses, dividend and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 0.90% of the Fund’s average daily net assets. The operating expenses limitation agreement can be only terminated by the Board upon 60 days’ written notice to the Advisor, and only after a period no less than one year from the effective date of this Prospectus. The operating expenses limitation agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. The Advisor is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period from the date of the waiver or reimbursement, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The operating expenses limitation agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where the Advisor recoups previously waived or reimbursed expenses. Currently, the Advisor has agreed not to seek recoupment of such fee waivers and/or expense reimbursements.

Shareholder Information
How to Buy Shares
You may open a Fund account with a minimum initial investment of $1,000 and add to your account at any time with a minimum subsequent investment of $100 or more. You may open a retirement account or Automatic Investment Plan account with a minimum initial investment of $500 and add to your account at any time with a minimum subsequent investment of $100 or more. The Fund may waive minimum investment requirements from time to time.
In compliance with the USA PATRIOT Act of 2001, please note that U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Fund’s transfer agent (the “Transfer Agent”) will verify certain information on your account application as part of the Fund’s anti-money laundering program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners or controlling persons at your legal entity prior to the opening of your account. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Transfer Agent at 1-866- 209-1965 if you need additional assistance when completing your application.
If we do not have a reasonable belief of the identity of a customer, the account will be rejected, or the customer will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.
You may purchase shares of the Fund by check, wire or via electronic funds transfer through the Automated Clearing House (ACH) network. Your share purchase price will be at the NAV next determined after the Transfer Agent receives your order with complete information and meeting all of the requirements discussed in this
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Prospectus. For certain qualified brokers, when you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next share price calculated by the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. All purchases by check must be in U.S. dollars, drawn on a U.S. financial institution. If your check does not clear you will be charged a return check fee and may be responsible for any loss sustained by the Fund. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment. The Fund does not issue share certificates.
The Fund reserves the right to reject any purchase order if, in the Fund’s discretion, it is in its best interest to do so. For example, a purchase order may be refused if it appears so large that it would disrupt the management of the Fund. Purchases may also be rejected from persons believed to be engaged in “frequent trading” as described under “Frequent Trading,” below. Investors will generally be notified of any purchase orders that are rejected within two business days.
Shares of the Fund have not been registered for sale outside of the United States.
By Check
If you are making an initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail or send it via overnight delivery with a check made payable to “Matrix Advisors Dividend Fund” to:

Regular Mail Matrix Advisors Dividend Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Overnight Delivery Matrix Advisors Dividend Fund c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307
Please do not send letters by overnight delivery service or express mail to the P.O. Box address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
If you are making a subsequent purchase, please note that an Invest by Mail form is attached to the confirmation statement you will receive after each transaction. Detach the form from the confirmation statement and mail it together with a check made payable to “Matrix Advisors Dividend Fund” to the Fund in the envelope provided with your statement or to the address noted above. You should write your account number on the check.
You may also mail a letter together with a check to the Transfer Agent identifying the name of the Fund and indicating the dollar value of shares to be purchased. Please write your account number on the check.
By Wire
If you are making your first investment in the Fund, you must have a completed Account Application before you wire funds to the Transfer Agent. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. You may also fax the Account Application by calling the Transfer Agent at 1-866-209-1965. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.
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Your bank should transmit funds by wire to:
U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No.: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No.: 112-952-137
Further Credit: Matrix Advisors Dividend Fund
Account name (shareholder name)
Shareholder account number
Before sending your wire, please contact the Transfer Agent at 1-866-209-1965 to advise it that you are intending to wire funds. This will ensure prompt and accurate credit upon receipt of your investment. Your bank may charge you a fee for sending a wire to the Fund. Wired funds must be received prior to 4:00 p.m., Eastern Time, to be eligible for the same day pricing. The Fund and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Telephone Purchase
Investors may purchase additional shares of the Fund by calling 1-866-209-1965. Unless you declined this option on your account application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase and your account must be open for at least 7 business days before the first telephone purchase. If your order is received prior to 4:00 p.m. Eastern time, your shares will be purchased at the NAV calculated on the day your order is placed.
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
Investment Brokers or Dealers
You may buy or sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. For certain qualified brokers, when you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next share price calculated by the Fund. The broker (or agent) generally holds your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus.
Automatic Investment Plan
For your convenience, the Fund offers an Automatic Investment Plan (an “AIP”). The minimum initial investment is reduced to $500 for investors who wish to enroll in an AIP. Under an AIP, you authorize the Fund to withdraw a minimum amount of $100 from your bank on a monthly, quarterly, semi-annual, or annual basis. We are unable to debit or credit mutual fund or pass-through accounts. Please contact your financial institution to determine if it participates in the Automated Clearing House System (ACH). If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. If you wish to enroll in an AIP, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the AIP at any time by notifying the Transfer Agent in writing or by telephone. Any changes should be submitted five days prior to effective date.
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Retirement Plans
The Fund offers an Individual Retirement Account (“IRA”) plan. You may obtain information about opening an IRA plan account by calling the Transfer Agent at 1-866-209-1965.
How to Sell Shares
You may sell (redeem) your Fund shares on any date the Fund and the New York Stock Exchange (“NYSE”) are open for business. You may redeem your shares by sending a written request to the Transfer Agent or by telephone as discussed below. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration, and include a signature guarantee(s), if applicable. Corporations, executors, administrators, trustees or guardians must submit documents evidencing their authority to act. Certain redemptions require a signature guarantee. Call the Transfer Agent for details. You should send your redemption request to:

Regular Mail Matrix Advisors Dividend Fund c/o U.S. Bank Global Fund Services PO Box 219252 Kansas City, MO 64121-9252	Overnight Delivery Matrix Advisors Dividend Fund c/o U.S. Bank Global Fund Services 801 Pennsylvania Ave, Suite 219252 Kansas City, MO 64105-1307
Please do not send letters by overnight delivery service or express mail to the P.O. Box address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
The Fund typically expects to send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. If you did not purchase your shares via wire, the Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your purchase amount has cleared, whichever occurs first.
The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to IRA or other retirement plans, or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account up to at least $1,000 before the Fund takes any action. Redemption of your shares under these circumstances may result in a taxable gain or loss.
The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. In stressed market conditions, redemption methods may include paying redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. For federal income tax purposes, redemptions paid in securities are taxed in the same manner to a redeeming shareholder as redemptions paid in cash.
Shareholders may request that redemption proceeds of $1,000 or more be wired directly to a bank account or by electronic funds transfer via the ACH network to the bank account designated by you on your application. There is a $15 fee for each wire transfer.
Signature Guarantee
Your signature must be guaranteed, from either a Medallion program member or a non-Medallion program member, if: (a) the proceeds of any redemption exceed $50,000; (b) ownership on your account is being changed;
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(c) redemption proceeds are payable or sent to any person, address or bank account not on record, (d) redemptions are transmitted by federal wire transfer (if not previously authorized on the account); or (e) a redemption is received by the Transfer Agent and the account address has changed within the last 30 calendar days. In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations as well as from participants in the Securities Transfer Agents Medallion Program (STAMP) and the New York Stock Exchange Medallion Signature Program (NYSE MSP). A notary public is not an acceptable signature guarantee. The Fund reserves the right to waive any signature requirement at its discretion.
Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, please contact the Fund in advance by calling 1-866-209-1965.
Telephone Transactions
Unless you specifically declined telephone options on the account application, you may redeem amounts of $50,000 or less by telephone. Proceeds redeemed will be mailed or sent via electronic funds transfer through the ACH network or wired only to an investor’s address or bank of record shown on the records of the Transfer Agent.
When you establish any telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. These procedures may include recording the telephone call and asking the caller for a form of personal identification. The Fund reserves the right to refuse a telephone request if it believes that the person making the request is neither the record owner of the shares nor otherwise authorized by the shareholder to request the transaction. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. Once a telephone transaction is placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). The Fund may change, modify or terminate these privileges at any time upon at least 60 days’ notice to shareholders.
To arrange for the telephone redemption privilege after an account has been opened, or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account and may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.
Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer
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Agent toll-free at 1-866-209-1965 at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.
Pricing of Fund Shares
The price of the Fund’s shares is the Fund’s NAV. This is calculated by dividing the Fund’s assets, minus its liabilities, by the number of shares outstanding. The Fund’s assets are the value of securities held in its portfolio, plus any cash and other assets. The Fund’s liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus. Applications for purchase of shares and requests for redemption of shares received after the close of trading on the NYSE will be based upon the NAV as determined as of the close of trading on the next day the NYSE is open.
The NAV of the Fund’s shares is determined as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. Fund shares will not be priced on days that the NYSE is closed for trading (including weekends and certain U.S. holidays).
Fair Value Pricing
The Fund’s investments are valued principally according to market value when market quotations are readily available. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities trading on the NASDAQ Stock Market Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price. When a market quote is not readily available, the security’s value is based on “fair value” as determined in good faith by the Fund’s Pricing Committee using procedures established by the Board of Trustees. In determining fair value, the Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon the security’s current sale. With respect to securities that are actively traded on U.S. exchanges, the Fund expects that market quotations will generally be available, and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day or a security is thinly-traded. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
The value of any shares of open-end mutual funds held by the Fund will be calculated using the NAV of such funds. The prospectuses for any such open-end mutual funds should explain the circumstances under which the funds use fair value pricing and the effects of using fair value pricing.
Frequent Trading
The Fund discourages short-term or excessive trading (“frequent trading”) of its shares by shareholders and maintains procedures reasonably designed to detect and deter such frequent trading. The Board has adopted a policy and procedures that are designed to detect and deter frequent trading. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the mutual fund’s share price. Frequent trading may dilute the value of Fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of the Fund’s portfolio, as it may result in the Fund maintaining higher cash balances than it otherwise would or cause the Fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause the Fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of the Fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.
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In addition, while the Fund has no present intention to invest a significant portion of its assets in foreign securities, to the extent that it does invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, frequent trading by some shareholders may, in certain circumstances, dilute the value of Fund shares held by other shareholders. This may occur when an event that affects the value of the foreign security takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV. Certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (referred to as price arbitrage). If this occurs, the market timers who attempt this type of price arbitrage may dilute the value of the Fund’s shares to the extent they receive shares or proceeds based upon NAVs that have been calculated using the closing market prices for foreign securities. In an effort to prevent price arbitrage, the Fund has procedures designed to adjust closing market prices of foreign securities before the Fund calculates its NAV when it believes such an event has occurred. Prices are adjusted to reflect what the Fund believes are the fair values of these foreign securities at the time the Fund determines its NAV (called fair value pricing). Fair value pricing, however, involves judgments that are inherently subjective and inexact, since it is not possible to always be sure when an event will affect a market price and to what extent. As a result, there can be no assurance that fair value pricing will always eliminate the risk of price arbitrage. The risk of price arbitrage also exists with thinly-traded securities in the United States, such as some small-capitalization equity securities. Such securities are typically less liquid and more thinly-traded than securities of large capitalization issuers. Developments affecting issuers of thinly-traded or less liquid securities will not be reflected in their market price until the security trades again in the marketplace. Frequent traders may seek to exploit this delay by engaging in price arbitrage, in this case by buying or selling shares of the Fund prior to the time of the adjustment of the market price of securities in its portfolio. This may result in the dilution of the value of the Fund’s shares. The Fund may employ fair value pricing to these types of securities if it determines that the last quoted market price no longer represents the fair value of the security.
The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have simultaneous access to the underlying shareholder account information.
In compliance with Rule 22c-2 under the 1940 Act, Quasar Distributors, LLC, the Fund’s distributor, on behalf of the Fund, has entered into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing policies.
The Fund will not accommodate frequent trading of Fund shares. As indicated above under “How to Buy Shares,” the Fund reserves the right to refuse any purchase order for its shares for any reasons, including transactions deemed by the Fund to represent frequent trading activity. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.
Redemptions In-Kind
The Fund has made an election pursuant to Rule 18f-1 under the 1940 Act that obligates it to pay in cash all redemptions to any shareholder of record unless a shareholder requests a redemption, within a 90-day period of shares having a value in excess of (i) $250,000, or (ii) 1% of the Fund’s NAV, whichever is less. In this case, the Fund is permitted to pay the redemption price in whole or in part by a distribution of securities from its portfolio. In that event, the value of the securities distributed would be equal to the amount redeemed, determined at the same time, and in the same manner, as the redemption price is determined. Shareholders who receive redemption
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payments in securities may incur brokerage costs in converting the securities they receive into cash and will bear any market risks associated with such securities until they are converted into cash. For federal income tax purposes, redemptions-in-kind are taxed in the same manner to a redeeming shareholder as redemptions paid in cash. The subsequent sale of securities received in kind may also result in recognized gains or losses for federal income tax purposes.
Distributions
The Fund expects to make distributions of net investment income quarterly, typically in March, June, September and December. If there is no net investment income during a quarter, or if it is a de minimis amount, a distribution will not be made. The Fund also expects to make a distribution of net capital gain, if any, annually, typically within the month of December. The Fund may make additional distributions if it deems such distributions necessary at any other time during the year.
All distributions will be reinvested in additional Fund shares unless you choose to receive either net investment income and/or net capital gain distributions in cash.
If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six-months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions in your account.
If you wish to change your distribution option, write or call the Transfer Agent at least five days in advance of the payment date of the distribution. However, any such change will be effective only as to distributions for which the record date is five or more days after the Transfer Agent has received the written request.
Distribution Plan
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
Tax Consequences
Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund.
Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net gain from foreign currency transactions, and net short-term capital gain), if any, are generally taxable to the Fund’s shareholders as ordinary income. For non-corporate shareholders, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gains, if certain holding period requirements have been satisfied by the Fund and the shareholder. For corporate shareholders, a portion of the Fund’s distributions of investment company taxable income may be eligible for the intercorporate dividends-received deduction to the extent that the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount as eligible for deduction, and the shareholder meets certain holding period requirements. To the extent the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and generally cannot be offset by a shareholder’s capital losses from other investments.
Distributions of net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable to shareholders as long-term capital gains regardless of the length of time a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment, or the dividends-received deduction described above.
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You will be taxed in the same manner whether you receive your distributions (of either investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November, or December to shareholders of record and paid the following January are taxable as if received on December 31 of the calendar year in which such distributions were declared.
Shareholders that sell or redeem shares generally will have a capital gain or loss from the sale or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale or redemption (including redemptions paid in-kind) and how long the shares were held by a shareholder. Generally, capital gain or loss realized upon a sale or redemption of Fund shares will be long-term if you have held your Fund shares for more than one year and short-term if you have held your Fund shares for one year or less. If you purchase substantially identical Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will be disallowed and will instead increase the basis of the new shares. Additionally, any loss realized upon a sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to those shares.
In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8%. The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized on the sale or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.
The Fund may be required to withhold federal income tax from a shareholder’s distributions and redemption proceeds (at a rate set under Section 3406 of the Internal Revenue Code of 1986, as amended, for U.S. residents) if a shareholder fails to furnish the Fund with his or her correct Social Security number or other taxpayer identification number and certain certifications or the Fund receives a notification from the Internal Revenue Service (“IRS”) that the shareholder is subject to backup withholding.
Shareholders who hold their Fund shares through an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-866-209-1965. Investors will be asked whether or not to withhold taxes from any distribution.
The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 when such shareholder subsequently sells or redeems those shares. The Fund will determine the cost basis of such shares using the average cost method unless you elect in writing any alternative IRS-approved cost basis method. Please see the SAI for more information regarding cost basis reporting.
The Fund will annually report to shareholders the federal income tax status of all distributions made by the Fund for the preceding year. This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax advisor.
Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at 1-866-209-1965 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.
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Financial Highlights
This table shows the Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all distributions. The information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm, whose report, together with the Fund’s financial statements, are included in the Fund’s annual report on Form N-CSR for the fiscal year ended June 30, 2026, which is available at no charge by calling the Fund at 1-800-366-6223.
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Matrix Advisors Dividend Fund
Financial Highlights
	Year ended June 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$34.89	$30.05	$26.61	$27.97	$28.80
INVESTMENT OPERATIONS:
Net investment income(a)	0.71	0.69	0.66	0.63	0.60
Net realized and unrealized gain (loss) on investments (b)	5.24	4.85	3.42	0.26	(0.64)
Total from investment operations	5.95	5.54	4.08	0.89	(0.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.70)	(0.69)	(0.64)	(0.61)	(0.59)
Net realized gains	(2.19)	(0.01)	—	(1.64)	(0.20)
Total distributions	(2.89)	(0.70)	(0.64)	(2.25)	(0.79)
Net asset value, end of year	$37.95	$34.89	$30.05	$26.61	$27.97
Total return	17.76%	18.55%	15.46%	3.17%	(0.28)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$64,467	$53,311	$44,844	$36,602	$28,894
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.08%	0.99%	1.16%	1.23%	1.23%
After expense waiver/recoupment	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	1.95%	2.08%	2.35%	2.29%	2.02%
Portfolio turnover rate	33%	27%	25%	31%	45%
(a)Net investment income per share has been calculated based on average shares outstanding during the years.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

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PRIVACY NOTICE
The Fund collects non-public information about you from the following sources:
•Information we receive about you on applications or other forms;
•Information you give us orally; and
•Information about your transactions with us or others.
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder's authorization, except as required or permitted by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.
If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with nonaffiliated third parties.

Investment Advisor
Matrix Asset Advisors, Inc.
10 Bank Street, Suite 590
White Plains, NY 10606
1-800-366-6223

●
Custodian
U.S. Bank N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

●
Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207
1-866-209-1965

●
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
●
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101
●
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202-5615

MATRIX ADVISORS DIVIDEND FUND
www.matrixadvisorsdividendfund.com
For investors who want more information about the Fund, the following documents are available free upon request:
Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
Statement of Additional Information: The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.
To request and receive free copies of the annual and semi-annual reports or the SAI, or to request other information (including shareholder inquiries and the Fund’s financial statements) and discuss your questions about the Fund, contact the Fund at:
c/o Matrix Asset Advisors, Inc.
10 Bank Street, Suite 590
White Plains, NY 10606
Telephone (toll free): 1-866-209-1965

Or, on the Fund’s website at:
www.matrixadvisorsdividendfund.com

Reports and other information about the Fund are also available:
◦Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov.
◦For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act File No. 811-23175)

Prospectus

MATRIX
ADVISORS
DIVIDEND FUND

Ticker Symbol: MADFX
Cusip: 57681H108

October 31, 2026

10 Bank Street, Suite 590
White Plains, NY 10606

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

MATRIX ADVISORS DIVIDEND FUND
a series of Matrix Advisors Funds Trust
10 Bank Street, Suite 590
White Plains, NY 10606

TICKER: MADFX

STATEMENT OF ADDITIONAL INFORMATION
October 31, 2026

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated October 31, 2026, as amended and supplemented from time to time (the “Prospectus”), of the Matrix Advisors Dividend Fund (the “Fund”), a series of Matrix Advisors Funds Trust (the “Trust”). This SAI is incorporated into the Prospectus in its entirety. Matrix Asset Advisors, Inc. (the “Advisor”) is the investment advisor to the Fund.

The Fund’s audited financial statements for the fiscal year ended June 30, 2026, are incorporated into this SAI by reference to the Fund’s 2026 Annual Report on Form N-CSR (File No. 811-23175).

To obtain a copy of the Fund’s Prospectus and/or the Fund’s 2026 Annual Report on Form N-CSR free of charge, please call 1-866-209-1965.

THE TRUST

The Trust is authorized to issue an unlimited number of interests (or shares). Interests in the Fund are represented by shares of beneficial interest each with no par value. Each share of the Trust has equal voting rights and liquidation rights and is voted in the aggregate and not by the series, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

Each share of a class of the Fund represents an equal proportionate interest with each other share of such class in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees. The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected. Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.
The Fund is an open-end management investment company organized as a Delaware statutory trust on July 20, 2016. The Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. Such a registration does not involve supervision of the management or policies of the Fund. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS
The Fund’s principal investment strategies and the risks associated with the same are described in the “Summary Section” and “Additional Information about the Fund” section of the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Prospectus, should not be considered to be a principal strategy (or related risk) applicable to the Fund. The Fund might not invest in all of these types of securities or use all of these techniques at any one time. The Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund’s investment objective, policies and restrictions described in the Fund’s Prospectus and/or this SAI, as well as the federal securities laws.
Diversification
The Fund is diversified. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the outstanding voting securities of one issuer. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Because the Fund is diversified, the Fund is less subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.
Whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset. Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the Fund complies with its investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy. If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.
The following discussion supplements the discussion of the Fund’s investment objective and policies as set forth in the Prospectus. There can be no assurance the investment objective of the Fund will be attained.
Description of Permitted Investments
Common Stock
The Fund invests primarily in common stocks of large-capitalization companies. Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general market risks described in the Prospectus, investments in common stock are subject to the risk that if a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stock
The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.
Rights and Warrants
A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.
Convertible Securities
The Fund may invest in convertible securities (bonds, notes, debentures, preferred stock and other securities convertible into common stocks) that may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero-coupon debt securities, which may be converted or exchanged at a rate or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible debt securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer’s common stock. In addition to the general market risks described in the Prospectus, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.
Real Estate Investment Trusts
The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT.
Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.
Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on the ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for pass-through tax treatment of their income under the Code, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.
Master Limited Partnerships
The Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended, and listed on a major United States stock exchange, if the issuer meets the Funds’ investment criteria. MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their cash flow in distributions. An investment in an MLP may generate passive income or losses, along with dividend and investment income. The MLPs that the Fund may purchase are comprised of a general partner (the “GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment. Typically, the GP has a 1% to 2% investment in the MLP but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase. This serves as an incentive to the GP to grow the partnership’s distributions.
MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.
Investment Companies
The Fund may invest its assets in shares of other registered investment companies, including money market mutual funds. The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act, and consistent with its investment restrictions herein. Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%. These restrictions may not apply to the Fund’s investments in money market mutual funds, if the Fund’s investments fall within the exceptions set forth under the rules and regulations of the 1940 Act.
If the Fund invests in investment companies, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company in which it invests.
Rule 12d1-4 of the 1940 Act provides an exemption from Section 12(d)(1) that allows a fund to invest all of its assets in other registered funds, including exchange-traded funds (“ETFs”), if the fund satisfies certain conditions specified in the Rule, including, among other conditions, that the funds and their advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end investment company).
The Fund’s investment in other investment companies may include shares of ETFs). An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. ETFs may be structured as investment companies that are registered under the 1940 Act, typically as open-end funds or unit investment trusts. ETFs may be based on specific domestic and foreign market securities indices or actively managed by the ETF’s investment adviser(s). An “index-based ETF” seeks to provide investment results that match the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. An “enhanced ETF” seeks to provide investment results based on the fund’s investment objective without regard to a particular index. In seeking to provide such results, an ETF, and in particular, an enhanced ETF, may engage in short sales of securities included in the underlying index and may invest in derivatives instruments, such as equity index swaps, futures contracts, and options on securities, and stock indices. Alternatively, ETFs may be structured as grantor trusts or other forms of pooled investment vehicles that are not registered or regulated under the 1940 Act. These ETFs typically hold commodities, precious metals, currency or other non-securities investments. ETFs, like mutual funds, have expenses associated with their operation, such as advisory and custody fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, including the brokerage costs associated with the purchase and sale of shares of the ETF, the Fund will bear a pro rata portion of the ETF’s expenses. In addition, it may be more costly to own an ETF than to directly own the securities or other investments held by the ETF because of ETF expenses. The risks of owning shares of an ETF generally reflect the risk of owning the underlying securities or other investments held by the ETF, although lack of liquidity in the market for the shares of an ETF could result in the ETF’s value being more volatile than the underlying securities or other investments.
Depositary Receipts
To the extent the Fund invests in stocks of foreign corporations, the Fund’s investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers. American Depositary Receipts (“ADRs”) are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”) are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the U.S. EDRs, for example, are designed for use in European securities markets, while GDRs are designed for use throughout the world. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
The Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Advisor deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored. However, the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the Depositary Receipts.
Foreign Securities
Investments in foreign securities involve certain inherent risks, including the following:
Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.
Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected by currency restrictions and exchange control regulations enacted from time to time.
Market Characteristics. The Advisor expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.
Taxes. The interest and dividends payable on some of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.
Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.
Emerging Markets. Investments in securities of companies in developing or emerging markets can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. companies. For example, developing and emerging markets may be subject to (i) greater social, political and economic uncertainty, (ii) governmental controls on foreign investments and limitations on repatriation of invested capital, (iii) lower disclosure, corporate governance, auditing and financial reporting standards, (iv) fewer protections of property rights, and (v) restrictions on the transfer of securities or currency. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
•Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
Options on Securities
The Fund may write (sell) covered call options on its portfolio securities (“covered options”) in an attempt to enhance gain. When the Fund writes a covered call option, it gives the purchaser of the option the right, upon exercise of the option, to buy the underlying security at the price specified in the option (the “exercise price”) at any time during the option period, generally ranging up to nine months. If the option expires unexercised, the Fund will realize income to the extent of the amount received for the option (the “premium”). If the call option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund forgoes, in exchange for the premium less the commission (“net premium”) the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

The Fund may terminate its obligation as writer of a call option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a “closing purchase transaction.”
Closing purchase transactions enable the Fund to immediately realize gains or minimize losses on its options positions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist. In addition, stock index prices may be distorted by interruptions in the trading of securities of certain companies or of issuers in certain industries, which could disrupt trading in option positions on such indices and preclude the Fund from closing out its options positions. If the Fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to terminate its obligations or minimize its losses under such options prior to their expiration.
The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.
A “limited derivatives user” exemption exists under Rule 18f-4 of the 1940 act and, in lieu of adopting a full derivatives risk management program, the Fund is required to comply with a 10% notional exposure-based limit on derivatives transactions and to adopt written policies and procedures reasonably designed to manage the Fund’s derivatives risks. To the extent it invests in derivatives (such as options on securities), the Fund qualifies as a “limited derivatives user.”
Short-Term Investments
The Fund may invest in any of the following securities and instruments:
Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar- denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.
In addition to buying certificates of deposit and bankers’ acceptances, the Fund may also make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-2” or higher by Moody’s, or similarly rated by another nationally recognized statistical ratings organization or, if unrated, will be determined by the Advisor to be of comparable quality.
Illiquid Securities
The Fund may not invest more than 15% of the value of its net assets in illiquid securities. The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with this investment restriction.
In connection with the implementation of the SEC’s liquidity risk management rule, the term “illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven days or less without the sale or disposition significantly changing the market value of the security. The Fund is subject to guidelines as set forth in the Fund’s liquidity risk management program.
Temporary Defensive Strategies
Under normal market conditions, the Fund invests substantially all of its assets in the securities and investments described above. The Fund, however, may temporarily depart from its principal investment strategies by investing up to 100% of its assets in cash, cash equivalents, money market mutual funds, or high-quality short-term money market instruments, in response to adverse market, economic or political conditions, or in other appropriate circumstances.

INVESTMENT RESTRICTIONS
Fundamental Investment Restrictions
The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities. As used herein, a “majority of the Fund’s outstanding voting securities” means the lesser of:
1)67% or more of the Fund’s shares present at a shareholder meeting if the holders of more than 50% of the Fund’s outstanding shares are present in person or by proxy; or
2)More than 50% of the Fund’s outstanding shares.
In accordance with these restrictions, the Fund may not:
1.issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in derivatives transactions or short sales;
2.underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);
3.purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);
4.purchase or sell commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by or linked to commodities;
5.make loans of money (except for the lending of the Fund’s portfolio securities and purchases of debt obligations);
6.with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (this restriction does not apply to investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies); or
7.invest in the securities of any one industry or group of related industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
Non-Fundamental Investment Restrictions
The following lists the non-fundamental investment restrictions applicable to the Fund, which may be changed by the Board of Trustees without shareholder approval.
1.Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying stocks (as defined in the Prospectus).
2.The Fund may not invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.
Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction. In connection with the implementation of Rule 22e-4 under the 1940 Act, these limitations apply to investments in illiquid securities that are “assets” (i.e., investments that have positive values).
TRUSTEES AND OFFICERS
The overall management of the business and affairs of the Fund is vested with the Fund’s Board of Trustees. The day-to-day operations of the Fund are delegated to the Fund’s officers subject to the investment objectives and policies of the Fund and to general supervision by the Board of Trustees. The Trustees and officers of the Fund (“Trustees” and “Officers”) are listed in the tables below. The address of each Trustee and officer of the Fund is c/o Matrix Asset Advisors, Inc., 10 Bank Street, Suite 590, White Plains, NY 10606.

Trustees and Officers of the Trust

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Year Service Began	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee for the Past Five Years
Interested Trustee
David A. Katz, CFA(1) (Born 1962)	Trustee, President and Treasurer	Indefinite; Since 2016	Chief Investment Officer (1986 to present) and President (1990 to present) of the Advisor, and portfolio manager of the Fund (2016 to present).	1	Director, Matrix Advisors Value Fund, Inc. (mutual fund) (from 1997 to February 2025)
Independent Trustees
T. Michael Tucker (Born 1942)	Independent Trustee	Indefinite; Since 2016	Retired; formerly, owner of T. Michael Tucker, (certified public accounting firm) (1977 to 2005 and 2011 to 2019); formerly, Consultant, Carr Riggs & Ingram, LLP, (certified public accounting firm) (2005 to 2011).	1	Director, Matrix Advisors Value Fund, Inc. (mutual fund) (from 1997 to February 2025)
Larry D. Kieszek (Born 1950)	Independent Trustee	Indefinite; Since 2016	Retired; formerly Partner Purvis, Gray & Company, LLP, (certified public accounting firm) (1974 to 2015).	1	Director, Matrix Advisors Value Fund, Inc. (mutual fund) (from 1997 to February 2025)
David S. Wyler (Born 1969)	Independent Trustee	Indefinite; Since 2016	Enterprise Account Leader, Advanced TV, TransUnion (consumer credit reporting company) (March 2021 - present); Vice President of Advanced TV & Digital Video, IRI Worldwide (market research company) (December 2017 to December 2020).	1	Director, Matrix Advisors Value Fund, Inc. (mutual fund) (from 2016 to February 2025)
Keith Shintani (Born 1963)	Independent Trustee and Chairman	Indefinite; Since 2023	Retired, formerly Senior Vice President of Relationship Management, U.S. Bank Global Fund Services (January 1998 to June 2022).	1	Ultimus Managers Trust (26 series) (since January 2024)
(1)    “Interested person” of the Trust is defined in the 1940 Act. Mr. Katz is considered an “interested person” of the Trust due to his positions as President and Chief Investment Officer of, and ownership interest in, the Advisor.

Officers of the Trust
Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Year Service Began	Principal Occupation During Past Five Years
Steven G. Roukis, CFA (Born 1967)	Senior Vice President	Indefinite; Since 2016	Managing Director and Senior Portfolio Manager of the Advisor (2005 to present).
Lon F. Birnholz (Born 1960)	Executive Vice President and Secretary	Indefinite; Since 2016	Senior Managing Director of the Advisor (1999 to present).
Jordan F. Posner (Born 1957)	Senior Vice President	Indefinite; Since 2016	Managing Director and Senior Portfolio Manager of the Advisor (2005 to present).
Jonathan M. Tom (Born 1983)	Senior Vice President	Indefinite; Since 2016	Chief Operating Officer of the Advisor (2015 to present); Head Fixed Income Trader of the Advisor (2011 to present); Equity Research Analyst of the Advisor (2005 to present).
Stephan J. Weinberger, CFA (Born 1955)	Senior Vice President	Indefinite; Since 2016	Managing Director and Senior Portfolio Manager of the Advisor (2010 to present).
Jacqueline A. Mandel (Born 1964)	Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer	Indefinite; Since February 2022
Chief Compliance Officer of the Advisor (February 2022 to present); Marketing Consultant of the Advisor (July 2021 to January 2022); Investment Management Sales Associate of Arrow Partners, Inc. (a third-party marketing firm) (January 2021 to January 2022);

Additional Information Concerning Our Board of Trustees
The Role of the Board of Trustees
The Board of Trustees provides oversight of the management and operations of the Fund. Like all mutual funds, the day-to-day responsibility for the management and operation of the Fund is the responsibility of various service providers to the Fund, such as the Advisor and the Fund’s portfolio manager, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI. The Board of Trustees has appointed various senior individuals of the Advisor as officers of the Fund, with responsibility to monitor and report to the Board of Trustees on the Fund’s operations. In conducting this oversight, the Board of Trustees receives regular reports from these officers and service providers regarding the Fund’s operations. For example, the Treasurer provides reports as to financial reporting matters and the Fund’s portfolio manager reports on the performance of the Fund’s portfolio. The Board of Trustees has appointed a Chief Compliance Officer (“CCO”) who administers the Fund’s compliance program and regularly reports to the Board of Trustees as to compliance matters. Some of these reports are provided as part of formal “board meetings” which are typically held quarterly, in person, and involve the Board of Trustees’ review of recent Fund operations. From time to time, one or more members of the Board of Trustees may also meet with management in less formal settings, between formal board meetings to discuss various topics. In all cases, however, the role of the Board of Trustees and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Fund.
Board Leadership Structure
The Board of Trustees has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established two standing committees, a Nominating Committee and an Audit Committee (which serves as the Qualified Legal Compliance Committee), which are discussed in greater detail below under “Board Committees”. All of the Trustees, except Mr. Katz, are “Independent Trustees” who are not affiliated with the Advisor, the Fund’s principal underwriter, or their affiliates. The Nominating Committee and Audit Committee are composed entirely of Independent Trustees. The Chairman of the Board of Trustees is an Independent Trustee. The Board of Trustees has determined not to combine the Chairman position and the principal executive officer position and has appointed Mr. Katz, the Chief Investment Officer and President of the Advisor, as President of the Fund. The Board of Trustees reviews its structure and the structure of its committees annually. The Board of Trustees has determined that the structure of the Independent Chairman, the composition of the Board of Trustees, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.
Board Oversight of Risk Management
As part of its oversight function, the Board of Trustees receives and reviews various reports and assessments and discusses these matters with appropriate management and other personnel. Because risk management is a broad concept comprised of many disparate elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways. For example, the Board of Trustees reviews compliance reports from the Fund’s CCO as well as the Fund’s administrator and engages in discussions with each of them as necessary, in its oversight of compliance activities affecting the Fund. By way of further example, the Independent Trustees ask for reports and engage in discussions with personnel of the Advisor as necessary to review other types of risks, such as business continuity risk or investment risk. The Audit Committee also meets with the Fund’s independent public accounting firm to discuss, among other things, the internal control structure of the Fund’s financial reporting function. Not all risks that may affect the Fund or its portfolio can be identified, or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Fund, the Advisor, its affiliates or other service providers.
Information about Each Trustee’s Qualifications, Experience, Attributes or Skills
The Board of Trustees believes that each of its members has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Fund in light of the Fund’s business and structure. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them. Certain of these business and professional experiences are set forth in detail in the charts above. In addition, each of the Trustees has served on boards for organizations other than the Fund, and Messrs. Katz, Kieszek, Tucker and Wyler had previously served on the Board of Directors of the Matrix Advisors Value Fund, Inc., a mutual fund previously advised by the Advisor, which was converted into an ETF offered by EA Series Trust, where the Advisor now serves as sub-adviser to such ETF. Messrs. Katz, Kieszek and Tucker served on the Board of Directors of Matrix Advisors Value Fund, Inc. from 1997 to February 2025, and Mr. Wyler served on such Board from 2016 to February 2025. Collectively, the Trustees therefore have substantial board experience and, in their service to the Fund, have gained substantial insight as to the operation of the Fund. The Independent Trustees will annually conduct a “self-assessment” wherein the effectiveness of the Board and individual Trustees will be reviewed.
In addition to the information provided in the previous charts, additional information concerning each particular Trustee and certain of their Trustee Attributes is provided below. The information provided below, and in the chart above, is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or to develop solutions. In addition, the summaries set forth below as to the qualifications, attributes and skills of the Trustees are furnished in response to disclosure requirements imposed by the SEC, do not constitute any representation or guarantee that the Board of Trustees or any Trustee has any special expertise or experience, and do not impose any greater or additional responsibility or obligation on, or change any standard of care of, any such person or on the Board of Trustees as a whole than otherwise would be the case.
Trustee Attributes
David A. Katz, CFA. Mr. Katz has served as a Trustee, as President and Treasurer, and as a portfolio manager of the Fund since 2016. Mr. Katz has served as Chief Investment Officer of the Advisor since 1986 and as President of the Advisor since 1990. In addition to his investment management experience, Mr. Katz is also a CFA charterholder. Through his experience as a Trustee and officer of the Fund, his prior mutual fund board experience, his investment management experience, and his experience as a CFA charterholder, Mr. Katz is experienced with financial, accounting, regulatory and investment matters. Such experience helps Mr. Katz exercise the business judgment necessary to fulfill the requirements and obligations of his position on the Board of Trustees and to effectively evaluate Fund management.
Larry D. Kieszek. Mr. Kieszek has served as an Independent Trustee of the Fund since 2016. Mr. Kieszek is currently retired. He served as a Partner at Purvis, Gray & Company, LLP, a certified public accounting firm, from 1974 to 2015. Through his experience as a Trustee of the Fund, his prior mutual fund board experience, and his many years of accounting experience, Mr. Kieszek is experienced with financial, accounting, regulatory and investment matters. Such experience helps Mr. Kieszek exercise the business judgment necessary to fulfill the requirements and obligations of his position on the Board of Trustees and to effectively evaluate Fund management.
T. Michael Tucker. Mr. Tucker has served as an Independent Trustee of the Fund since 2016. Mr. Tucker is currently retired. From 1977 to 2005 and from 2011 to 2019, Mr. Tucker was the owner of T. Michael Tucker, a certified public accounting firm. Mr. Tucker formerly served as a consultant with Carr Riggs & Ingram, LLP, a certified public accounting firm, from 2005 to 2011. Through his experience as a Trustee of the Fund, his prior mutual fund board experience, and his many years of accounting experience, Mr. Tucker is experienced with financial, accounting, regulatory and investment matters. Such experience helps Mr. Tucker exercise the business judgment necessary to fulfill the requirements and obligations of his position on the Board of Trustees and to effectively evaluate Fund management.
Keith Shintani. Mr. Shintani has served as an Independent Trustee of the Fund since 2023 and is currently retired. He serves as Chairman of the Board and Chairman of the Audit Committee. Mr. Shintani currently serves as an independent trustee for Ultimus Managers Trust, an open-end management investment company, since January 2024. He previously served as Senior Vice President in the Relationship Management Department at U.S. Bank Global Fund Services from 1998 to 2022. Through his 30 plus years in the mutual fund industry, Mr. Shintani is experienced in financial reporting, accounting, regulatory, compliance, operational and investment matters. Such experience helps Mr. Shintani exercise the business judgment necessary to fulfill the requirements and obligations of his position on the Board of Trustees and to effectively evaluate Fund management.

David S. Wyler. Mr. Wyler has served as an Independent Trustee of the Fund since 2016. He currently serves as Enterprise Account Leader of Advanced TV at TransUnion, a consumer credit reporting company. He served as Vice President of Advanced TV & Digital Video at IRI Worldwide, a market research company, from December 2017 to December 2020. Prior to that, he served as Vice President of Business Development for iQ Media, an audience intelligence company that helps marketers link their media investments to desired audience outcomes from May through September 2017. Prior to joining iQ Media, Mr. Wyler was Senior Director of Sales at Simulmedia, an advanced TV targeting and execution company, from 2016 until 2017. Prior to that, Mr. Wyler was Vice President of Business Development for Resonate, an audience intelligence firm from 2014 through 2016. Mr. Wyler was Vice President of Business Development for the AdTruth division of 41st Parameter, a fraud prevention firm, from 2012 until it was acquired by Experian in 2013. He served as Vice President of Business Development for Experian, a credit reporting company, from 2013 until 2014. Through his experience as a Trustee of the Fund, his prior mutual fund board experience, and his many years as a senior executive in the marketing and market intelligence fields, Mr. Wyler is experienced with financial, accounting, and marketing matters. Such experience helps Mr. Wyler exercise the business judgment necessary to fulfill the requirements and obligations of his position on the Board of Trustees and to effectively evaluate Fund management.

Each Independent Trustee receives a fee of $750 per quarter for attendance at regularly scheduled Board meetings. Additionally, all Independent Trustees are reimbursed for out-of-pocket expenses incurred in connection with attending the Board of Trustees meetings. The Trust does not offer pension or retirement benefits to its Trustees or officers. The table below sets forth the compensation of the Trustees for the fiscal year ended June 30, 2026.

Name and Position	Aggregate Compensation from the Fund	Total Compensation from the Fund and Fund Complex (2)
Mr. Katz, Interested Trustee(1)	$0	$0
Mr. Tucker, Independent Trustee	$3,000	$3,000
Mr. Kieszek, Independent Trustee	$3,000	$3,000
Mr. Wyler, Independent Trustee	$3,000	$3,000
Mr. Shintani, Independent Trustee	$3,000	$3,000
(1)     Trustees or officers of the Fund who are also directors, officers, employees or shareholders of the Advisor do not receive remuneration from the Fund for serving as trustees or officers.
(2) The Fund is the only fund in the Fund Complex.
Trustee Ownership of Fund Securities
The following table sets forth the dollar range of Fund securities beneficially owned by each Trustee as of December 31, 2025, stated using the following ranges: None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, or over $100,000.

Name of Trustee	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Fund (1)	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Fund Complex
Independent Trustees
T. Michael Tucker	Over $100,000	Over $100,000
Larry D. Kieszek	Over $100,000	Over $100,000
David S. Wyler	$10,001-$50,000	$10,001-$50,000
Keith Shintani	None	None
Interested Trustee
David A. Katz	Over $100,000	Over $100,000
(1)    Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended. Includes only the Fund.
As of October 2, 2026, the Trustees and officers as a group beneficially owned 24.7% of the outstanding shares of the Fund.
Board Committees
Audit Committee

The Fund has an Audit Committee, which is composed of all the Independent Trustees of the Trust. The Audit Committee is responsible for selecting, overseeing and setting the compensation of the independent auditors and is responsible for pre-approving all audit and non-audit services performed by the auditors for the Fund and for pre-approving certain non-audit services performed by the auditors for the Advisor and certain control persons of the Advisor. The Audit Committee also reviews financial statements and other audit-related matters for the Fund and holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor’s independence. The Audit Committee meets twice a year, and if necessary, more frequently. The Audit Committee met two times during the fiscal year ended June 30, 2026.
The Audit Committee also serves as the Trust’s Qualified Legal Compliance Committee (“QLCC”) for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).
Nominating Committee
The Nominating Committee, which is composed of all the Independent Trustees of the Trust, is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time. The Nominating Committee will review shareholders nominations to fill vacancies on the Board of Trustees. Such recommendations for consideration by the Nominating Committee should be sent to the President of the Fund in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Fund’s Declaration of Trust. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Fund at the principal executive offices of the Fund not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. There are no policies in place regarding nominees recommended by shareholders. The Nominating Committee did not meet during the fiscal year ended June 30, 2026.
Pricing Committee
The Advisor has established a Pricing Committee, which is subject to Board oversight but is not a committee of the Board. The Pricing Committee implements the Advisor’s responsibilities as the valuation designee under the Fund’s Amended Pricing and Fair Value Procedures, including performing fair value determinations for holdings, in accordance with Rule 2a-5 under the 1940 Act.

Security and Other Interests

As of December 31, 2025, neither the Independent Trustees nor members of their immediate families, owned securities beneficially or of record in the Advisor, Quasar Distributors, LLC (the Fund’s distributor (the “Distributor”)), or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families had a direct or indirect interest, the value of which exceeds $120,000 in (i) the Advisor, the Distributor or any of their affiliates; (ii) any transaction or relationship in which such entity, the Fund, the Trust, any officer of the Trust, the Advisor, the Distributor, or any of their affiliates was a party; or (iii) any other relationship related to payments for property or services to the Fund, the Trust, any officer of the Trust, the Advisor, the Distributor, or any of their affiliates. Each of Messrs. Tucker, Kieszek, and Wyler (each an Independent Trustee) has a relationship with the Advisor whereby the Advisor manages separate accounts for such Trustee.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of September 30, 2026, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Name and Address	Percentage Ownership	Type of Ownership
Charles Schwab & Co., Inc. 211 Main Street San Francisco, CA 94105-1905	51.32%	Record
National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	14.61%	Record
Stephan Weinberger* c/o Matrix Asset Advisors, Inc. 10 Bank Street, Suite 590 White Plains, NY 10606	9.02%	Beneficial
David Katz* c/o Matrix Asset Advisors, Inc. 10 Bank Street, Suite 590 White Plains, NY 10606	8.05%	Beneficial
Minnesota Life Insurance Company 400 Robert Street North Saint Paul, MN 55101-2037	6.72%	Record
*Each of Mr. Weinberger’s and Mr. Katz’s shares, which are beneficially owned by each of them, may be reflected more than once in the table above, as they may also be reported in the holdings for Charles Schwab & Co., Inc. and National Financial Services, LLC, as record holder for such shares.
INVESTMENT ADVISOR
Matrix Asset Advisors, Inc. serves as the Fund’s investment advisor under an advisory agreement (the “Advisory Agreement”), which provides that the Advisor will obtain and evaluate information relating to the economy, industries, businesses, securities markets and securities, formulate a continuing program for the management of the Fund’s assets in a manner consistent with its investment objective, and implement this program by selecting on a discretionary basis the securities to be purchased or sold by the Fund and placing orders for such purchases and sales. In addition, the Advisor provides for the Fund’s office needs, supervises the maintenance of the Fund’s books and records, provides the Fund with persons competent to perform all of these executive and administrative functions, supervises and coordinates the activities of the Fund’s institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve as Trustees and officers of the Fund, all without additional cost to the Fund. Certain directors and officers of the Advisor presently serve as Trustees or officers of the Fund.
The Fund pays all other expenses incurred in the operation of the Fund, except as provided below, including taxes, fees and commissions, bookkeeping expenses, share issuance expenses, expenses of redemption of shares, charges of its custodian and transfer agent, costs of preparing and printing reports and prospectuses for the Fund’s existing shareholders, registration fees, auditing and legal expenses, and expenses and fees of Independent Trustees.
The Advisor also has agreed to pay the fees and expenses of printing and distributing reports or prospectuses prepared for the Fund in connection with the offering or sale of its shares, of preparing and setting in type, printing and mailing all advertising and sales literature and all other expenses in connection with the offer and sale of Fund shares not specifically allocated to the Fund.
The Advisory Agreement continues in effect from year to year, if such continuation is specifically approved at least annually by the Board of Trustees at a meeting called for that purpose, or by vote of the holders of a majority of the Fund’s shares, and in either case, also by a vote of a majority of trustees who are not “interested persons” of the Advisor or the Fund within the meaning of the 1940 Act. The Advisory Agreement is subject to termination by either party without penalty on 60 days’ written notice to the other and terminates automatically in the event of its assignment.
The Advisory Agreement provides that neither the Advisor, its directors, officers or employees, nor certain other persons performing specific functions for the Fund, shall be liable to the Fund, except for any loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Fund has agreed to pay the Advisor, as compensation for all services rendered, staff and facilities provided and expenses paid or assumed, an annual fee, payable monthly, of 0.60% of the Fund’s average daily net assets. The advisory fees paid to the Advisor for the services provided to the Fund for past three fiscal years were as follows:

	Fiscal year ended June 30, 2026	Fiscal year ended June 30, 2025	Fiscal year ended June 30, 2024
Advisory Fee Accrued	$351,946	$299,031	$245,670
Advisory Fee Waived/Expense Reimbursements Paid	($106,105)	($46,843)	($104,754)
Total Advisory Fee Paid to the Advisor	$245,841	$252,188	$140,916

Fund Expenses. The Advisor has agreed to waive its management fee and/or reimburse the Fund’s operating expenses for an indefinite period, to the extent necessary to ensure that the Fund’s total operating expenses (excluding interest, acquired fund fees and expenses, distribution and/or service (12b-1) fees, leverage and tax expenses, dividend and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 0.90% of the Fund’s average daily net assets. The operating expenses limitation agreement can only be terminated by the Board upon 60 days’ written notice to the Advisor and only after a period no less than one year from the effective date of the Prospectus. The operating expenses limitation agreement has the effect of lowering the overall expense ratio for the Fund and increasing the Fund’s overall return to investors during the time any such amounts are waived and/or reimbursed. The Advisor is permitted to recoup any expenses or fees it has waived or reimbursed within a three-year period from the date of the waiver or reimbursement, if the expense ratios in those future years are less than the limits specified above and less than the limits in effect at that future time. The operating expenses limitation agreement may have the effect of increasing the Fund’s overall expense ratio during any periods where the Advisor recoups previously waived or reimbursed expenses. Currently, the Advisor has agreed not to seek recoupment of such fee waivers and/or expense reimbursements.

Control Person of the Investment Advisor
David A. Katz, President and Chief Investment Officer of the Advisor and Trustee, President and Treasurer of the Trust, beneficially owns more than 50% of the outstanding stock of the Advisor. Accordingly, Mr. Katz is deemed to control the Advisor.

PORTFOLIO MANAGERS
The Fund is managed by a team of experienced investment professionals at the Advisor. The portfolio management team is led by David A. Katz and is also composed of Lon F. Birnholz, Jordan F. Posner, Steven G. Roukis, and Stephan J. Weinberger.
Other Accounts Managed
The following table provides information relating to the other accounts managed by the Fund’s portfolio management team as of June 30, 2026:
Other Accounts Managed by Mr. Katz

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$90.633 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	667	$1,429.630 million	0	$0

Other Accounts Co-Managed by Messrs. Birnholz, Posner, Roukis, and Weinberger

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Compensation
The compensation for each member of the portfolio management team in connection with their management of the Fund and other accounts includes a fixed base salary and a performance bonus. Compensation is based on the overall profitability of the Advisor, which is driven by the Advisor’s aggregate equity performance on its overall assets under management. Compensation is not tied to the performance or assets under management for any specific fund or account. The following is a description of the portfolio management team’s compensation as of June 30, 2026.
Base Salary:
Each portfolio manager receives a fixed annual base salary. Base salary amounts are determined by the compensation committee of the Advisor, based upon a number of factors including the employee’s experience, overall performance, responsibilities, and the competitive marketplace. At each portfolio manager’s discretion, a portion of their salary may be contributed to the Advisor’s defined contribution plan. The portfolio managers, however, do not receive any additional compensation from the Advisor as a result of their participation in its defined contribution plan.
Performance Bonus:
Each portfolio manager receives a performance bonus that is determined based upon the Advisor’s overall profitability, which is driven by both the short- and long-term investment performance (both absolute and relative) and the overall assets under management of the accounts advised by the Advisor, including the Fund. The Advisor uses both the S&P 500® Index and the Russell 1000® Value Index as its performance benchmarks. Bonus compensation considers short- and long-term performance returns. The bonus compensation is not guaranteed and is paid at the discretion of the Advisor.
Retirement Plan:
Each portfolio manager participates in the Advisor’s retirement plan. The retirement plan is determined based upon the Advisor’s overall profitability, which is driven by both the short- and long-term investment performance (both absolute and relative) and the overall assets under management of the accounts advised by the Advisor, including the Fund. The Advisor uses both the S&P 500® Index and the Russell 1000® Value Index as its performance benchmarks. Retirement Plan compensation considers short- and long-term performance returns. The Retirement Plan compensation is not guaranteed and is paid at the discretion of the Advisor.
Potential Conflicts of Interest
The Advisor focuses on Large Cap Value and Dividend Income strategies for its equity accounts and does not anticipate any conflicts of interest arising between the investment strategy of the Fund and the investment strategy of other accounts due to the policies and procedures that are in place. The Advisor maintains and follows the “MAA Client Trading Policy and Procedures” outlining the method of sequencing trade orders among clients, including the Fund. All orders are aggregated to the extent feasible with the intent to achieve net best execution.
The exception to this would be those accounts with directed brokerage. In general, no priority is to be given to any brokerage house in terms of the timing of orders. Orders will be placed to maximize the number of clients and the number of shares that can be bought or sold for these clients without materially affecting the market and to minimize stock price movement. The allocation of partial orders is based upon a portfolio’s weighting in an asset class, industry group, sector and security. Thereafter, partial fills are allocated alphabetically (listing identified as alphabetical from Axys account code and families or grouped accounts are filled at the same time whenever possible). The alphabetical listing will be sorted with a rotation of the alphabet based upon the calendar day of the month. The Advisor makes every effort to maintain a fair order generation and allocation methodology favoring no client or client group and eliminating any perceived conflict of interest.

As the Advisor manages separate client accounts and advises a mutual fund and sub-advises an ETF, the Advisor is cognizant of the issues involved with managing and trading these different accounts. The Advisor has safeguards in place to ensure that no account is advantaged or disadvantaged versus the other accounts.
Portfolio Manager Ownership of Fund Securities
The following table sets forth the dollar range of Fund securities beneficially owned by each portfolio managers as of June 30, 2026, stated using the following ranges: None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, or over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities Held in the Fund
David A. Katz	over $1,000,000
Lon F. Birnholz	over $1,000,000
Jordan F. Posner	over $1,000,000
Steven G. Roukis	over $1,000,000
Stephan J. Weinberger	over $1,000,000
DISTRIBUTOR
The Fund’s distributor, Quasar Distributors, LLC,190 Middle Street, Suite 301. Portland, Maine 04101, a Delaware limited liability company, is the distributor for the shares of the Fund pursuant to a Distribution Agreement (the “Distribution Agreement”) between the Advisor and Distributor. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares. The Distributor’s fees and expenses are paid by the Advisor. The Fund does not pay any such fees and expenses.
DISTRIBUTION (RULE 12b-1) PLAN
The Trust, on behalf of the Fund, has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Disinterested Trustees”). None of the Trustees have a direct or indirect financial interest in the Plan or in any agreements related to the Plan. The Plan may be continued from year-to-year only if the Board, including a majority of the Disinterested Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders. The Board has determined that the Plan is likely to benefit the Fund by providing an incentive for brokers, dealers, and other financial intermediaries to engage in sales and marketing efforts on behalf of the Funds and to provide enhanced services to shareholders. The Board also determined that the Plan may enhance the Fund’s ability to sell shares and access important distribution channels.

The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.
The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to any registered securities dealer, financial institution or other person that renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services with respect to the Fund. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance the promotion and distribution of Fund shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.
EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed on an agency or “market-maker” basis depending upon the Advisor’s determination of favorable execution.
Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.
In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under the Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the FINRA and SEC and in accordance with any policies and procedures adopted by the Fund pursuant to such rules.
While it is the Fund’s general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor’s overall responsibilities to the Fund.
Investment decisions for the Fund are made with the Fund’s specific investment objective and strategies in mind. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds. In such event, the position of the Fund and such client account(s) or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.
The Advisor may execute trades for the Fund with broker-dealers that are affiliated with the Fund, the Advisor, or their affiliates. During the Fund’s most recent fiscal year, the Advisor did not execute any trades with affiliated broker-dealers.
The Fund does not effect securities transactions through brokers in accordance with any formula, and it does not direct securities transactions to brokers in exchange for selling shares of the Fund. To the knowledge of the Fund’s management, no Trustee or Officer of the Fund has any material direct or indirect interest in any broker that will effect the Fund’s portfolio transactions.
The Fund paid the following amounts in brokerage commissions during the periods shown below:

Brokerage Commissions Paid
During the Fiscal Year Ended June 30,

2026	2025	2024
$10,322	$6,602	$5,966

The following table indicates the portion of the Fund’s aggregate brokerage for the fiscal year ended June 30, 2026 (from the tables above) that was directed to brokers who, in addition to providing trade execution, also supplied the Fund with research services.

Dollar Value of Securities Traded	Related Soft Dollar Brokerage Commissions
$42,750,912	$5,145

The Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies during the most recent fiscal year.
PORTFOLIO TURNOVER
Although the Fund generally will not invest for short-term investment purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See “Execution of Portfolio Transactions,” above. The Fund’s portfolio turnover rate over the periods shown below was as follows:
Year Ended June 30,

2026	2025
33%	27%
MARKETING AND SUPPORT PAYMENTS
The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries (“Financial Intermediaries”) who sell shares of the Fund. The Advisor does not currently intend to make such payments but reserves the right to initiate payments in the future without notice to shareholders. These payments may be divided into categories as follows:
Support Payments
The Advisor may make payments to certain Financial Intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.
Entertainment, Conferences and Events
The Advisor also may provide non-cash compensation to sales representatives of Financial Intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the Financial Intermediary’s client seminars and cooperative advertising. In addition, the Advisor may pay for exhibit space or sponsorships at regional or national events of Financial Intermediaries.
The prospect of receiving, or the receipt of additional payments or other compensation as described above by Financial Intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

As of the date of this SAI, the Advisor does not have agreements with any firms to pay such support payments. Future support payments may be structured in three ways: (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.
How to Buy Shares
The public offering price of the Fund shares is the Fund’s NAV. Shares are purchased at the public offering price next determined after the Fund’s transfer agent receives your order in proper form as discussed in the Prospectus. In order to receive that day’s public offering price, the Fund’s transfer agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern Time.
The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on weekends and on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.
Automatic Investment Plan. As discussed in the Prospectus, the Fund provides an automatic investment plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the automatic investment plan are paid by the Fund. The market value of the Fund’s shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit and does not protect against depreciation in declining markets.
How to Sell Shares
You can sell your Fund shares any day the NYSE is open for regular trading.
Delivery of redemption proceeds. The Fund typically expects to send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer. The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed other than for weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.
Redemptions-in-kind. The Fund has made an election pursuant to Rule 18f-1 under the 1940 Act which obligates it to pay in cash all redemptions to any shareholder of record unless a shareholder requests a redemption, within a 90-day period of shares having a value in excess of (i) $250,000, or (ii) 1% of the Fund’s NAV, whichever is less. In this case, the Fund is permitted to pay the redemption price in whole or in part by a distribution of securities from its portfolio. In that event, the value of the securities distributed would be equal to the amount redeemed, determined at the same time, and in the same manner, as the redemption price is determined. Shareholders who receive redemption payments in securities may incur brokerage costs in converting the securities they receive into cash and will bear any market risks associated with such securities until they are converted into cash. For federal income tax purposes, redemptions-in-kind are taxed in the same manner to a redeeming shareholder as redemptions paid in cash.
DISTRIBUTIONS AND TAX INFORMATION
Distributions
The Fund expects to make distributions of net investment income quarterly, typically in March, June, September and December. It also expects to make a distribution of net capital gain, if any, annually, typically within the month of December. The Fund may make additional distributions if it deems such distributions necessary at any other time during the year.
Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information
Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund.
The Fund has elected and intends to qualify each year to be treated as a “regulated investment company” under Section 851(a) of the Code, and, as such, should generally pay no federal income or excise taxes on investment company taxable income or net capital gain distributed to Fund shareholders, provided that the Fund complies with all applicable requirements regarding the source of its income, diversification of its assets, and timing and amount of its distributions. Consistent with the distribution requirements of the Code, each year the Fund intends to distribute substantially all of its investment company taxable income and any net capital gain, after offsetting against any available capital loss carryovers. As of June 30, 2026, the Fund had no short term capital loss carryover and no long-term capital loss carryover, which would not expire. As of June 30, 2026, the Fund had no post-October losses, which are deferred until fiscal year 2027 for tax purposes. Investment company taxable income generally consists of interest, dividends, net short-term capital gain, and net gain from foreign currency transactions, less expenses. The availability of investment company taxable income for distributions is dependent on the level of the Fund’s income and expenses, and the actual amount and timing of any distribution is subject to the discretion of the Board of Trustees.
Distributions of investment company taxable income received by corporate shareholders may be eligible for the intercorporate dividends-received deduction. The intercorporate dividends-received deduction will apply to that portion of the distributions of investment company taxable income attributable to dividends received by the Fund from U.S. corporations and designated by the Fund as qualifying for the dividends-received deduction. Among other limitations, any distribution of investment company taxable income made by the Fund will not be eligible for the intercorporate dividends-received deduction with respect to any share which is held by a corporate shareholder for 45 days or less during the 91-day period beginning 45 days before such share becomes ex-dividend with respect to such distribution.
For non-corporate shareholders, a portion of the distributions of investment company taxable income made by the Fund may consist of qualified dividend income eligible for taxation at the reduced federal income tax rates applicable to long-term capital gains, to the extent the Fund reports the amount distributed as qualified dividend income and the shareholder meets certain holding period requirements with respect to his or her Fund shares. Except as discussed above, distributions of investment company taxable income are taxable to shareholders as ordinary income.
Net capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time a shareholder has owned Fund shares. Distributions of net capital gain are not eligible for qualified dividend income treatment, or the dividends-received deduction referred to above.
Shareholders should carefully consider the impact of buying Fund shares just before the declaration of a distribution of investment company taxable income or net capital gain. Any such distribution paid shortly after a purchase of shares will reduce the NAV of the shares by the amount of the distribution. The distribution, though in effect a partial return of capital (to the extent it is paid on the shares so purchased), would be taxable as described above.
In general, qualified REIT dividends that an investor receives directly from a REIT are automatically eligible for the 20% qualified business income deduction. The Internal Revenue Service (“IRS”) has issued final Treasury Regulations that permit a dividend or part of a dividend paid by a regulated investment company and reported as a “section 199A dividend” to be treated by the recipient as a qualified REIT dividend for purposes of the 20% qualified business income deduction if certain holding period and other requirements have been satisfied by the recipient with respect to its Fund shares. The final Treasury Regulations do not extend such conduit treatment to qualified publicly traded partnership income, as defined under Section 199A of the Code, earned by a regulated investment company. Therefore, non-corporate shareholders may not include any qualified publicly traded partnership income earned through the Fund, potentially including the Fund’s passive income from MLPs, in their qualified business income deduction. The IRS and Treasury Department may be continuing to evaluate whether it is appropriate to provide such conduit treatment.

Shareholders will recognize gain or loss upon the sale or redemption of Fund shares. Such gain or loss will be capital gain or loss if the shares were held as capital assets by the shareholder and will be long-term or short-term depending upon the shareholder’s holding period for such shares. If a shareholder’s holding period exceeds 12 months, any gain on the sale or redemption of Fund shares may be eligible for the reduced federal income tax rates applicable to long-term capital gains.
Certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax of 3.8% (in addition to the regular income tax). The NII tax is imposed on the lesser of (i) a taxpayer’s investment income, net of deductions properly allocable to such income or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately). The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax. In addition, any capital gain realized upon the sale or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this NII tax.

If the Fund fails to qualify as a regulated investment company for any reason and fails to obtain relief following a failure, the Fund would be subject to taxation as a regular corporation. In such case, in addition to federal corporate income taxes, other state and local income taxes applicable to corporations may also apply. Distributions to you would be taxed as dividend income to the extent of the Fund’s then-current and accumulated earnings and profits. Such dividends might be eligible for the special tax treatment applicable to qualified dividend income discussed above.
Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States and the entity’s country of residence), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items.  In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares.  Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change.  This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.
The foregoing is a summary discussion of the federal income tax consequences of certain aspects of an investment in the Fund and is based on federal income tax laws and regulations in effect on the date of this SAI, which could change, potentially with retroactive effect. This discussion is not intended to be comprehensive, and investors are urged to consult their tax advisors concerning specific questions regarding federal, state, local, and foreign taxation.
COST BASIS REPORTING
The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 by such shareholders (“covered shares”) when such shareholders sell or redeem these shares. These requirements do not apply to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, banks, financial institutions, corporations (other than S corporations), credit unions, and certain other entities and governmental bodies.
The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions. Cost basis is used to determine whether the sale or redemption of a share results in a capital gain or loss. If you sell or redeem covered shares during any year, then the Fund will report the gain or loss, cost basis, and holding period of such shares to you and the IRS on Form 1099.
A cost basis method is the method by which the Fund determines which specific shares are deemed to be sold or redeemed when you sell or redeem less than your entire holding of Fund shares and have made multiple purchases of Fund shares on different dates at differing net asset values. If you do not affirmatively elect a cost basis method, the Fund will use the average cost method, which averages the basis of all shares in your account regardless of holding period, and shares sold or redeemed are deemed to be those with the longest holding period first. You may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in your shares.
The default cost basis method applied by the Fund or the alternate method elected by you may not be changed after the settlement date of a sale or redemption of Fund shares.
If you hold Fund shares through a broker or another nominee, please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.
You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.
DETERMINATION OF SHARE PRICE
As noted in the Prospectus, the NAV of the Fund will be determined once daily as of the close of public trading on the NYSE (normally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. The Fund does not expect to determine the NAV of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share. However, the NAV of the Fund’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m., Eastern Time, if the Board of Trustees decides it is necessary.

Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities trading on the NASDAQ Stock Market Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.
The Fund may have portfolio securities that are primarily listed on foreign exchanges that trade on weekdays or other days when the Fund does not price its shares, and thus the value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. In addition, with regard to foreign securities and certain domestic securities (e.g., domestic securities traded on an exchange that closes early), a significant event occurring after the close of trading but before the valuation of the Fund’s NAV may mean that the closing price for the security may not constitute a readily available market quotation and may accordingly require that the security be priced at its fair value in accordance with the fair value procedures established by the Fund. The Advisor will monitor for significant events that may call into question the reliability of market quotations. Such events may include situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Advisor determines that an adjustment should be made in the security’s value because significant intervening events have caused the Fund’s NAV to be materially inaccurate, the Advisor will seek to have the security “fair valued” in accordance with the Fund’s fair value procedures. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
The NAV per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.
An example of how the Fund calculated its total offering price per share as of June 30, 2026 is as follows:

Net Assets	=	NAV per Share
Shares Outstanding
64,467,116		37.95
1,698,517
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees has adopted the Advisor’s policies and procedures relating to the disclosure of Fund portfolio holdings information (the “Policy”). The Policy prohibits the disclosure of portfolio holdings unless:
1.the disclosure is in response to a regulatory request and the Fund’s Chief Compliance Officer (the “CCO”) has authorized such disclosure;
2.the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement including a duty not to trade on such information, where available, with the Fund or its agents and the CCO has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include the use of (a) annual certifications reaffirming that the entity has utilized such information in accordance with the terms of the agreement between the entity and the Fund or its agents or (b) the conditioning of the receipt of such information upon the entity agreeing to maintain the confidentiality of the information, along with other representations, where such representations accompany the transmittal of the information);
3.the disclosure is made to parties involved in the investment process, administration or custody of the Fund, including its Board of Trustees;
4.the disclosure is in connection with (a) a quarterly, semi-annual or annual report that is publicly available or (b) other periodic disclosure that is publicly available; or
5.the disclosure is made pursuant to prior written approval of the CCO.
The Advisor shall not accept on behalf of itself, its affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of the Fund. In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the CCO shall make a determination, with respect to the conflict, that she believes is in the best interests of the Fund, and shall report such determination to the Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

Any disclosure made pursuant to Item 5 above shall be reported to the Board of Trustees at the next quarterly meeting. This Policy may change at any time without prior notice to shareholders.
The Advisor and/or the Fund currently does not maintain ongoing arrangements with rating or statistical agencies or agencies providing similar functions. A schedule of the Fund’s complete portfolio holdings, current as of month-end, will be available on the Fund’s website no earlier than 15 days after the end of each month. This information will remain available on the website at least until updated for the next month or until the Fund files with the SEC its semi-annual or annual shareholder report or quarterly portfolio holdings report that includes such period. The most recent schedule is available on the Fund’s website at www.matrixadvisorsdividendfund.com or by calling toll free at 1-800-366-6223. The Fund may terminate or modify this policy at any time without further notice to shareholders.
In addition, portfolio holdings information may be provided to the Fund’s service providers on an as-needed basis in connection with the services provided to the Fund by such service providers. Information may be provided to these parties without a time lag. Service providers that may be provided with information concerning the Fund’s portfolio holdings include the Advisor and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, administrator, financial printers, proxy voting service providers and broker-dealers who are involved in executing portfolio transactions on behalf of the Fund. Portfolio holdings information may also be provided to the Board of Trustees.
The entities to whom the Fund provides portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information provided. Neither the Fund nor the Advisor or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements. There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Fund’s portfolio holdings by individuals or entities in possession of such information.
GENERAL INFORMATION
Shareholder Reports
Investors in the Fund will be informed of the Fund’s progress through periodic reports. Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.
Service Providers
U.S. Bank N.A., located at 1555 N. Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as custodian of the securities and other assets of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by the Fund officers. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer and shareholder service agent and administrator. The Fund’s custodian, administrator and transfer agent are affiliated companies. The Fund’s custodian and transfer agent do not participate in decisions relating to the purchase and sale of securities by the Fund.

Fund Services acts as transfer agent to the Fund. The services provided by the transfer agent either by Fund Services or another party pursuant to an agreement with Fund Services, include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of shares sold in each state for “blue sky” purposes and assistance in the preparation of the Fund’s registration statement under federal and state securities laws.
Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between Fund Services and the Advisor, Fund Services also performs certain administrative, accounting and tax reporting functions for the Fund, including the preparation and filing of federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, preparing financial statements for the annual and semi-annual reports to the SEC and current investors, monitoring the Fund’s expense accruals and performing securities valuations and, from time to time, monitoring the Fund’s compliance with their investment objectives and restrictions. Pursuant to the Fund’s Administration Servicing Agreement, for the periods shown below, the Fund paid Fund Services the following for fund administration services:

Fee Paid
Fiscal year ended June 30, 2026	$81,537
Fiscal year ended June 30, 2025	$62,141
Fiscal year ended June 30, 2024	$61,856

Tait, Weller & Baker LLP (“TWB”), located at Two Liberty Place, 50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102, serves as the Fund’s independent registered public accounting firm. TWB audits and reports on the Fund’s annual financial statements, reviews certain regulatory reports and the Fund’s federal income tax returns and performs other auditing and tax services when engaged to do so.
Godfrey & Kahn, S.C., located at 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202-5615, serves as counsel to the Fund and the Independent Trustees.
Code of Ethics
The Trust and the Advisor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor to invest in securities that may be purchased or held by the Fund. These Codes of Ethics include reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund. The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3) from the requirement to adopt a code of ethics pursuant to Rule 17j-1 because the Distributor is not affiliated with the Trust or the Advisor and no officer, director, or general partner of the Distributor serves as an officer or trustee of the Trust or the Advisor.
Anti-Money Laundering Program
The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Ms. Jacqueline Mandel serves as the AML Compliance Officer of the Fund.
Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Fund’s transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.
As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.
Proxy Voting Policies
The Board of Trustees has delegated responsibility to vote proxies to the Advisor, subject to the Board’s oversight. A summary of the Advisor’s proxy voting procedures, attached as Appendix A to this SAI, are reviewed periodically, and accordingly are subject to change. In addition, a copy of the Fund’s proxy voting procedures are also available by calling 1-800-366-6223 and will be sent within three business days of receipt of a request.
The Advisor has retained an independent, third party proxy voting service, ISS Governance Services (“ISS”), to provide advice and counsel with respect to proxy voting matters. The Advisor will generally follow the proxy voting guidelines maintained by ISS in the voting of proxies for client accounts, unless the client provides the Advisor with its own proxy voting guidelines. ISS’ general positions on various proposals are as follows:
Director Matters – ISS votes on director nominees on a case-by-case basis, examining factors including independence of the board and its committees, attendance at board meetings, corporate governance provisions and takeover activity, and long-term company performance. ISS votes against proposals to classify the board, for shareholder proposals that a majority or more of directors be independent unless the board composition already meets ISS’ threshold for independence, and for shareholder proposals asking that audit, compensation and/or nominating committees be composed exclusively of independent directors.
Shareholder Rights – ISS votes against proposals to restrict or prohibit shareholder ability to take action by written consent or to call special meetings, proposals to require supermajority shareholder votes and proposals to eliminate cumulative voting. ISS votes for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
Compensation and Benefits Plans – ISS votes with respect to equity-based compensation plans on a case-by-case basis, using methodology based primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). ISS also votes with respect to the following issues on a case-by-case basis: management proposals seeking approval to reprice options, management proposals for an advisory vote on executive compensation, votes on employee stock purchase plans, and all other shareholder proposals regarding executive and director pay.

Auditors – ISS generally votes for proposals to ratify auditors, unless an auditor is not independent, fees for non-audit services are excessive, or there is reason to believe that the auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
Information regarding the Fund’s proxy voting record relating to portfolio securities during the most recent 12‑month period ended June 30 is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge: (i) on the Fund’s website (https://matrixadvisorsdividendfund.com); (ii) upon request, by calling toll-free at 1-800-366-6223; and (iii) by accessing the SEC’s website at www.sec.gov.

FINANCIAL STATEMENTS
The Fund’s Annual Report on Form N-CSR for the fiscal year ended June 30, 2026 is a separate document and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference in this SAI. The 2026 Annual Report on Form N-CSR was filed with the SEC on September 4, 2026.

APPENDIX A
Matrix Asset Advisors, Inc.
Proxy Voting Procedures
Matrix Asset Advisors’ standard investment management agreement implicitly authorizes Matrix Asset Advisors to vote proxies on behalf of the Client’s account. Therefore, unless the Client expressly reserves proxy voting responsibility, it is Matrix Asset Advisors’ responsibility to vote proxies relating to securities held for the Client’s account.
ERISA Accounts: Unless proxy voting responsibility has been expressly reserved and is being exercised by another “named fiduciary” for an ERISA plan client, Matrix Asset Advisors, as the investment adviser for the account, must vote all proxies relating to securities held for the plan’s account. Matrix Asset Advisors shall make appropriate arrangements with each account custodian to have proxies forwarded, on a timely basis, to the Client or other appropriate person, and shall endeavor to correct any delays or other problems relating to timely delivery of proxies and proxy materials.
Fiduciary obligations of prudence and loyalty require an investment adviser with proxy voting responsibility to vote proxies on issues that affect the value of the Client’s investment. Proxy voting decisions must be made solely in the best interests of the Client. In voting proxies, Matrix Asset Advisors is required to consider those factors that may affect the value of the Client’s investment and may not subordinate the interests of the Client to unrelated objectives.
Matrix Asset Advisors has retained an independent, third-party proxy voting service, Institutional Shareholder Services Governance Services (“ISS”), to provide advice and counsel on proxy voting. Matrix generally follows the proxy voting guidelines maintained by ISS in the voting of proxies for client accounts unless the client provides Matrix with its own proxy voting guidelines. A copy of the guidelines Matrix follows will be sent to clients annually.
For Matrix holdings (companies owned in client portfolios per Matrix’s investment discretion), ISS monitors corporate actions and provides information and analyses with regard to proxy voting issues. Matrix has further retained ISS to vote proxies on its behalf, and Matrix will monitor the application of the guidelines by ISS, and will vote issues contrary to, or issues not covered by, the guidelines only when Matrix believes it is in the best interest of the Client. ISS maintains the proxy voting records. Where the Client has provided proxy voting guidelines to Matrix, those guidelines will be followed, unless it is determined that a different vote would add more value to the Client’s holding of the security in question. A written explanation of the rationale for the deviation from the Client’s proxy voting guidelines will be maintained. Direction from a Client on a particular proxy vote will take precedence over the guidelines.
ISS, on Matrix’s behalf, may also vote proxies for companies held in restricted accounts.
Should a material conflict arise between Matrix Asset Advisors’ interest and that of its clients (i.e., Matrix owns shares in a Client, Matrix manages a pension plan for a company whose management is soliciting proxies, or a Firm employee has a relative involved in Management at an investee company), the proxies will be voted in accordance with the recommendation of the independent third-party proxy voting service. A written record will be maintained describing the conflict of interest, the resolution of the conflict, and an explanation of how the vote taken was in the client’s best interest.
Matrix Asset Advisors may refrain from voting the proxy if the cost of voting the proxy exceeds the expected benefit to the client, for example in the case of voting a foreign security when the proxy must be translated into English or the vote must be cast in person. Additionally, Matrix Asset Advisors may refrain from voting a proxy when the shares owned are small and the impact of the vote would be immaterial.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge upon request by calling toll-free at 1-800-366-6223 and (2) on the SEC’s website at www.sec.gov.
Part B
Appendix A-1

Recordkeeping. In accordance with the recordkeeping rules, Matrix Asset Advisors will retain:
(i)Copies of its proxy voting policies and procedures.
(ii)A copy of each proxy statement received regarding client securities (maintained by the proxy voting service and/or Matrix Asset Advisors).
(iii)A record of each vote cast on behalf of a client (maintained by the proxy voting service and/or Matrix Asset Advisors).
(iv)A copy of any document created that was material to the voting decision or that memorializes the basis for that decision.
(v)A copy of each written request for proxy voting information and a copy of any written response by Matrix Asset Advisors to any request for proxy voting information.
Matrix Asset Advisors will maintain these materials in an easily accessible place for not less than five years from the end of the fiscal year during which the last entry took place, the first two years in Matrix Asset Advisors’ principal office.

Part B
Appendix A-2

U N I T E DS T A T E S
Proxy Voting Guidelines
Benchmark Policy Recommendations
Effective for Meetings on or after February 1, 2026
Published December 9, 2025
Effective for Meetings Published on or after February 25, 2025, Consideration of Certain
Diversity Factors in Making Vote Recommendations Is Suspended (see pp. 12-13 for more information).
W W W . I S S G O V E R N A N C E . C O M

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UNITED STATES Proxy Voting Guidelines
TABLE OF CONTENTS
Coverage8
1.Board of Directors9
Voting on Director Nominees in Uncontested Elections9
Independence9
ISS Classification of Directors – U.S.10
Composition12
Attendance12
Overboarded Directors12
Gender Diversity12
Racial and/or Ethnic Diversity13
Responsiveness13
Accountability14
Poison Pills14
Unequal Voting Rights14
Classified Board Structure15
Removal of Shareholder Discretion on Classified Boards15
Problematic Governance Structure15
Unilateral Bylaw/Charter Amendments15
Restricting Binding Shareholder Proposals16
Director Performance Evaluation16
Management Proposals to Ratify Existing Charter or Bylaw Provisions16
Problematic Audit-Related Practices17
Problematic Compensation Practices17
Problematic Pledging of Company Stock17
Climate Accountability18
Governance Failures18
Voting on Director Nominees in Contested Elections18
Vote-No Campaigns18
Proxy Contests/Proxy Access19
Other Board-Related Proposals19
Adopt Anti-Hedging/Pledging/Speculative Investments Policy19
Board Refreshment19
Term/Tenure Limits19
Age Limits20
Board Size20
Classification/Declassification of the Board20
CEO Succession Planning20
Cumulative Voting20
Director and Officer Indemnification, Liability Protection, and Exculpation21
Establish/Amend Nominee Qualifications21
Establish Other Board Committee Proposals22
Filling Vacancies/Removal of Directors22
Independent Board Chair22
Majority of Independent Directors/Establishment of Independent Committees23
Majority Vote Standard for the Election of Directors23

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UNITED STATES Proxy Voting Guidelines
Proxy Access23
Require More Nominees than Open Seats24
Shareholder Engagement Policy (Shareholder Advisory Committee)24
2.Audit-Related25
Auditor Indemnification and Limitation of Liability25
Auditor Ratification25
Shareholder Proposals Limiting Non-Audit Services25
Shareholder Proposals on Audit Firm Rotation26
3.Shareholder Rights & Defenses27
Advance Notice Requirements for Shareholder Proposals/Nominations27
Amend Bylaws without Shareholder Consent27
Control Share Acquisition Provisions27
Control Share Cash-Out Provisions28
Disgorgement Provisions28
Fair Price Provisions28
Freeze-Out Provisions28
Greenmail28
Shareholder Litigation Rights29
Federal Forum Selection Provisions29
Exclusive Forum Provisions for State Law Matters29
Fee shifting29
Net Operating Loss (NOL) Protective Amendments30
Poison Pills (Shareholder Rights Plans)30
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy30
Management Proposals to Ratify a Poison Pill31
Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)31
Proxy Voting Disclosure, Confidentiality, and Tabulation31
Ratification Proposals: Management Proposals to Ratify Existing Charter or Bylaw Provisions32
Reimbursing Proxy Solicitation Expenses32
Reincorporation Proposals33
Shareholder Ability to Act by Written Consent33
Shareholder Ability to Call Special Meetings33
Stakeholder Provisions34
State Antitakeover Statutes34
Supermajority Vote Requirements34
Virtual Shareholder Meetings34
4.Capital/Restructuring35
Capital35
Adjustments to Par Value of Common Stock35
Common Stock Authorization35
General Authorization Requests35
Specific Authorization Requests36
Dual Class Structure36
Issue Stock for Use with Rights Plan36

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UNITED STATES Proxy Voting Guidelines
Preemptive Rights36
Preferred Stock Authorization37
General Authorization Requests37
Recapitalization Plans38
Reverse Stock Splits38
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the U.S.38
Share Repurchase Programs39
Share Repurchase Programs Shareholder Proposals39
Stock Distributions: Splits and Dividends39
Tracking Stock40
Restructuring40
Appraisal Rights40
Asset Purchases40
Asset Sales40
Bundled Proposals41
Conversion of Securities41
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap
Plans41
Formation of Holding Company41
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)42
Joint Ventures42
Liquidations43
Mergers and Acquisitions43
Private Placements/Warrants/Convertible Debentures43
Reorganization/Restructuring Plan (Bankruptcy)45
Special Purpose Acquisition Corporations (SPACs)45
Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions45
Spin-offs46
Value Maximization Shareholder Proposals46
5.Compensation47
Executive Pay Evaluation47
Advisory Votes on Executive Compensation—Management Proposals (Say-on-Pay)47
Pay-for-Performance Evaluation48
Problematic Pay Practices48
Compensation Committee Communications and Responsiveness49
Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")50
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale50
Equity-Based and Other Incentive Plans50
Shareholder Value Transfer (SVT)51
Three-Year Value-Adjusted Burn Rate52
Egregious Factors52
Liberal Change in Control Definition52
Repricing Provisions52
Problematic Pay Practices or Significant Pay-for-Performance Disconnect53
Amending Cash and Equity Plans (including Approval for Tax Deductibility (162(m))53

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UNITED STATES Proxy Voting Guidelines
Specific Treatment of Certain Award Types in Equity Plan Evaluations54
Dividend Equivalent Rights54
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts (REITs)54
Other Compensation Plans54
401(k) Employee Benefit Plans54
Employee Stock Ownership Plans (ESOPs)54
Employee Stock Purchase Plans—Qualified Plans55
Employee Stock Purchase Plans—Non-Qualified Plans55
Option Exchange Programs/Repricing Options55
Stock Plans in Lieu of Cash56
Transfer Stock Option (TSO) Programs56
Director Compensation57
Shareholder Ratification of Director Pay Programs57
Equity Plans for Non-Employee Directors57
Non-Employee Director Retirement Plans58
Shareholder Proposals on Compensation58
Bonus Banking/Bonus Banking “Plus”58
Compensation Consultants—Disclosure of Board or Company’s Utilization58
Disclosure/Setting Levels or Types of Compensation for Executives and Directors58
Golden Coffins/Executive Death Benefits59
Hold Equity Past Retirement or for a Significant Period of Time59
Pay Disparity59
Pay for Performance/Performance-Based Awards60
Pay for Superior Performance60
Pre-Arranged Trading Plans (10b5-1 Plans)61
Prohibit Outside CEOs from Serving on Compensation Committees61
Recoupment of Incentive or Stock Compensation in Specified Circumstances61
Severance and Golden Parachute Agreements61
Share Buyback Impact on Incentive Program Metrics62
Supplemental Executive Retirement Plans (SERPs)62
Tax Gross-Up Proposals62
Termination of Employment Prior to Severance Payment/Eliminating Accelerated Vesting of Unvested Equity
.62
6.Routine/Miscellaneous64
Adjourn Meeting64
Amend Quorum Requirements64
Amend Minor Bylaws64
Change Company Name64
Change Date, Time, or Location of Annual Meeting65
Other Business65
7.Social and Environmental Issues66
Global Approach – E&S Shareholder Proposals66
Endorsement of Principles66
Animal Welfare67

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UNITED STATES Proxy Voting Guidelines
Animal Welfare Policies67
Animal Testing67
Animal Slaughter67
Consumer Issues67
Genetically Modified Ingredients67
Reports on Potentially Controversial Business/Financial Practices68
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug Reimportation68
Product Safety and Toxic/Hazardous Materials69
Tobacco-Related Proposals69
Climate Change70
Say on Climate (SoC) Management Proposals70
Say on Climate (SoC) Shareholder Proposals70
Climate Change/Greenhouse Gas (GHG) Emissions70
Energy Efficiency71
Renewable Energy71
Diversity72
Board Diversity72
Equality of Opportunity72
Gender Identity, Sexual Orientation, and Domestic Partner Benefits73
Gender, Race/Ethnicity Pay Gap73
Racial Equity and/or Civil Rights Audit Guidelines73
Environment and Sustainability73
Facility and Workplace Safety74
Natural Capital- Related and/or Community Impact Assessment Proposals74
Hydraulic Fracturing74
Operations in Protected Areas74
Recycling75
Sustainability Reporting75
Water Issues75
General Corporate Issues75
Charitable Contributions75
Data Security, Privacy, and Internet Issues76
ESG Compensation-Related Proposals76
Human Rights, Human Capital Management, and International Operations76
Human Rights Proposals76
Mandatory Arbitration77
Operations in High-Risk Markets77
Outsourcing/Offshoring78
Sexual Harassment78
Weapons and Military Sales78
Political Activities78
Lobbying78
Political Contributions79

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UNITED STATES Proxy Voting Guidelines
Political Expenditures and Lobbying Congruency79
Political Ties80
8.Mutual Fund Proxies81
Election of Directors81
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes81
Converting Closed-end Fund to Open-end Fund81
Proxy Contests81
Investment Advisory Agreements82
Approving New Classes or Series of Shares82
Preferred Stock Proposals82
1940 Act Policies82
Changing a Fundamental Restriction to a Nonfundamental Restriction82
Change Fundamental Investment Objective to Nonfundamental83
Name Change Proposals83
Change in Fund's Subclassification83
Business Development Companies—Authorization to Sell Shares of Common Stock at a Price below Net Asset
Value83
Disposition of Assets/Termination/Liquidation84
Changes to the Charter Document84
Changing the Domicile of a Fund84
Authorizing the Board to Hire and Terminate Subadvisers Without Shareholder Approval84
Distribution Agreements85
Master-Feeder Structure85
Mergers85
Shareholder Proposals for Mutual Funds85
Establish Director Ownership Requirement85
Reimburse Shareholder for Expenses Incurred85
Terminate the Investment Advisor86

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UNITED STATES Proxy Voting Guidelines
Coverage
The U.S. research team provides proxy analyses and voting recommendations for the common shareholder meetings of U.S. - incorporated companies that are publicly-traded on U.S. exchanges, as well as certain OTC companies, if they are held in our institutional investor clients' portfolios. Coverage generally includes corporate actions for common equity holders, such as written consents and bankruptcies. ISS’ U.S. coverage includes investment companies (including open-end funds, closed-end funds, exchange-traded funds, and unit investment trusts), limited partnerships (“LPs”), master limited partnerships (“MLPs”), limited liability companies (“LLCs”), and business development companies. ISS reviews its universe of coverage on an annual basis, and the coverage is subject to change based on client need and industry trends.
Foreign-incorporated companies
In addition to U.S.- incorporated, U.S.- listed companies, ISS’ U.S. policies are applied to certain foreign-
incorporated company analyses. Like the SEC, ISS distinguishes two types of companies that list but are not incorporated in the U.S.:
U.S. Domestic Issuers – which have a majority of outstanding shares held in the U.S. and meet other criteria, as determined by the SEC, and are subject to the same disclosure and listing standards as U.S. incorporated companies (e.g. they are required to file DEF14A proxy statements) – are generally covered under standard
U.S. policy guidelines.
Foreign Private Issuers (FPIs) – which are allowed to take exemptions from most disclosure requirements (e.g., they are allowed to file 6-K for their proxy materials) and U.S. listing standards – are generally covered under a combination of policy guidelines:
FPI Guidelines (see the Americas Regional Proxy Voting Guidelines), may apply to companies incorporated in governance havens, and apply certain minimum independence and disclosure standards in the evaluation of key proxy ballot items, such as the election of directors; and/or
Guidelines for the market that is responsible for, or most relevant to, the item on the ballot.
U.S. incorporated companies listed only on non-U.S. exchanges are generally covered under the ISS guidelines for the market on which they are traded.
An FPI is generally covered under ISS’ approach to FPIs outlined above, even if such FPI voluntarily files a proxy statement and/or other filing normally required of a U.S. Domestic Issuer, so long as the company retains its FPI status.
In all cases – including with respect to other companies with cross-market features that may lead to ballot items related to multiple markets – items that are on the ballot solely due to the requirements of another market (listing, incorporation, or national code) may be evaluated under the policy of the relevant market, regardless of the
“assigned” primary market coverage.

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1.Board of Directors
Voting on Director Nominees in Uncontested Elections
Four fundamental principles apply when determining votes on director nominees:
Independence: Boards should be sufficiently independent from management (and significant shareholders) to ensure that they are able and motivated to effectively supervise management's performance for the benefit of all shareholders, including in setting and monitoring the execution of corporate strategy, with appropriate use of shareholder capital, and in setting and monitoring executive compensation programs that support that strategy.
The chair of the board should ideally be an independent director, and all boards should have an independent leadership position or a similar role in order to help provide appropriate counterbalance to executive management, as well as having sufficiently independent committees that focus on key governance concerns such as audit, compensation, and nomination of directors.
Composition: Companies should ensure that directors add value to the board through their specific skills and expertise and by having sufficient time and commitment to serve effectively. Boards should be of a size appropriate to accommodate diversity, expertise, and independence, while ensuring active and collaborative participation by all members. Boards should be sufficiently diverse to ensure consideration of a wide range of perspectives.
Responsiveness: Directors should respond to investor input, such as that expressed through significant opposition to management proposals, significant support for shareholder proposals (whether binding or non-binding), and tender offers where a majority of shares are tendered.
Accountability: Boards should be sufficiently accountable to shareholders, including through transparency of the company's governance practices and regular board elections, by the provision of sufficient information for shareholders to be able to assess directors and board composition, and through the ability of shareholders to remove directors.
General Recommendation: Generally vote for director nominees, except under the following circumstances (with new nominees1 considered on case-by-case basis):
Independence
Vote against2 or withhold from non-independent directors (Executive Directors and Non-Independent Non-
Executive Directors per ISS’ Classification of Directors) when:
•Independent directors comprise 50 percent or less of the board;
•The non-independent director serves on the audit, compensation, or nominating committee;
•The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee; or
•The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee.
    ___________________________________
1 A "new nominee" is a director who is being presented for election by shareholders for the first time. Recommendations on new nominees who have served for less than one year are made on a case-by-case basis depending on the timing of their appointment and the problematic governance issue in question.
2 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections;
companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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ISS Classification of Directors – U.S.
1.Executive Director
1.1.Current officer1 of the company or one of its affiliates2.
2.Non-Independent Non-Executive Director
Board Identification
2.1.Director identified as not independent by the board.
Controlling/Significant Shareholder
2.2.Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a group).
Current Employment at Company or Related Company
2.3.Non-officer employee of the firm (including employee representatives).
2.4.Officer1, former officer, or general or limited partner of a joint venture or partnership with the company.
Former Employment
2.5.Former CEO of the company. 3, 4
2.6.Former non-CEO officer1 of the company or an affiliate2 within the past five years.
2.7.Former officer1 of an acquired company within the past five years.4
2.8.Officer1 of a former parent or predecessor firm at the time the company was sold or split off within the past five years.
2.9.Former interim officer if the service was longer than 18 months. If the service was between 12 and 18 months an assessment of the interim officer’s employment agreement will be made.5
Family Members
2.10.Immediate family member6 of a current or former officer1 of the company or its affiliates2 within the last five years.
2.11.Immediate family member6 of a current employee of company or its affiliates2 where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-
Section 16 officer in a key strategic role).
Professional, Transactional, and Charitable Relationships
2.12.Director who (or whose immediate family member6) currently provides professional services7 in excess of $10,000 per year to: the company, an affiliate2, or an individual officer of the company or an affiliate;
or who is (or whose immediate family member6 is) a partner, employee, or controlling shareholder of an organization which provides the services.
2.13.Director who (or whose immediate family member6) currently has any material transactional relationship8 with the company or its affiliates2; or who is (or whose immediate family member6 is) a partner in, or a controlling shareholder or an executive officer of, an organization which has the material transactional relationship8 (excluding investments in the company through a private placement).
2.14.Director who (or whose immediate family member6) is a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowments8 from the company or its affiliates2.
Other Relationships
2.15.Party to a voting agreement9 to vote in line with management on proposals being brought to shareholder vote.
2.16.Has (or an immediate family member6 has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee.10
2.17.Founder11 of the company but not currently an employee.
2.18.Director with pay comparable to Named Executive Officers.
2.19.Any material12 relationship with the company.
3.Independent Director
3.1.No material12 connection to the company other than a board seat.

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Footnotes:
1.The definition of officer will generally follow that of a “Section 16 officer” (officers subject to Section 16 of the
Securities and Exchange Act of 1934) and includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). Current interim officers are included in this category. For private companies, the equivalent positions are applicable. A non-employee director serving as an officer due to statutory requirements (e.g.
corporate secretary) will generally be classified as a Non-Independent Non-Executive Director under “Any material relationship with the company.” However, if the company provides explicit disclosure that the director is not receiving additional compensation exceeding $10,000 per year for serving in that capacity, then the director will be classified as an
Independent Director.
2.“Affiliate” includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation. The manager/advisor of an externally managed issuer
(EMI) is considered an affiliate.
3.Includes any former CEO of the company prior to the company’s initial public offering (IPO).
4.When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, ISS will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.
5.ISS will look at the terms of the interim officer’s employment contract to determine if it contains severance pay, long-
term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-
temporary CEOs. ISS will also consider if a formal search process was under way for a full-time officer at the time.
6.“Immediate family member” follows the SEC’s definition of such and covers spouses, parents, children, step-parents, step- children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
7.Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include but are not limited to the following: investment banking/financial advisory services, commercial banking (beyond deposit services), investment services, insurance services, accounting/audit services, consulting services, marketing services, legal services, property management services, realtor services, lobbying services, executive search services, and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services, IT tech support services, educational services, and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.
8.A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity, exceeding the greater of: $200,000 or 5 percent of the recipient’s gross revenues, for a company that follows NASDAQ listing standards; or the greater of $1,000,000 or
2 percent of the recipient’s gross revenues, for a company that follows NYSE listing standards. For a company that follows neither of the preceding standards, ISS will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).
9.Dissident directors who are parties to a voting agreement pursuant to a settlement or similar arrangement may be classified as Independent Directors if an analysis of the following factors indicates that the voting agreement does not compromise their alignment with all shareholders’ interests: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.
10.Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or, in the absence of such a committee, on the board).
11.The operating involvement of the founder with the company will be considered; if the founder was never employed by the company, ISS may deem him or her an Independent Director.

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UNITED STATES Proxy Voting Guidelines
12.For purposes of ISS’s director independence classification, “material” will be defined as a standard of relationship
(financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.
Composition
Attendance at Board and Committee Meetings: Generally vote against or withhold from directors (except nominees who served only part of the fiscal year3) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
Medical issues/illness;
Family emergencies; and
Missing only one meeting (when the total of all meetings is three or fewer).
In cases of chronic poor attendance without reasonable justification, in addition to voting against the director(s)
with poor attendance, generally vote against or withhold from appropriate members of the nominating/
governance committees or the full board.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.
Overboarded Directors: Generally vote against or withhold from individual directors who:
Sit on more than five public company boards; or
Are CEOs of public companies who sit on the boards of more than two public companies besides their own—
withhold only at their outside boards4.
NOTE: For shareholder meeting reports published on or after February 25th, 2025, Institutional Shareholder
Services (ISS) has indefinitely halted the consideration of the gender diversity of a company’s board when making vote recommendations with respect to the election or re-election of directors at U.S. companies covered by these guidelines under its proprietary ISS U.S. Benchmark policy.
Gender Diversity: Generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) at companies where there are no women on the company's board. An exception will be made if there was at least one woman on the board at the preceding annual meeting and the board makes a firm commitment to return to a gender-diverse status within a year.
NOTE: For shareholder meeting reports published on or after February 25th, 2025, Institutional Shareholder
Services (ISS) has indefinitely halted the consideration of the racial and/or ethnic diversity of a company’s board
    ___________________________________
3 Nominees who served for only part of the fiscal year are generally exempted from the attendance policy.
4 Although all of a CEO’s subsidiary boards with publicly-traded common stock will be counted as separate boards, ISS will not recommend a withhold vote for the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent but may do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

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UNITED STATES Proxy Voting Guidelines
when making vote recommendations with respect to the election or re-election of directors at U.S. companies covered under these guidelines under its proprietary ISS U.S. Benchmark policy.
Racial and/or Ethnic Diversity: For companies in the Russell 3000 or S&P 1500 indices, generally vote against or withhold from the chair of the nominating committee (or other directors on a case-by-case basis) where the board has no apparent racially or ethnically diverse members5. An exception will be made if there was racial and/
or ethnic diversity on the board at the preceding annual meeting and the board makes a firm commitment to appoint at least one racial and/or ethnic diverse member within a year.
Responsiveness
Vote case-by-case on individual directors, committee members, or the entire board of directors as appropriate if:
The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year or failed to act on a management proposal seeking to ratify an existing charter/bylaw provision that received opposition of a majority of the shares cast in the previous year. Factors that will be considered are:
Disclosed outreach efforts by the board to shareholders in the wake of the vote;
Rationale provided in the proxy statement for the level of implementation;
The subject matter of the proposal;
The level of support for and opposition to the resolution in past meetings;
Actions taken by the board in response to the majority vote and its engagement with shareholders;
The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
Other factors as appropriate.
The board failed to act on takeover offers where the majority of shares are tendered; or
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and/or the say-on-pay proposal when the company's previous say-on-pay received support of less than 70 percent of votes cast.
Factors that will be considered in assessing board responsiveness include:
Disclosure of engagement efforts with major institutional investors, including the frequency and timing of engagements and the company participants (including whether independent directors participated);
Disclosure of the specific concerns voiced by dissenting shareholders that led to the say-on-pay opposition; and
Disclosure of specific and meaningful actions taken to address shareholders' concerns;
If the company discloses meaningful engagement efforts, but in addition states that it was unable to obtain specific feedback, ISS will assess company actions taken in response to the say-on-pay vote as well as the company's explanation as to why such actions are beneficial for shareholders.
Additional factors that may be considered include:
Whether the issues raised are recurring or isolated;
The company's ownership structure; and
    ___________________________________
5 Aggregate diversity statistics provided by the board will only be considered if specific to racial and/or ethnic diversity.

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UNITED STATES Proxy Voting Guidelines
Significant corporate activity, such as a recent merger or proxy contest; and
Any other compensation action or factor considered relevant to assessing board responsiveness.
If the say-on-pay support level was less than 50 percent of votes case, this would warrant the highest degree of responsiveness, as assessed under the factors noted above.
Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the plurality of votes cast.
Accountability
PROBLEMATIC TAKEOVER DEFENSES, CAPITAL STRUCTURE, AND GOVERNANCE STRUCTURE
Poison Pills: Generally vote against or withhold from all nominees (except new nominees1, who should be considered case-by-case) if:
The company has a poison pill with a deadhand or slowhand feature6;
The board makes a material adverse modification to an existing pill, including, but not limited to, extension, renewal, or lowering the trigger, without shareholder approval; or
The company has a long-term poison pill (with a term of over one year) that was not approved by the public shareholders7.
Vote case-by-case on nominees if the board adopts an initial short-term pill6 (with a term of one year or less)
without shareholder approval, taking into consideration:
The trigger threshold and other terms of the pill;
The disclosed rationale for the adoption;
The context in which the pill was adopted, (e.g., factors such as the company's size and stage of development, sudden changes in its market capitalization, and extraordinary industry-wide or macroeconomic events);
A commitment to put any renewal to a shareholder vote;
The company's overall track record on corporate governance and responsiveness to shareholders; and
Other factors as relevant.
Unequal Voting Rights: Generally vote withhold or against directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case), if the company employs a common stock structure with unequal voting rights8.
Exceptions to this policy will generally be limited to:
6 If a short-term pill with a deadhand or slowhand feature is enacted but expires before the next shareholder vote, ISS will generally still recommend withhold/against nominees at the next shareholder meeting following its adoption.
7 Approval prior to, or in connection, with a company’s becoming publicly-traded, or in connection with a de-SPAC transaction, is insufficient.
8 This generally includes classes of common stock that have additional votes per share than other shares; classes of shares that are not entitled to vote on all the same ballot items or nominees; or stock with time-phased voting rights (“loyalty shares”).

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UNITED STATES Proxy Voting Guidelines
Newly-public companies9 with a sunset provision of no more than seven years from the date of going public;
Limited Partnerships and the Operating Partnership (OP) unit structure of REITs;
Convertible preferred shares that vote on an "as-converted" basis;
Situations where the enhanced voting rights are limited in duration and applicability, such as where they are intended to overcome low voting turnout and ensure approval of a specific non-
controversial agenda item and "mirror voting" applies;
Situations where the super-voting shares represent less than 5% of total voting power and therefore considered to be de minimis; or
The company provides sufficient protections for minority shareholders, such as allowing minority shareholders a regular binding vote on whether the capital structure should be maintained.
Classified Board Structure: The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.
Removal of Shareholder Discretion on Classified Boards: The company has opted into, or failed to opt out of, state laws requiring a classified board structure.
Problematic Governance Structure: For companies that hold or held their first annual meeting9 of public shareholders after Feb. 1, 2015, generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if, prior to or in connection with the company's public offering, the company or its board adopted the following bylaw or charter provisions that are considered to be materially adverse to shareholder rights:
Supermajority vote requirements to amend the bylaws or charter;
A classified board structure; or
Other egregious provisions.
A provision which specifies that the problematic structure(s) will be sunset within seven years of the date of going public will be considered a mitigating factor.
Unless the adverse provision is reversed or removed, vote case-by-case on director nominees in subsequent years.
Unilateral Bylaw/Charter Amendments: Generally vote against or withhold from directors individually, committee members, or the entire board (except new nominees1, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors:
The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
Disclosure by the company of any significant engagement with shareholders regarding the amendment;
The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
The company's ownership structure;
The company's existing governance provisions;
The timing of the board's amendment to the bylaws/charter in connection with a significant business development; and
9 Includes companies that emerge from bankruptcy, SPAC transactions, spin-offs, direct listings, and those who complete a traditional initial public offering.

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UNITED STATES Proxy Voting Guidelines
Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.
Unless the adverse amendment is reversed or submitted to a binding shareholder vote, in subsequent years vote case-by-case on director nominees. Generally vote against (except new nominees1, who should be considered case-by-case) if the directors:
Classified the board;
Adopted supermajority vote requirements to amend the bylaws or charter;
Eliminated shareholders' ability to amend bylaws;
Adopted a fee-shifting provision; or
Adopted another provision deemed egregious.
Restricting Binding Shareholder Proposals: Generally vote against or withhold from the members of the governance committee if:
The company’s governing documents impose undue restrictions on shareholders’ ability to amend the bylaws.
Such restrictions include but are not limited to: outright prohibition on the submission of binding shareholder proposals or share ownership requirements, subject matter restrictions, or time holding requirements in excess of SEC Rule 14a-8. Vote against or withhold on an ongoing basis.
Submission of management proposals to approve or ratify requirements in excess of SEC Rule 14a-8 for the submission of binding bylaw amendments will generally be viewed as an insufficient restoration of shareholders'
rights. Generally continue to vote against or withhold on an ongoing basis until shareholders are provided with an unfettered ability to amend the bylaws or a proposal providing for such unfettered right is submitted for shareholder approval.
Director Performance Evaluation: The board lacks mechanisms to promote accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one-, three-, and five-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group
(Russell 3000 companies only). Take into consideration the company’s operational metrics and other factors as warranted. Problematic provisions include but are not limited to:
A classified board structure;
A supermajority vote requirement;
Either a plurality vote standard in uncontested director elections, or a majority vote standard in contested elections;
The inability of shareholders to call special meetings;
The inability of shareholders to act by written consent;
A multi-class capital structure; and/or
A non-shareholder-approved poison pill.
Management Proposals to Ratify Existing Charter or Bylaw Provisions: Vote against/withhold from individual directors, members of the governance committee, or the full board, where boards ask shareholders to ratify existing charter or bylaw provisions considering the following factors:
The presence of a shareholder proposal addressing the same issue on the same ballot;
The board's rationale for seeking ratification;
Disclosure of actions to be taken by the board should the ratification proposal fail;
Disclosure of shareholder engagement regarding the board’s ratification request;
The level of impairment to shareholders' rights caused by the existing provision;
The history of management and shareholder proposals on the provision at the company’s past meetings;
Whether the current provision was adopted in response to the shareholder proposal;
The company's ownership structure; and

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Previous use of ratification proposals to exclude shareholder proposals.
Problematic Audit-Related Practices
Generally vote against or withhold from the members of the Audit Committee if:
The non-audit fees paid to the auditor are excessive;
The company receives an adverse opinion on the company’s financial statements from its auditor; or
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote case-by-case on members of the Audit Committee and potentially the full board if:
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of
GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.
Problematic Compensation Practices
In the absence of an Advisory Vote on Executive Compensation (Say on Pay) ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee and potentially the full board if:
There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
The company maintains significant problematic pay practices; or
The board exhibits a significant level of poor communication and responsiveness to shareholders.
Generally vote against or withhold from the Compensation Committee chair, other committee members, or potentially the full board if:
The company fails to include a Say on Pay ballot item when required under SEC provisions, or under the company’s declared frequency of say on pay; or
The company fails to include a Frequency of Say on Pay ballot item when required under SEC provisions.
Generally vote against members of the board committee responsible for approving/setting non-employee director compensation if there is a pattern (i.e. two or more consecutive or non-consecutive years/across multiple years) of awarding excessive or otherwise problematic10 non-employee director compensation without disclosing a compelling rationale or other mitigating factors.
Adverse recommendations may be warranted in the first year for particularly egregious director compensation issues/instances/cases10.
Problematic Pledging of Company Stock : Vote against the members of the committee that oversees risks related to pledging, or the full board, where a significant level of pledged company stock by executives or directors raises concerns. The following factors will be considered:
The presence of an anti-pledging policy, disclosed in the proxy statement, that prohibits future pledging activity;
The magnitude of aggregate pledged shares in terms of total common shares outstanding, market value, and trading volume;
Disclosure of progress or lack thereof in reducing the magnitude of aggregate pledged shares over time;
    ___________________________________
10 May include excessive magnitude, problematic perquisites, performance awards, stock options, or retirement benefits.

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Disclosure in the proxy statement that shares subject to stock ownership and holding requirements do not include pledged company stock; and
Any other relevant factors.
Climate Accountability
For companies that are significant greenhouse gas (GHG) emitters, through their operations or value chain11, generally vote against or withhold from the incumbent chair of the responsible committee (or other directors on a case-by-case basis) in cases where ISS determines that the company is not taking the minimum steps needed to understand, assess, and mitigate risks related to climate change to the company and the larger economy.
Minimum steps to understand and mitigate those risks are considered to be the following. Both minimum criteria will be required to be in alignment with the policy :
Detailed disclosure of climate-related risks, such as according to the framework established by the Task Force on Climate-related Financial Disclosures (TCFD), including:
Board governance measures;
Corporate strategy;
Risk management analyses; and
Metrics and targets.
Appropriate GHG emissions reduction targets.
At this time, “appropriate GHG emissions reductions targets” will be medium-term GHG reduction targets or Net
Zero-by-2050 GHG reduction targets for a company's operations (Scope 1) and electricity use (Scope 2). Targets should cover the vast majority of the company’s direct emissions.
Governance Failures
Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:
Material failures of governance, stewardship, risk oversight12, or fiduciary responsibilities at the company;
Failure to replace management as appropriate; or
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Voting on Director Nominees in Contested Elections
Vote-No Campaigns
General Recommendation: In cases where companies are targeted in connection with public “vote-no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested
    ___________________________________
11 Companies defined as “significant GHG emitters” will be those on the current Climate Action 100+ Focus Group list.
12 Examples of failure of risk oversight include but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; demonstrably poor risk oversight of environmental and social issues, including climate change; significant adverse legal judgments or settlement; or hedging of company stock.

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elections. Take into consideration the arguments submitted by shareholders and other publicly available information.
Proxy Contests/Proxy Access
General Recommendation: Vote case-by-case on the election of directors in contested elections, considering the following factors:
Long-term financial performance of the company relative to its industry;
Management’s track record;
Background to the contested election;
Nominee qualifications and any compensatory arrangements;
Strategic plan of dissident slate and quality of the critique against management;
Likelihood that the proposed goals and objectives can be achieved (both slates); and
Stock ownership positions.
In the case of candidates nominated pursuant to proxy access, vote case-by-case considering any applicable factors listed above or additional factors which may be relevant, including those that are specific to the company, to the nominee(s) and/or to the nature of the election (such as whether there are more candidates than board seats).
Other Board-Related Proposals
Adopt Anti-Hedging/Pledging/Speculative Investments Policy
General Recommendation: Generally vote for proposals seeking a policy that prohibits named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan. However, the company’s existing policies regarding responsible use of company stock will be considered.
Board Refreshment
Board refreshment is best implemented through an ongoing program of individual director evaluations, conducted annually, to ensure the evolving needs of the board are met and to bring in fresh perspectives, skills, and diversity as needed.
Term/Tenure Limits
General Recommendation: Vote case-by-case on management proposals regarding director term/tenure limits, considering:
The rationale provided for adoption of the term/tenure limit;
The robustness of the company’s board evaluation process;
Whether the limit is of sufficient length to allow for a broad range of director tenures;
Whether the limit would disadvantage independent directors compared to non-independent directors; and

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Whether the board will impose the limit evenly, and not have the ability to waive it in a discriminatory manner.
Vote case-by-case on shareholder proposals asking for the company to adopt director term/tenure limits, considering:
The scope of the shareholder proposal; and
Evidence of problematic issues at the company combined with, or exacerbated by, a lack of board refreshment.
Age Limits
General Recommendation: Generally vote against management and shareholder proposals to limit the tenure of independent directors through mandatory retirement ages. Vote for proposals to remove mandatory age limits.
Board Size
General Recommendation: Vote for proposals seeking to fix the board size or designate a range for the board size.
Vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.
Classification/Declassification of the Board
General Recommendation: Vote against proposals to classify (stagger) the board.
Vote for proposals to repeal classified boards and to elect all directors annually.
CEO Succession Planning
General Recommendation: Generally vote for proposals seeking disclosure on a CEO succession planning policy, considering, at a minimum, the following factors:
The reasonableness/scope of the request; and
The company’s existing disclosure on its current CEO succession planning process.
Cumulative Voting
General Recommendation: Generally vote against management proposals to eliminate cumulate voting, and for shareholder proposals to restore or provide for cumulative voting, unless:

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The company has proxy access13, thereby allowing shareholders to nominate directors to the company’s ballot; and
The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.
Vote for proposals for cumulative voting at controlled companies (insider voting power > 50%).
Director and Officer Indemnification, Liability Protection, and Exculpation
General Recommendation: Vote case-by-case on proposals on director and officer indemnification, liability protection, and exculpation14.
Consider the stated rationale for the proposed change. Also consider, among other factors, the extent to which the proposal would:
Eliminate directors' and officers' liability for monetary damages for violating the duty of care;
Eliminate directors’ and officers’ liability for monetary damages for violating the duty of loyalt;
Expand coverage beyond just legal expenses to liability for acts that are more serious violations of fiduciary obligation than mere carelessness; and
Expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for, at the discretion of the company's board (i.e., "permissive indemnification"), but that previously the company was not required to indemnify.
Vote for those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:
If the individual was found to have acted in good faith and in a manner that the individual reasonably believed was in the best interests of the company; and
If only the individual’s legal expenses would be covered.
Establish/Amend Nominee Qualifications
General Recommendation: Vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and the degree to which they may preclude dissident nominees from joining the board.
Vote case-by-case on shareholder resolutions seeking a director nominee who possesses a particular subject matter expertise, considering:
    ___________________________________
13 A proxy access right that meets the recommended guidelines.
14 Indemnification: the condition of being secured against loss or damage.
Limited liability: a person's financial liability is limited to a fixed sum, or personal financial assets are not at risk if the individual loses a lawsuit that results in financial award/damages to the plaintiff.
Exculpation: to eliminate or limit the personal liability of a director or officer to the corporation or its shareholders for monetary damages for breach of fiduciary duty as a director or officer.

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UNITED STATES Proxy Voting Guidelines
The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;
The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;
The company’s disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and
The scope and structure of the proposal.
Establish Other Board Committee Proposals
General Recommendation: Generally vote against shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:
Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;
Level of disclosure regarding the issue for which board oversight is sought;
Company performance related to the issue for which board oversight is sought;
Board committee structure compared to that of other companies in its industry sector; and
The scope and structure of the proposal.
Filling Vacancies/Removal of Directors
General Recommendation: Vote against proposals that provide that directors may be removed only for cause.
Vote for proposals to restore shareholders’ ability to remove directors with or without cause.
Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Vote for proposals that permit shareholders to elect directors to fill board vacancies.
Independent Board Chair
General Recommendation: Generally vote for shareholder proposals requiring that the board chair position be filled by an independent director, taking into consideration the following:
The scope and rationale of the proposal;
The company's current board leadership structure;
The company's governance structure and practices;
Company performance; and
Any other relevant factors that may be applicable.
The following factors will increase the likelihood of a “for” recommendation:
A majority non-independent board and/or the presence of non-independent directors on key board committees;
A weak or poorly-defined lead independent director role that fails to serve as an appropriate counterbalance to a combined CEO/chair role;
The presence of an executive or non-independent chair in addition to the CEO, a recent recombination of the role of CEO and chair, and/or departure from a structure with an independent chair;

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Evidence that the board has failed to oversee and address material risks facing the company;
A material governance failure, particularly if the board has failed to adequately respond to shareholder concerns or if the board has materially diminished shareholder rights; or
Evidence that the board has failed to intervene when management’s interests are contrary to shareholders'
interests.
Majority of Independent Directors/Establishment of Independent
Committees
General Recommendation: Vote for shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’ definition of Independent
Director (See ISS' Classification of Directors.)
Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors unless they currently meet that standard.
Majority Vote Standard for the Election of Directors
General Recommendation: Generally vote for management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote against if no carve-out for a plurality vote standard in contested elections is included.
Generally vote for precatory and binding shareholder resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-
out for a plurality vote standard when there are more nominees than board seats.
Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.
Proxy Access
General Recommendation: Generally vote for management and shareholder proposals for proxy access with the following provisions:
Ownership threshold: maximum requirement not more than three percent (3%) of the voting power;
Ownership duration: maximum requirement not longer than three (3) years of continuous ownership for each member of the nominating group;
Aggregation: minimal or no limits on the number of shareholders permitted to form a nominating group; and
Cap: cap on nominees of generally twenty-five percent (25%) of the board.
Review for reasonableness any other restrictions on the right of proxy access. Generally vote against proposals that are more restrictive than these guidelines.

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Require More Nominees than Open Seats
General Recommendation: Vote against shareholder proposals that would require a company to nominate more candidates than the number of open board seats.
Shareholder Engagement Policy (Shareholder Advisory Committee)
General Recommendation: Generally vote for shareholder proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:
Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;
Effectively disclosed information with respect to this structure to its shareholders;
Company has not ignored majority-supported shareholder proposals, or a majority withhold vote on a director nominee; and
The company has an independent chair or a lead director, according to ISS’ definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

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2.Audit-Related
Auditor Indemnification and Limitation of Liability
General Recommendation: Vote case-by-case on the issue of auditor indemnification and limitation of liability.
Factors to be assessed include, but are not limited to:
The terms of the auditor agreement—the degree to which these agreements impact shareholders' rights;
The motivation and rationale for establishing the agreements;
The quality of the company’s disclosure; and
The company’s historical practices in the audit area.
Vote against or withhold from members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Auditor Ratification
General Recommendation: Vote for proposals to ratify auditors unless any of the following apply:
An auditor has a financial interest in or association with the company, and is therefore not independent;
There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
Poor accounting practices are identified that rise to a serious level of concern, such as fraud or misapplication of GAAP; or
Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees
Tax compliance and preparation include the preparation of original and amended tax returns and refund claims, and tax payment planning. All other services in the tax category, such as tax advice, planning, or consulting, should be added to “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other” fees.
In circumstances where "Other" fees include fees related to significant one-time capital structure events (such as initial public offerings, bankruptcy emergence, and spin-offs) and the company makes public disclosure of the amount and nature of those fees that are an exception to the standard "non-audit fee" category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
Shareholder Proposals Limiting Non-Audit Services
General Recommendation: Vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

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Shareholder Proposals on Audit Firm Rotation
General Recommendation: Vote case-by-case on shareholder proposals asking for audit firm rotation, taking into account:
The tenure of the audit firm;
The length of rotation specified in the proposal;
Any significant audit-related issues at the company;
The number of Audit Committee meetings held each year;
The number of financial experts serving on the committee; and
Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

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3.Shareholder Rights & Defenses
Advance Notice Requirements for Shareholder Proposals/Nominations
General Recommendation: Vote case-by-case on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory, and shareholder review.
To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must be no earlier than 120 days prior to the anniversary of the previous year’s meeting and have a submittal window of no shorter than 30 days from the beginning of the notice period (also known as a 90-120-day window). The submittal window is the period under which shareholders must file their proposals/nominations prior to the deadline.
In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.
Amend Bylaws without Shareholder Consent
General Recommendation: Vote against proposals giving the board exclusive authority to amend the bylaws.
Vote case-by-case on proposals giving the board the ability to amend the bylaws in addition to shareholders, taking into account the following:
Any impediments to shareholders' ability to amend the bylaws (i.e. supermajority voting requirements);
The company's ownership structure and historical voting turnout;
Whether the board could amend bylaws adopted by shareholders; and
Whether shareholders would retain the ability to ratify any board-initiated amendments.
Control Share Acquisition Provisions
General Recommendation: Vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote against proposals to amend the charter to include control share acquisition provisions.
Vote for proposals to restore voting rights to the control shares.
Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

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Control Share Cash-Out Provisions
General Recommendation: Vote for proposals to opt out of control share cash-out statutes.
Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Disgorgement Provisions
General Recommendation: Vote for proposals to opt out of state disgorgement provisions.
Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.
Fair Price Provisions
General Recommendation: Vote case-by-case on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Generally vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Freeze-Out Provisions
General Recommendation: Vote for proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.
Greenmail
General Recommendation: Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
Vote case-by-case on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

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Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.
Shareholder Litigation Rights
Federal Forum Selection Provisions
Federal forum selection provisions require that U.S. federal courts be the sole forum for shareholders to litigate claims arising under federal securities law.
General Recommendation: Generally vote for federal forum selection provisions in the charter or bylaws that specify "the district courts of the United States" as the exclusive forum for federal securities law matters, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.
Vote against provisions that restrict the forum to a particular federal district court; unilateral adoption (without a shareholder vote) of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/
Charter Amendments policy.
Exclusive Forum Provisions for State Law Matters
Exclusive forum provisions in the charter or bylaws restrict shareholders’ ability to bring derivative lawsuits against the company, for claims arising out of state corporate law, to the courts of a particular state (generally the state of incorporation).
General Recommendation: Generally vote for charter or bylaw provisions that specify courts located within the state of Delaware as the exclusive forum for corporate law matters for Delaware corporations, in the absence of serious concerns about corporate governance or board responsiveness to shareholders.
For states other than Delaware, vote case-by-case on exclusive forum provisions, taking into consideration:
The company's stated rationale for adopting such a provision;
Disclosure of past harm from duplicative shareholder lawsuits in more than one forum;
The breadth of application of the charter or bylaw provision, including the types of lawsuits to which it would apply and the definition of key terms; and
Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the charter or bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections.
Generally vote against provisions that specify a state other than the state of incorporation as the exclusive forum for corporate law matters, or that specify a particular local court within the state; unilateral adoption of such a provision will generally be considered a one-time failure under the Unilateral Bylaw/Charter Amendments policy.
Fee shifting
Fee-shifting provisions in the charter or bylaws require that a shareholder who sues a company unsuccessfully pay all litigation expenses of the defendant corporation and its directors and officers.

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General Recommendation: Generally vote against provisions that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., including cases where the plaintiffs are partially successful).
Unilateral adoption of a fee-shifting provision will generally be considered an ongoing failure under the Unilateral
Bylaw/Charter Amendments policy.
Net Operating Loss (NOL) Protective Amendments
General Recommendation: Vote against proposals to adopt a protective amendment for the stated purpose of protecting a company's net operating losses (NOL) if the effective term of the protective amendment would exceed the shorter of three years and the exhaustion of the NOL.
Vote case-by-case, considering the following factors, for management proposals to adopt an NOL protective amendment that would remain in effect for the shorter of three years (or less) and the exhaustion of the NOL:
The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing 5-percent holder);
The value of the NOLs;
Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);
The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
Any other factors that may be applicable.
Poison Pills (Shareholder Rights Plans)
Shareholder Proposals to Put Pill to a Vote and/or Adopt a Pill Policy
General Recommendation: Vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has: (1) A shareholder-approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
Shareholders have approved the adoption of the plan; or
The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote for the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

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Management Proposals to Ratify a Poison Pill
General Recommendation: Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
No lower than a 20 percent trigger, flip-in or flip-over;
A term of no more than three years;
No deadhand, slowhand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;
and
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.
Management Proposals to Ratify a Pill to Preserve Net Operating Losses
(NOLs)
General Recommendation: Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.
Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:
The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
The value of the NOLs;
Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
The company's existing governance structure, including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and
Any other factors that may be applicable.
Proxy Voting Disclosure, Confidentiality, and Tabulation
General Recommendation: Vote case-by-case on proposals regarding proxy voting mechanics, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder rights. Specific issues covered under the policy include, but are not limited to, confidential voting of individual proxies and ballots, confidentiality of running vote tallies, and the treatment of abstentions and/or broker non-votes in the company's vote-counting methodology.
While a variety of factors may be considered in each analysis, the guiding principles are: transparency, consistency, and fairness in the proxy voting process. The factors considered, as applicable to the proposal, may include:
The scope and structure of the proposal;

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The company's stated confidential voting policy (or other relevant policies) and whether it ensures a "level playing field" by providing shareholder proponents with equal access to vote information prior to the annual meeting;
The company's vote standard for management and shareholder proposals and whether it ensures consistency and fairness in the proxy voting process and maintains the integrity of vote results;
Whether the company's disclosure regarding its vote counting method and other relevant voting policies with respect to management and shareholder proposals are consistent and clear;
Any recent controversies or concerns related to the company's proxy voting mechanics;
Any unintended consequences resulting from implementation of the proposal; and
Any other factors that may be relevant.
Ratification Proposals: Management Proposals to Ratify Existing Charter or
Bylaw Provisions
General Recommendation: Generally vote against management proposals to ratify provisions of the company’s existing charter or bylaws, unless these governance provisions align with best practice.
In addition, voting against/withhold from individual directors, members of the governance committee, or the full board may be warranted, considering:
The presence of a shareholder proposal addressing the same issue on the same ballot;
The board's rationale for seeking ratification;
Disclosure of actions to be taken by the board should the ratification proposal fail;
Disclosure of shareholder engagement regarding the board’s ratification request;
The level of impairment to shareholders' rights caused by the existing provision;
The history of management and shareholder proposals on the provision at the company’s past meetings;
Whether the current provision was adopted in response to the shareholder proposal;
The company's ownership structure; and
Previous use of ratification proposals to exclude shareholder proposals.
Reimbursing Proxy Solicitation Expenses
General Recommendation: Vote case-by-case on proposals to reimburse proxy solicitation expenses.
When voting in conjunction with support of a dissident slate, vote for the reimbursement of all appropriate proxy solicitation expenses associated with the election.
Generally vote for shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:
The election of fewer than 50 percent of the directors to be elected is contested in the election;
One or more of the dissident’s candidates is elected;
Shareholders are not permitted to cumulate their votes for directors; and
The election occurred, and the expenses were incurred, after the adoption of this bylaw.

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Reincorporation Proposals
General Recommendation: Management or shareholder proposals to change a company's state of incorporation should be evaluated case-by-case, giving consideration to both financial and corporate governance concerns including the following:
Reasons for reincorporation;
Comparison of company's governance practices and provisions prior to and following the reincorporation; and
Comparison of corporation laws of original state and destination state.
Vote for reincorporation when the economic factors outweigh any neutral or negative governance changes.
Shareholder Ability to Act by Written Consent
General Recommendation: Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.
Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:
Shareholders' current right to act by written consent;
The consent threshold;
The inclusion of exclusionary or prohibitive language;
Investor ownership structure; and
Shareholder support of, and management's response to, previous shareholder proposals.
Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:
An unfettered15 right for shareholders to call special meetings at a 10 percent threshold;
A majority vote standard in uncontested director elections;
No non-shareholder-approved pill; and
An annually elected board.
Shareholder Ability to Call Special Meetings
General Recommendation: Vote against management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote for management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
Shareholders’ current right to call special meetings;
    ___________________________________
15 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

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Minimum ownership threshold necessary to call special meetings (10 percent preferred);
The inclusion of exclusionary or prohibitive language;
Investor ownership structure; and
Shareholder support of, and management’s response to, previous shareholder proposals.
Stakeholder Provisions
General Recommendation: Vote against proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
State Antitakeover Statutes
General Recommendation: Vote case-by-case on proposals to opt in or out of state takeover statutes (including fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions).
Supermajority Vote Requirements
General Recommendation: Vote against proposals to require a supermajority shareholder vote.
Vote for management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote case-by-case, taking into account:
Ownership structure;
Quorum requirements; and
Vote requirements.
Virtual Shareholder Meetings
General Recommendation: Generally vote for management proposals allowing for the convening of shareholder meetings by electronic means, so long as they do not preclude in-person meetings. Companies are encouraged to disclose the circumstances under which virtual-only16 meetings would be held, and to allow for comparable rights and opportunities for shareholders to participate electronically as they would have during an in-person meeting.
Vote case-by-case on shareholder proposals concerning virtual-only meetings, considering:
Scope and rationale of the proposal; and
Concerns identified with the company’s prior meeting practices.
    ___________________________________
16 Virtual-only shareholder meeting” refers to a meeting of shareholders that is held exclusively using technology without a corresponding in-person meeting.

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UNITED STATES Proxy Voting Guidelines
4.Capital/Restructuring
Capital
Adjustments to Par Value of Common Stock
General Recommendation: Vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an anti-takeover device or some other negative corporate governance action.
Vote for management proposals to eliminate par value.
Common Stock Authorization
General Authorization Requests
General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of common stock that are to be used for general corporate purposes:
If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized share;
If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares;
If share usage is greater than current authorized shares, vote for an increase of up to the current share usage;
or
In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization.
Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:
The proposal seeks to increase the number of authorized shares of the class of common stock that has superior voting rights to other share classes;
On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
The company has a non-shareholder approved poison pill (including an NOL pill); or
The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.
However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:
In, or subsequent to, the company's most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
A government body has in the past year required the company to increase its capital ratios.

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For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.
Specific Authorization Requests
General Recommendation: Generally vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:
twice the amount needed to support the transactions on the ballot, and the allowable increase as calculated for general issuances above.
Dual Class Structure
General Recommendation: Generally vote against proposals to create a new class of common stock unless:
The company discloses a compelling rationale for the dual-class capital structure, such as:
The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
The new class of shares will be transitory;
The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.
Issue Stock for Use with Rights Plan
General Recommendation: Vote against proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder-approved shareholder rights plan (poison pill).
Preemptive Rights
General Recommendation: Vote case-by-case on shareholder proposals that seek preemptive rights, taking into consideration:
The size of the company;
The shareholder base; and
The liquidity of the stock.

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UNITED STATES Proxy Voting Guidelines
Preferred Stock Authorization
General Authorization Requests
General Recommendation: Vote case-by-case on proposals to increase the number of authorized shares of preferred stock that are to be used for general corporate purposes:
If share usage (outstanding plus reserved) is less than 50% of the current authorized shares, vote for an increase of up to 50% of current authorized shares;
If share usage is 50% to 100% of the current authorized, vote for an increase of up to 100% of current authorized shares;
If share usage is greater than current authorized shares, vote for an increase of up to the current share usage.
In the case of a stock split, the allowable increase is calculated (per above) based on the post-split adjusted authorization; or
If no preferred shares are currently issued and outstanding, vote against the request, unless the company discloses a specific use for the shares.
Generally vote against proposed increases, even if within the above ratios, if the proposal or the company’s prior or ongoing use of authorized shares is problematic, including, but not limited to:
If the shares requested are blank check preferred shares that can be used for antitakeover purposes;17
The company seeks to increase a class of non-convertible preferred shares entitled to more than one vote per share on matters that do not solely affect the rights of preferred stockholders "supervoting shares");
The company seeks to increase a class of convertible preferred shares entitled to a number of votes greater than the number of common shares into which they are convertible ("supervoting shares") on matters that do not solely affect the rights of preferred stockholders;
The stated intent of the increase in the general authorization is to allow the company to increase an existing designated class of supervoting preferred shares;
On the same ballot is a proposal for a reverse split for which support is warranted despite the fact that it would result in an excessive increase in the share authorization;
The company has a non-shareholder approved poison pill (including an NOL pill); and
The company has previous sizeable placements (within the past 3 years) of stock with insiders at prices substantially below market value, or with problematic voting rights, without shareholder approval.
However, generally vote for proposed increases beyond the above ratios or problematic situations when there is disclosure of specific and severe risks to shareholders of not approving the request, such as:
In, or subsequent to, the company's most recent 10-K filing, the company discloses that there is substantial doubt about its ability to continue as a going concern;
The company states that there is a risk of imminent bankruptcy or imminent liquidation if shareholders do not approve the increase in authorized capital; or
A government body has in the past year required the company to increase its capital ratios.
For companies incorporated in states that allow increases in authorized capital without shareholder approval, generally vote withhold or against all nominees if a unilateral capital authorization increase does not conform to the above policies.
    ___________________________________
17 To be acceptable, appropriate disclosure would be needed that the shares are “declawed”: i.e., representation by the board that it will not, without prior stockholder approval, issue or use the preferred stock for any defensive or anti-takeover purpose or for the purpose of implementing any stockholder rights plan.

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UNITED STATES Proxy Voting Guidelines
Specific Authorization Requests
General Recommendation: Generally vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with transaction(s) (such as acquisitions, SPAC transactions, private placements, or similar transactions) on the same ballot, or disclosed in the proxy statement, that warrant support. For such transactions, the allowable increase will be the greater of:
twice the amount needed to support the transactions on the ballot, and the allowable increase as calculated for general issuances above.
Recapitalization Plans
General Recommendation: Vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following:
More simplified capital structure;
Enhanced liquidity;
Fairness of conversion terms;
Impact on voting power and dividends;
Reasons for the reclassification;
Conflicts of interest; and
Other alternatives considered.
Reverse Stock Splits
General Recommendation: Vote for management proposals to implement a reverse stock split if:
The number of authorized shares will be proportionately reduced; or
The effective increase in authorized shares is equal to or less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.
Vote case-by-case on proposals that do not meet either of the above conditions, taking into consideration the following factors:
Stock exchange notification to the company of a potential delisting;
Disclosure of substantial doubt about the company's ability to continue as a going concern without additional financing;
The company's rationale; or
Other factors as applicable.
Share Issuance Mandates at U.S. Domestic Issuers Incorporated Outside the
U.S.
General Recommendation: For U.S. domestic issuers incorporated outside the U.S. and listed solely on a U.S.
exchange, generally vote for resolutions to authorize the issuance of common shares up to 20 percent of currently issued common share capital, where not tied to a specific transaction or financing proposal.

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For pre-revenue or other early-stage companies that are heavily reliant on periodic equity financing, generally vote for resolutions to authorize the issuance of common shares up to 50 percent of currently issued common share capital. The burden of proof will be on the company to establish that it has a need for the higher limit.
Renewal of such mandates should be sought at each year’s annual meeting.
Vote case-by-case on share issuances for a specific transaction or financing proposal.
Share Repurchase Programs
General Recommendation: For U.S.-incorporated companies, and foreign-incorporated U.S. Domestic Issuers that are traded solely on U.S. exchanges, vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, or to grant the board authority to conduct open-
market repurchases, in the absence of company-specific concerns regarding:
Greenmail;
The use of buybacks to inappropriately manipulate incentive compensation metrics;
Threats to the company's long-term viability; or
Other company-specific factors as warranted.
Vote case-by-case on proposals to repurchase shares directly from specified shareholders, balancing the stated
rationale against the possibility for the repurchase authority to be misused, such as to repurchase shares from insiders at a premium to market price.
Share Repurchase Programs Shareholder Proposals
General Recommendation: Generally vote against shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote for the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.
Stock Distributions: Splits and Dividends
General Recommendation: Generally vote for management proposals to increase the common share authorization for stock split or stock dividend, provided that the effective increase in authorized shares is equal to or is less than the allowable increase calculated in accordance with ISS' Common Stock Authorization policy.

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UNITED STATES Proxy Voting Guidelines
Tracking Stock
General Recommendation: Vote case-by-case on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:
Adverse governance changes;
Excessive increases in authorized capital stock;
Unfair method of distribution;
Diminution of voting rights;
Adverse conversion features;
Negative impact on stock option plans; and
Alternatives such as spin-off.
Restructuring
Appraisal Rights
General Recommendation: Vote for proposals to restore or provide shareholders with rights of appraisal.
Asset Purchases
General Recommendation: Vote case-by-case on asset purchase proposals, considering the following factors:
Purchase price;
Fairness opinion;
Financial and strategic benefits;
How the deal was negotiated;
Conflicts of interest;
Other alternatives for the business; and
Non-completion risk.
Asset Sales
General Recommendation: Vote case-by-case on asset sales, considering the following factors:
Impact on the balance sheet/working capital;
Potential elimination of diseconomies;
Anticipated financial and operating benefits;
Anticipated use of funds;
Value received for the asset;
Fairness opinion;
How the deal was negotiated; and
Conflicts of interest.

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UNITED STATES Proxy Voting Guidelines
Bundled Proposals
General Recommendation: Vote case-by-case on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.
Conversion of Securities
General Recommendation: Vote case-by-case on proposals regarding conversion of securities. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.
Vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.
Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy
Plans/Reverse Leveraged Buyouts/Wrap Plans
General Recommendation: Vote case-by-case on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, after evaluating:
Dilution to existing shareholders' positions;
Terms of the offer - discount/premium in purchase price to investor, including any fairness opinion;
termination penalties; exit strategy;
Financial issues - company's financial situation; degree of need for capital; use of proceeds; effect of the financing on the company's cost of capital;
Management's efforts to pursue other alternatives;
Control issues - change in management; change in control, guaranteed board and committee seats; standstill provisions; voting agreements; veto power over certain corporate actions; and
Conflict of interest - arm's length transaction, managerial incentives.
Vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
Formation of Holding Company
General Recommendation: Vote case-by-case on proposals regarding the formation of a holding company, taking into consideration the following:
The reasons for the change;
Any financial or tax benefits;
Regulatory benefits;
Increases in capital structure; and

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Changes to the articles of incorporation or bylaws of the company.
Absent compelling financial reasons to recommend for the transaction, vote against the formation of a holding company if the transaction would include either of the following:
Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital”);
or
Adverse changes in shareholder rights.
Going Private and Going Dark Transactions (LBOs and Minority Squeeze-
outs)
General Recommendation: Vote case-by-case on going private transactions, taking into account the following:
Offer price/premium;
Fairness opinion;
How the deal was negotiated;
Conflicts of interest;
Other alternatives/offers considered; and
Non-completion risk.
Vote case-by-case on going dark transactions, determining whether the transaction enhances shareholder value by taking into consideration:
Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock); and
Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:
Are all shareholders able to participate in the transaction?
Will there be a liquid market for remaining shareholders following the transaction?
Does the company have strong corporate governance?
Will insiders reap the gains of control following the proposed transaction? and
Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?
Joint Ventures
General Recommendation: Vote case-by-case on proposals to form joint ventures, taking into account the following:
Percentage of assets/business contributed;
Percentage ownership;
Financial and strategic benefits;
Governance structure;
Conflicts of interest;
Other alternatives; and
Non-completion risk.

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UNITED STATES Proxy Voting Guidelines
Liquidations
General Recommendation: Vote case-by-case on liquidations, taking into account the following:
Management’s efforts to pursue other alternatives;
Appraisal value of assets; and
The compensation plan for executives managing the liquidation.
Vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.
Mergers and Acquisitions
General Recommendation: Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction, and strategic rationale.
Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins"
can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders.
Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Private Placements/Warrants/Convertible Debentures
General Recommendation: Vote case-by-case on proposals regarding private placements, warrants, and convertible debentures taking into consideration:
Dilution to existing shareholders' position: The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion. Although newly issued common stock, absent preemptive rights, is typically dilutive to existing shareholders, share price

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appreciation is often the necessary event to trigger the exercise of "out of the money" warrants and convertible debt. In these instances from a value standpoint, the negative impact of dilution is mitigated by the increase in the company's stock price that must occur to trigger the dilutive event.
Terms of the offer (discount/premium in purchase price to investor, including any fairness opinion, conversion features, termination penalties, exit strategy):
The terms of the offer should be weighed against the alternatives of the company and in light of company's financial condition. Ideally, the conversion price for convertible debt and the exercise price for warrants should be at a premium to the then prevailing stock price at the time of private placement.
When evaluating the magnitude of a private placement discount or premium, consider factors that influence the discount or premium, such as, liquidity, due diligence costs, control and monitoring costs, capital scarcity, information asymmetry, and anticipation of future performance.
Financial issues:
The company's financial condition;
Degree of need for capital;
Use of proceeds;
Effect of the financing on the company's cost of capital;
Current and proposed cash burn rate; and
Going concern viability and the state of the capital and credit markets.
Management's efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives: A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger, or sale of part or all of the company.
Control issues:
Change in management;
Change in control;
Guaranteed board and committee seats;
Standstill provisions;
Voting agreements;
Veto power over certain corporate actions; and
Minority versus majority ownership and corresponding minority discount or majority control premium.
Conflicts of interest:
Conflicts of interest should be viewed from the perspective of the company and the investor; and
Were the terms of the transaction negotiated at arm's length? Are managerial incentives aligned with shareholder interests?
Market reaction:
The market's response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
Vote for the private placement, or for the issuance of warrants and/or convertible debentures in a private placement, if it is expected that the company will file for bankruptcy if the transaction is not approved.

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Reorganization/Restructuring Plan (Bankruptcy)
General Recommendation: Vote case-by-case on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:
Estimated value and financial prospects of the reorganized company;
Percentage ownership of current shareholders in the reorganized company;
Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);
The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);
Existence of a superior alternative to the plan of reorganization; and
Governance of the reorganized company.
Special Purpose Acquisition Corporations (SPACs)
General Recommendation: Vote case-by-case on SPAC mergers and acquisitions taking into account the following:
Valuation - Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target if it is a private entity.
Market reaction - How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.
Deal timing - A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.
Negotiations and process - What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.
Conflicts of interest - How are sponsors benefiting from the transaction compared to IPO shareholders?
Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80 percent rule
(the charter requires that the fair market value of the target is at least equal to 80 percent of net assets of the
SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24-month timeframe.
Voting agreements - Are the sponsors entering into enter into any voting agreements/tender offers with shareholders who are likely to vote against the proposed merger or exercise conversion rights?
Governance - What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?
Special Purpose Acquisition Corporations (SPACs) - Proposals for Extensions
The main purpose of SPACs is to identify and acquire a viable target within a specified timeframe, and failure to achieve this objective within the allotted time calls into question management's ability to execute its primary objective. The end of that timeframe is generally referred to as the termination date.

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General Recommendation: Generally support requests to extend the termination date by up to one year from the
SPAC's original termination date (inclusive of any built-in extension options, and accounting for prior extension requests).
Other factors that may be considered include: any added incentives, business combination status, other amendment terms, and, if applicable, use of money in the trust fund to pay excise taxes on redeemed shares.
Spin-offs
General Recommendation: Vote case-by-case on spin-offs, considering:
Tax and regulatory advantages;
Planned use of the sale proceeds;
Valuation of spinoff;
Fairness opinion;
Benefits to the parent company;
Conflicts of interest;
Managerial incentives;
Corporate governance changes; and
Changes in the capital structure.
Value Maximization Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals seeking to maximize shareholder value by:
Hiring a financial advisor to explore strategic alternatives;
Selling the company; or
Liquidating the company and distributing the proceeds to shareholders.
These proposals should be evaluated based on the following factors:
Prolonged poor performance with no turnaround in sight;
Signs of entrenched board and management (such as the adoption of takeover defenses);
Strategic plan in place for improving value;
Likelihood of receiving reasonable value in a sale or dissolution; and
The company actively exploring its strategic options, including retaining a financial advisor.

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5.Compensation
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1.Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4.Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly; and
5.Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors is reasonable and does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Advisory Votes on Executive Compensation—Management Proposals (Say-
on-Pay)
General Recommendation: Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.
Vote against Advisory Votes on Executive Compensation (Say-on-Pay or “SOP”) if:
There is an unmitigated misalignment between CEO pay and company performance (pay for performance);
The company maintains significant problematic pay practices; or
The board exhibits a significant level of poor communication and responsiveness to shareholders.
Vote against or withhold from the members of the Compensation Committee and potentially the full board if:
There is no SOP on the ballot, and an against vote on an SOP would otherwise be warranted due to pay-for-
performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;
The board fails to respond adequately to a previous SOP proposal that received less than 70 percent support of votes cast;
The company has recently practiced or approved problematic pay practices, such as option repricing or option backdating; or
The situation is egregious.

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Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation
ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the S&P1500, Russell 3000, or Russell
3000E Indices, this analysis considers the following:
1.Peer Group18 Alignment:
The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a five-year period.
The rankings of CEO total pay and company financial performance within a peer group, each measured over a five-year period.
The multiple of the CEO's total pay relative to the peer group median over one- and three-year periods.
2.Absolute Alignment19 – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.
If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, a misalignment between pay and performance is otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to an evaluation of how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:
The overall ratio of performance-based compensation to fixed or discretionary pay;
The ratio of performance- to time-based long-term incentive awards;
Vesting and/or retention requirements for equity awards that demonstrate a long-term focus;
The rigor of performance goals;
The complexity and risks around pay program design;
The transparency and clarity of disclosure;
The company's peer group benchmarking practices;
Financial/operational results, both absolute and relative to peers;
Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices
(e.g., bi-annual awards);
Realizable and/or realized pay compared to grant pay; and
Any other factors deemed relevant.
Problematic Pay Practices
Problematic pay elements are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. The focus is on executive compensation practices that contravene the global pay principles, including:
Problematic practices related to non-performance-based compensation elements;
Incentives that may motivate excessive risk-taking or present a windfall risk; and
    ___________________________________
18 The ISS peer group is generally comprised of 14-24 companies that are selected using market cap, revenue, assets, GICS industry group, and company's selected peers' GICS industry group. ISS' peer selection methodology is detailed in the U.S. Peer
Group FAQ..
19 Russell 3000E Index companies (excluding S&P1500 and Russell 3000 companies) are not subject to the Absolute Alignment analysis.

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Pay decisions that circumvent pay-for-performance, such as options backdating or waiving performance requirements.
The list of examples below highlights certain problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:
Repricing or replacing of underwater stock options/SARs without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
Extraordinary perquisites or tax gross-ups;
New or materially amended agreements that provide for:
Excessive termination or CIC severance payments (generally exceeding 3 times base salary and average/target/most recent bonus);
CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or
"modified single" triggers) or in connection with a problematic Good Reason definition;
CIC excise tax gross-up entitlements (including "modified" gross-ups); and/or
Multi-year guaranteed awards that are not at risk due to rigorous performance conditions;
Liberal CIC definition combined with any single-trigger CIC benefits;
Insufficient executive compensation disclosure by externally-managed issuers (EMIs) such that a reasonable assessment of pay programs and practices applicable to the EMI's executives is not possible;
Severance payments made when the termination is not clearly disclosed as involuntary (for example, a termination without cause or resignation for good reason); and/or
Any other provision or practice deemed to be egregious and present a significant risk to investors.
The above examples are not an exhaustive list. Please refer to ISS' U.S. Compensation Policies FAQ document for additional detail on specific pay practices that have been identified as problematic and may lead to negative vote recommendations.
Options Backdating
The following factors should be examined case-by-case to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:
Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
Duration of options backdating;
Size of restatement due to options backdating;
Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
Adoption of a grant policy that prohibits backdating and creates a fixed grant schedule or window period for equity grants in the future.
Compensation Committee Communications and Responsiveness
Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:
Failure to respond to majority-supported shareholder proposals on executive pay topics; or
Failure to adequately respond to the company's previous say-on-pay proposal that received low support taking into account the factors identified under the Responsiveness section in the Board of Directors policy with respect to say-on-pay.

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Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")
General Recommendation: Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.
Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or
Proposed Sale
General Recommendation: Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers but also considering new or extended arrangements.
Features that may result in an “against” recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):
Single- or modified-single-trigger cash severance;
Single-trigger acceleration of unvested equity awards;
Full acceleration of equity awards granted shortly before the change in control;
Acceleration of performance awards above the target level of performance without compelling rationale;
Excessive cash severance (generally >3x base salary and bonus);
Excise tax gross-ups triggered and payable;
Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or
The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.
Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis.
However, the presence of multiple legacy problematic features will also be closely scrutinized.
In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation
(management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.
Equity-Based and Other Incentive Plans
Please refer to ISS' U.S. Equity Compensation Plans FAQ document for additional details on the Equity Plan
Scorecard policy.
General Recommendation: Vote case-by-case on equity plan proposals subject to the Equity Plan Scorecard framework, where positive factors may counterbalance negative factors under three pillars:

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Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:
SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
SVT based only on new shares requested plus shares remaining for future grants.
Plan Features:
Quality of disclosure around vesting upon a change in control (CIC);
Discretionary vesting authority;
Liberal share recycling on various award types;
Lack of minimum vesting period for grants made under the plan;
Dividends payable prior to award vesting; and
Cash-denominated awards limits for non-employee directors.
Grant Practices:
The company’s three-year burn rate relative to its industry/market cap peers;
Vesting requirements in CEO's recent equity grants;
The estimated duration of the plan;
The proportion of the CEO's most recent equity grants/awards classified by ISS as performance-based;
Whether the company maintains a sufficient claw-back policy; and
Whether the company maintains sufficient post-exercise/vesting share-holding requirements.
Generally vote against the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors ("overriding factors") apply:
Awards may vest in connection with a liberal change-of-control definition;
The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies – or by not prohibiting it when the company has a history of repricing – for non-listed companies);
The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances;
The plan is excessively dilutive to shareholders' holdings;
The plan contains an evergreen (automatic share replenishment) feature;
The plan lacks sufficient positive features under the Plan Features pillar;or
Any other factors that are determined to have a significant negative impact on shareholder interests.
Further Information on certain EPSC Factors:
Shareholder Value Transfer (SVT)
The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised (using two measures, in the case of plans subject to the Equity Plan Scorecard evaluation, as noted above). All award types are valued.
For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full-value awards), the assumption is made that all awards to be granted will be the most expensive types.

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For proposals that are not subject to the Equity Plan Scorecard evaluation, Shareholder Value Transfer is reasonable if it falls below a company-specific benchmark. The benchmark is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified.
Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-
specific performance measures, size, and cash compensation into the industry cap equations to arrive at the company’s benchmark.22
Three-Year Value-Adjusted Burn Rate
A "Value-Adjusted Burn Rate" is used for stock plan evaluations. Value-Adjusted Burn Rate benchmarks are calculated as the greater of: (1) an industry-specific threshold based on three-year burn rates within the company's
GICS group segmented by S&P 500, Russell 3000 index (less the S&P 500) and non-Russell 3000 index; and (2) a de minimis threshold established separately for each of the S&P 500, the Russell 3000 index less the S&P 500, and the non-Russell 3000 index. Year-over-year burn-rate benchmark changes will be limited to a predetermined range above or below the prior year's burn-rate benchmark.
The Value-Adjusted Burn Rate is calculated as follows:
Value-Adjusted Burn Rate = ((# of options * option’s dollar value using a Black-Scholes model) + (# of full-value awards * stock price)) / (Weighted average common shares * stock price).
Egregious Factors
Liberal Change in Control Definition
Generally vote against equity plans if the plan has a liberal definition of change in control and the equity awards could vest upon such liberal definition of change in control, even though an actual change in control may not occur. Examples of such a definition include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.
Repricing Provisions
Vote against plans that expressly permit the repricing or exchange of underwater stock options/stock appreciate rights (SARs) without prior shareholder approval. "Repricing" typically includes the ability to do any of the following:
Amend the terms of outstanding options or SARs to reduce the exercise price of such outstanding options or
SARs;
Cancel outstanding options or SARs in exchange for options or SARs with an exercise price that is less than the exercise price of the original options or SARs;
Cancel underwater options in exchange for stock awards; or
Provide cash buyouts of underwater options.
    ___________________________________
20 For plans evaluated under the Equity Plan Scorecard policy, the company's SVT benchmark is considered along with other factors.

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While the above cover most types of repricing, ISS may view other provisions as akin to repricing depending on the facts and circumstances.
Also, vote against or withhold from members of the Compensation Committee who approved repricing (as defined above or otherwise determined by ISS), without prior shareholder approval, even if such repricings are allowed in their equity plan.
Vote against plans that do not expressly prohibit repricing or cash buyout of underwater options without shareholder approval if the company has a history of repricing/buyouts without shareholder approval, and the applicable listing standards would not preclude them from doing so.
Problematic Pay Practices or Significant Pay-for-Performance Disconnect
If the equity plan on the ballot is a vehicle for problematic pay practices, vote against the plan.
ISS may recommend a vote against the equity plan if the plan is determined to be a vehicle for pay-for-
performance misalignment. Considerations in voting against the equity plan may include, but are not limited to:
Severity of the pay-for-performance misalignment;
Whether problematic equity grant practices are driving the misalignment; and/or
Whether equity plan awards have been heavily concentrated to the CEO and/or the other NEOs.
Amending Cash and Equity Plans (including Approval for Tax Deductibility
(162(m))
General Recommendation: Vote case-by-case on amendments to cash and equity incentive plans.
Generally vote for proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
Addresses administrative features only; or
Seeks approval for Section 162(m) purposes only, and the plan administering committee consists entirely of independent directors, per ISS’ Classification of Directors. Note that if the company is presenting the plan to shareholders for the first time for any reason (including after the company’s initial public offering), or if the proposal is bundled with other material plan amendments, then the recommendation will be case-by-case
(see below).
Vote against proposals to amend executive cash, stock, or cash and stock incentive plans if the proposal:
Seeks approval for Section 162(m) purposes only, and the plan administering committee does not consist entirely of independent directors, per ISS’ Classification of Directors.
Vote case-by-case on all other proposals to amend cash incentive plans. This includes plans presented to shareholders for the first time after the company's IPO and/or proposals that bundle material amendment(s) other than those for Section 162(m) purposes.
Vote case-by-case on all other proposals to amend equity incentive plans, considering the following:
If the proposal requests additional shares and/or the amendments include a term extension or addition of full value awards as an award type, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of the amendments;

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If the plan is being presented to shareholders for the first time (including after the company's IPO), whether or not additional shares are being requested, the recommendation will be based on the Equity Plan Scorecard evaluation as well as an analysis of the overall impact of any amendments; and
If there is no request for additional shares and the amendments do not include a term extension or addition of full value awards as an award type, then the recommendation will be based entirely on an analysis of the overall impact of the amendments, and the EPSC evaluation will be shown only for informational purposes.
In the first two case-by-case evaluation scenarios, the EPSC evaluation/score is the more heavily weighted consideration.
Specific Treatment of Certain Award Types in Equity Plan Evaluations
Dividend Equivalent Rights
Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.
Operating Partnership (OP) Units in Equity Plan Analysis of Real Estate Investment Trusts
(REITs)
For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding
Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.
Other Compensation Plans
401(k) Employee Benefit Plans
General Recommendation: Vote for proposals to implement a 401(k) savings plan for employees.
Employee Stock Ownership Plans (ESOPs)
General Recommendation: Vote for proposals to implement an ESOP or increase authorized shares for existing
ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

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Employee Stock Purchase Plans—Qualified Plans
General Recommendation: Vote case-by-case on qualified employee stock purchase plans. Vote for employee stock purchase plans where all of the following apply:
Purchase price is at least 85 percent of fair market value;
Offering period is 27 months or less; and
The number of shares allocated to the plan is 10 percent or less of the outstanding shares.
Vote against qualified employee stock purchase plans where when the plan features do not meet all of the above criteria.
Employee Stock Purchase Plans—Non-Qualified Plans
General Recommendation: Vote case-by-case on nonqualified employee stock purchase plans. Vote for nonqualified employee stock purchase plans with all the following features:
Broad-based participation;
Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value; and
No discount on the stock price on the date of purchase when there is a company matching contribution.
Vote against nonqualified employee stock purchase plans when the plan features do not meet all of the above criteria.
If the matching contribution or effective discount exceeds the above, ISS may evaluate the SVT cost of the plan as part of the assessment.
Option Exchange Programs/Repricing Options
General Recommendation: Vote case-by-case on management proposals seeking approval to exchange/reprice options taking into consideration:
Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-
the-money” over the near term;
Rationale for the re-pricing--was the stock price decline beyond management's control?;
Is this a value-for-value exchange?;
Are surrendered stock options added back to the plan reserve?;
Timing--repricing should occur at least one year out from any precipitous drop in company's stock price;
Option vesting--does the new option vest immediately or is there a black-out period?;
Term of the option--the term should remain the same as that of the replaced option;
Exercise price--should be set at fair market or a premium to market; and
Participants--executive officers and directors must be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

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In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time.
Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing and warrants additional scrutiny. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote for shareholder proposals to put option repricings to a shareholder vote.
Stock Plans in Lieu of Cash
General Recommendation: Vote case-by-case on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.
Vote for non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.
Vote case-by-case on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation,
ISS will not make any adjustments to carve out the in-lieu-of cash compensation.
Transfer Stock Option (TSO) Programs
General Recommendation: One-time Transfers: Vote against or withhold from compensation committee members if they fail to submit one-time transfers to shareholders for approval.
Vote case-by-case on one-time transfers. Vote for if:
Executive officers and non-employee directors are excluded from participating;
Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;
and
There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.
Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back “in-the-
money” over the near term.
Ongoing TSO program: Vote against equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure, and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:
Eligibility;
Vesting;
Bid-price;

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Term of options;
Cost of the program and impact of the TSOs on company’s total option expense; and
Option repricing policy.
Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.
Director Compensation
Shareholder Ratification of Director Pay Programs
General Recommendation: Vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on the following factors:
If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and
An assessment of the following qualitative factors:
The relative magnitude of director compensation as compared to companies of a similar profile;
The presence of problematic pay practices relating to director compensation;
Director stock ownership guidelines and holding requirements;
Equity award vesting schedules;
The mix of cash and equity-based compensation;
Meaningful limits on director compensation;
The availability of retirement benefits or perquisites; and
The quality of disclosure surrounding director compensation.
Equity Plans for Non-Employee Directors
General Recommendation: Vote case-by-case on compensation plans for non-employee directors, based on:
The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;
The company’s three-year burn rate relative to its industry/market cap peers (in certain circumstances); and
The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).
On occasion, non-employee director stock plans will exceed the plan cost or burn-rate benchmarks when combined with employee or executive stock plans. In such cases, vote case-by-case on the plan taking into consideration the following qualitative factors:
The relative magnitude of director compensation as compared to companies of a similar profile;
The presence of problematic pay practices relating to director compensation;
Director stock ownership guidelines and holding requirements;
Equity award vesting schedules;
The mix of cash and equity-based compensation;
Meaningful limits on director compensation;
The availability of retirement benefits or perquisites; and

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The quality of disclosure surrounding director compensation.
Non-Employee Director Retirement Plans
General Recommendation: Vote against retirement plans for non-employee directors. Vote for shareholder proposals to eliminate retirement plans for non-employee directors.
Shareholder Proposals on Compensation
Bonus Banking/Bonus Banking “Plus”
General Recommendation: Vote case-by-case on proposals seeking deferral of a portion of annual bonus pay, with ultimate payout linked to sustained results for the performance metrics on which the bonus was earned (whether for the named executive officers or a wider group of employees), taking into account the following factors:
The company’s past practices regarding equity and cash compensation;
Whether the company has a holding period or stock ownership requirements in place, such as a meaningful retention ratio (at least 50 percent for full tenure); and
Whether the company has a rigorous claw-back policy in place.
Compensation Consultants—Disclosure of Board or Company’s Utilization
General Recommendation: Generally vote for shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s), and fees paid.
Disclosure/Setting Levels or Types of Compensation for Executives and Directors
General Recommendation: Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation (such as types of compensation elements or specific metrics) to be used for executive or directors.
Generally vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Vote case-by-case on all other shareholder proposals regarding executive and director pay, taking into account relevant factors, including but not limited to: company performance, pay level and design versus peers, history of

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compensation concerns or pay-for-performance disconnect, and/or the scope and prescriptive nature of the proposal.
Golden Coffins/Executive Death Benefits
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals for which the broad-based employee population is eligible.
Hold Equity Past Retirement or for a Significant Period of Time
General Recommendation: Vote case-by-case on shareholder proposals asking companies to adopt policies requiring senior executive officers to retain a portion of net shares acquired through compensation plans. The following factors will be taken into account:
The percentage/ratio of net shares required to be retained;
The time period required to retain the shares;
Whether the company has equity retention, holding period, and/or stock ownership requirements in place and the robustness of such requirements;
Whether the company has any other policies aimed at mitigating risk taking by executives;
Executives' actual stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s existing requirements; and
Problematic pay practices, current and past, which may demonstrate a short-term versus long-term focus.
Pay Disparity
General Recommendation: Vote case-by-case on proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The following factors will be considered:
The company’s current level of disclosure of its executive compensation setting process, including how the company considers pay disparity;
If any problematic pay practices or pay-for-performance concerns have been identified at the company; and
The level of shareholder support for the company's pay programs.
Generally vote against proposals calling for the company to use the pay disparity analysis or pay ratio in a specific way to set or limit executive pay.

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Pay for Performance/Performance-Based Awards
General Recommendation: Vote case-by-case on shareholder proposals requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:
First, vote for shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options, or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a meaningful premium to be considered performance-based awards; and
Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote for the proposal. Furthermore, if target performance results in an above target payout, vote for the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote for the shareholder proposal regardless of the outcome of the first step to the test.
In general, vote for the shareholder proposal if the company does not meet both of the above two steps.
Pay for Superior Performance
General Recommendation: Vote case-by-case on shareholder proposals that request the board establish a pay-for-
superior performance standard in the company's executive compensation plan for senior executives. These proposals generally include the following principles:
Set compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;
Deliver a majority of the plan’s target long-term compensation through performance-vested, not simply time-
vested, equity awards;
Provide the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;
Establish performance targets for each plan financial metric relative to the performance of the company’s peer companies; and
Limit payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.
Consider the following factors in evaluating this proposal:
What aspects of the company’s annual and long-term equity incentive programs are performance driven?
If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?
Can shareholders assess the correlation between pay and performance based on the current disclosure? and
What type of industry and stage of business cycle does the company belong to?

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Pre-Arranged Trading Plans (10b5-1 Plans)
General Recommendation: Generally vote for shareholder proposals calling for the addition of certain safeguards in prearranged trading plans (10b5-1 plans) for executives. Safeguards may include:
Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed in a Form 8-K;
Amendment or early termination of a 10b5-1 Plan allowed only under extraordinary circumstances, as determined by the board;
Request that a certain number of days that must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;
Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;
An executive may not trade in company stock outside the 10b5-1 Plan; and
Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.
Prohibit Outside CEOs from Serving on Compensation Committees
General Recommendation: Generally vote against proposals seeking a policy to prohibit any outside CEO from serving on a company’s compensation committee, unless the company has demonstrated problematic pay practices that raise concerns about the performance and composition of the committee.
Recoupment of Incentive or Stock Compensation in Specified Circumstances
General Recommendation: Vote case-by-case on proposals to recoup incentive cash or stock compensation made to senior executives if it is later determined that the figures upon which incentive compensation is earned turn out to have been in error, or if the senior executive has breached company policy or has engaged in misconduct that may be significantly detrimental to the company's financial position or reputation, or if the senior executive failed to manage or monitor risks that subsequently led to significant financial or reputational harm to the company.
Many companies have adopted policies that permit recoupment in cases where an executive's fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. However, such policies may be narrow given that not all misconduct or negligence may result in significant financial restatements. Misconduct, negligence, or lack of sufficient oversight by senior executives may lead to significant financial loss or reputational damage that may have long-lasting impact.
In considering whether to support such shareholder proposals, ISS will take into consideration the following factors:
If the company has adopted a formal recoupment policy;
The rigor of the recoupment policy focusing on how and under what circumstances the company may recoup incentive or stock compensation;
Whether the company has chronic restatement history or material financial problems;
Whether the company’s policy substantially addresses the concerns raised by the proponent;
Disclosure of recoupment of incentive or stock compensation from senior executives or lack thereof; and
Any other relevant factors.
Severance and Golden Parachute Agreements
General Recommendation: Vote case-by-case on shareholder proposals requiring that executive severance
(including change-in-control related) arrangements or payments be submitted for shareholder ratification.

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Factors that will be considered include, but are not limited to:
The company’s severance or change-in-control agreements in place, and the presence of problematic features
(such as excessive severance entitlements, single triggers, excise tax gross-ups, etc.);
Any existing limits on cash severance payouts or policies which require shareholder ratification of severance payments exceeding a certain level;
Any recent severance-related controversies; and
Whether the proposal is overly prescriptive, such as requiring shareholder approval of severance that does not exceed market norms.
Share Buyback Impact on Incentive Program Metrics
General Recommendation: Vote case-by-case on proposals requesting the company exclude the impact of share buybacks from the calculation of incentive program metrics, considering the following factors:
The frequency and timing of the company's share buybacks;
The use of per-share metrics in incentive plans;
The effect of recent buybacks on incentive metric results and payouts; and
Whether there is any indication of metric result manipulation.
Supplemental Executive Retirement Plans (SERPs)
General Recommendation: Generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
Generally vote for shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary or those pay elements covered for the general employee population.
Tax Gross-Up Proposals
General Recommendation: Generally vote for proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.
Termination of Employment Prior to Severance Payment/Eliminating
Accelerated Vesting of Unvested Equity
General Recommendation: Vote case-by-case on shareholder proposals seeking a policy requiring termination of employment prior to severance payment and/or eliminating accelerated vesting of unvested equity.
The following factors will be considered:

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The company's current treatment of equity upon employment termination and/or in change-in-control situations (i.e., vesting is double triggered and/or pro rata, does it allow for the assumption of equity by acquiring company, the treatment of performance shares, etc.); and
Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.
Generally vote for proposals seeking a policy that prohibits automatic acceleration of the vesting of equity awards to senior executives upon a voluntary termination of employment or in the event of a change in control (except for pro rata vesting considering the time elapsed and attainment of any related performance goals between the award date and the change in control).

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6.Routine/Miscellaneous
Adjourn Meeting
General Recommendation: Generally vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
Vote for proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote against proposals if the wording is too vague or if the proposal includes "other business."
Amend Quorum Requirements
General Recommendation: Vote case-by-case on proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding, taking into consideration:
The new quorum threshold requested;
The rationale presented for the reduction;
The market capitalization of the company (size, inclusion in indices);
The company's ownership structure;
Previous voter turnout or attempts to achieve quorum;
Any provisions or commitments to restore quorum to a majority of shares outstanding, should voter turnout improve sufficiently; and
Other factors as appropriate.
In general, a quorum threshold kept as close to a majority of shares outstanding as is achievable is preferred.
Vote case-by-case on directors who unilaterally lower the quorum requirements below a majority of the shares outstanding, taking into consideration the factors listed above.
Amend Minor Bylaws
General Recommendation: Vote for bylaw or charter changes that are of a housekeeping nature (updates or corrections).
Change Company Name
General Recommendation: Vote for proposals to change the corporate name unless there is compelling evidence that the change would adversely impact shareholder value.

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Change Date, Time, or Location of Annual Meeting
General Recommendation: Vote for management proposals to change the date, time, or location of the annual meeting unless the proposed change is unreasonable.
Vote against shareholder proposals to change the date, time, or location of the annual meeting unless the current scheduling or location is unreasonable.
Other Business
General Recommendation: Vote against proposals to approve other business when it appears as a voting item.

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7.Social and Environmental Issues
Global Approach – E&S Shareholder Proposals
ISS applies a common approach globally to evaluating social and environmental shareholder proposals which cover a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.
General Recommendation: Generally vote case-by-case, examining primarily whether implementation of the proposal is likely to enhance or protect shareholder value. The following factors will be considered:
If the issues presented in the proposal are being appropriately or effectively dealt with through legislation or regulation;
If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;
The company's relevant practices compared with any industry standard practices for addressing the issue(s)
raised by the proposal;
Whether there are significant controversies, fines, penalties, or litigation associated with the company's practices related to the issue(s) raised in the proposal;
If the proposal requests increased disclosure or greater transparency, whether reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources;
If the proposal requests increased disclosure or greater transparency, whether implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage; and
Whether the proposal addresses substantive matters that may impact shareholders' interests, including how the proposal may impact shareholders' rights.
Endorsement of Principles
General Recommendation: Generally vote against proposals seeking a company's endorsement of principles that support a particular public policy position. Endorsing a set of principles may require a company to take a stand on an issue that is beyond its own control and may limit its flexibility with respect to future developments.
Management and the board should be afforded the flexibility to make decisions on specific public policy positions based on their own assessment of the most beneficial strategies for the company.

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Animal Welfare
Animal Welfare Policies
General Recommendation: Generally vote for proposals seeking a report on a company’s animal welfare standards, or animal welfare-related risks, unless:
The company has already published a set of animal welfare standards and monitors compliance;
The company’s standards are comparable to industry peers; and
There are no recent significant fines, litigation, or controversies related to the company’s and/or its suppliers'
treatment of animals.
Animal Testing
General Recommendation: Generally vote against proposals to phase out the use of animals in product testing, unless:
The company is conducting animal testing programs that are unnecessary or not required by regulation;
The company is conducting animal testing when suitable alternatives are commonly accepted and used by industry peers; or
There are recent, significant fines or litigation related to the company’s treatment of animals.
Animal Slaughter
General Recommendation: Generally vote against proposals requesting the implementation of Controlled
Atmosphere Killing (CAK) methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.
Vote case-by-case on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.
Consumer Issues
Genetically Modified Ingredients
General Recommendation: Generally vote against proposals requesting that a company voluntarily label genetically engineered (GE) ingredients in its products. The labeling of products with GE ingredients is best left to the appropriate regulatory authorities.
Vote case-by-case on proposals asking for a report on the feasibility of labeling products containing GE ingredients, taking into account:
The potential impact of such labeling on the company's business;

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The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and
Company’s current disclosure on the feasibility of GE product labeling.
Generally vote against proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.
Generally vote against proposals to eliminate GE ingredients from the company's products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such decisions are more appropriately made by management with consideration of current regulations.
Reports on Potentially Controversial Business/Financial Practices
General Recommendation: Vote case-by-case on requests for reports on a company’s potentially controversial business or financial practices or products, taking into account:
Whether the company has adequately disclosed mechanisms in place to prevent abuses;
Whether the company has adequately disclosed the financial risks of the products/practices in question;
Whether the company has been subject to violations of related laws or serious controversies; and
Peer companies’ policies/practices in this area.
Pharmaceutical Pricing, Access to Medicines, and Prescription Drug
Reimportation
General Recommendation: Generally vote against proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing practices.
Vote case-by-case on proposals requesting that a company report on its product pricing or access to medicine policies, considering:
The potential for reputational, market, and regulatory risk exposure;
Existing disclosure of relevant policies;
Deviation from established industry norms;
Relevant company initiatives to provide research and/or products to disadvantaged consumers;
Whether the proposal focuses on specific products or geographic regions;
The potential burden and scope of the requested report; and
Recent significant controversies, litigation, or fines at the company.
Generally vote for proposals requesting that a company report on the financial and legal impact of its prescription drug reimportation policies unless such information is already publicly disclosed.
Generally vote against proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

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Product Safety and Toxic/Hazardous Materials
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:
The company already discloses similar information through existing reports such as a supplier code of conduct and/or a sustainability report;
The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; or
The company has not been recently involved in relevant significant controversies, fines, or litigation.
Vote case-by-case on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:
The company’s current level of disclosure regarding its product safety policies, initiatives, and oversight mechanisms;
Current regulations in the markets in which the company operates; and
Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.
Generally vote against resolutions requiring that a company reformulate its products.
Tobacco-Related Proposals
General Recommendation: Vote case-by-case on resolutions regarding the advertisement of tobacco products, considering:
Recent related fines, controversies, or significant litigation;
Whether the company complies with relevant laws and regulations on the marketing of tobacco;
Whether the company’s advertising restrictions deviate from those of industry peers;
Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth; and
Whether restrictions on marketing to youth extend to foreign countries.
Vote case-by-case on proposals regarding second-hand smoke, considering;
Whether the company complies with all laws and regulations;
The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness; and
The risk of any health-related liabilities.
Generally vote against resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.
Generally vote against proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

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Climate Change
Say on Climate (SoC) Management Proposals
General Recommendation: Vote case-by-case on management proposals that request shareholders to approve the company’s climate transition action plan21, taking into account the completeness and rigor of the plan.
Information that will be considered where available includes the following:
The extent to which the company’s climate related disclosures are in line with TCFD recommendations and meet other market standards;
Disclosure of its operational and supply chain GHG emissions (Scopes 1, 2, and 3);
The completeness and rigor of company’s short-, medium-, and long-term targets for reducing operational and supply chain GHG emissions (Scopes 1, 2, and 3 if relevant);
Whether the company has sought and received third-party approval that its targets are science-based;
Whether the company has made a commitment to be “net zero” for operational and supply chain emissions
(Scopes 1, 2, and 3) by 2050;
Whether the company discloses a commitment to report on the implementation of its plan in subsequent years;
Whether the company’s climate data has received third-party assurance;
Disclosure of how the company’s lobbying activities and its capital expenditures align with company strategy;
Whether there are specific industry decarbonization challenges; and
The company’s related commitment, disclosure, and performance compared to its industry peers.
Say on Climate (SoC) Shareholder Proposals
General Recommendation: Vote case-by-case on shareholder proposals that request the company to disclose a report providing its GHG emissions levels and reduction targets and/or its upcoming/approved climate transition action plan and provide shareholders the opportunity to express approval or disapproval of its GHG emissions reduction plan, taking into account information such as the following:
The completeness and rigor of the company’s climate-related disclosure;
The company’s actual GHG emissions performance;
Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to its GHG emissions; and
Whether the proposal’s request is unduly burdensome (scope or timeframe) or overly prescriptive.
Climate Change/Greenhouse Gas (GHG) Emissions
General Recommendation: Vote case-by-case on resolutions requesting that a company disclose information on the climate change related financial, physical, or regulatory risks it faces to its operations and investments or on how the company identifies, measures, and manages such risks, considering:
    ___________________________________
21 Variations of this request also include climate transition related ambitions, or commitment to reporting on the implementation of a climate plan.

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Whether the company already provides current, publicly-available information on the climate change-
related financial, physical, or regulatory risks its faces to its operations and investments or on the impact that climate change may have on the company;
Associated company policies and practices addressing climate change related risks and/or opportunities;
The company's level of disclosure compared to industry peers; and
Whether there are significant controversies, fines, penalties, or litigation associated with the company's climate change-related performance.
Vote case-by-case on proposals requesting that a company report on its greenhouse gas (GHG) emissions from company operations and/or products and operations, considering:
Whether the company discloses current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;
Whether the company's level of disclosure is comparable to that of industry peers; or
Whether there are significant, controversies, fines, penalties, or litigation associated with the company's GHG emissions.
Vote case-by-case on proposals that call for the adoption of GHG reduction goals from products and operations, considering:
The company's actual GHG emissions performance;
The company's current GHG emission policies, oversight mechanisms, and related initiatives;
Whether the company provides disclosure of year-over-year GHG emissions performance data;
Whether company disclosure lags behind industry peers; and
Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions.
Energy Efficiency
General Recommendation: Generally vote for proposals requesting that a company report on its energy efficiency policies, unless:
The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or
The proponent requests adoption of specific energy efficiency goals within specific timelines.
Renewable Energy
General Recommendation: Generally vote for requests for reports on the feasibility of developing renewable energy resources unless the report would be duplicative of existing disclosure or irrelevant to the company’s line of business.
Generally vote against proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.
Generally vote against proposals that call for the adoption of renewable energy goals, taking into account:

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The scope and structure of the proposal;
The company's current level of disclosure on renewable energy use and GHG emissions; and
The company's disclosure of policies, practices, and oversight implemented to manage GHG emissions and mitigate climate change risks.
Diversity
Board Diversity
General Recommendation: Generally vote for requests for reports on a company's efforts to diversify the board, unless:
The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; or
The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote case-by-case on proposals asking a company to increase the gender and racial minority representation on its board, taking into account:
The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;
The level of gender and racial minority representation that exists at the company’s industry peers;
The company’s established process for addressing gender and racial minority board representation;
Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;
The independence of the company’s nominating committee;
Whether the company uses an outside search firm to identify potential director nominees; and
Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Equality of Opportunity
General Recommendation: Generally vote case-by-case on proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data. Factors that will be considered are:
Whether the company publicly discloses equal opportunity policies and initiatives;
Whether the company publicly discloses comprehensive workforce diversity data/EEO-1 report; or
Whether the company has recent significant workplace discrimination/fair employment violations or litigation.
Generally vote against proposals seeking information on the diversity efforts of suppliers and service providers.
Such requests may pose a significant burden on the company.

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Gender Identity, Sexual Orientation, and Domestic Partner Benefits
General Recommendation: Generally vote for proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would be unduly burdensome.
Generally vote against proposals to extend company benefits to, or eliminate benefits from, domestic partners.
Decisions regarding benefits should be left to the discretion of the company.
Gender, Race/Ethnicity Pay Gap
General Recommendation: Vote case-by-case on requests for reports on a company's pay data by gender or race/
ethnicity, or a report on a company’s policies and goals to reduce any gender or race/ethnicity pay gaps, taking into account:
The company's current policies and disclosure related to both its diversity and inclusion policies and practices and its compensation philosophy on fair and equitable compensation practices;
Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to gender, race, or ethnicity pay gap issues;
The company’s disclosure regarding gender, race, or ethnicity pay gap policies or initiatives compared to its industry peers; and
Local laws regarding categorization of race and/or ethnicity and definitions of ethnic and/or racial minorities.
Racial Equity and/or Civil Rights Audit Guidelines
General Recommendation: Vote case-by-case on proposals asking a company to conduct an independent racial equity and/or civil rights audit, taking into account:
The company’s established process or framework for addressing racial inequity and discrimination internally;
Whether the company adequately discloses workforce diversity and inclusion metrics and goals;
Whether the company has issued a public statement related to its racial justice efforts in recent years, or has committed to internal policy review;
Whether the company has engaged with impacted communities, stakeholders, and civil rights experts;
The company’s track record in recent years of racial justice measures and outreach externally; and
Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to racial inequity or discrimination.
Environment and Sustainability
Facility and Workplace Safety
General Recommendation: Vote case-by-case on requests for workplace safety reports, including reports on accident risk reduction efforts, taking into account:

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The company’s current level of disclosure of its workplace health and safety performance data, health and safety management policies, initiatives, and oversight mechanisms;
The nature of the company’s business, specifically regarding company and employee exposure to health and safety risks;
Recent significant controversies, fines, or violations related to workplace health and safety; and
The company's workplace health and safety performance relative to industry peers.
Vote case-by-case on resolutions requesting that a company report on safety and/or security risks associated with its operations and/or facilities, considering:
The company’s compliance with applicable regulations and guidelines;
The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and
The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.
Natural Capital- Related and/or Community Impact Assessment Proposals
General Recommendation: Vote case-by-case on requests for reports on policies and/or the potential
(community) social and/or environmental impact of company operations, considering:
Alignment of current disclosure of applicable company policies, metrics, risk assessment report(s) and risk management procedures with any relevant, broadly accepted reporting frameworks;
The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;
The nature, purpose, and scope of the company’s operations in the specific region(s);
The degree to which company policies and procedures are consistent with industry norms; and
The scope of the resolution.
Hydraulic Fracturing
General Recommendation: Generally vote for proposals requesting greater disclosure of a company's (natural gas)
hydraulic fracturing operations, including measures the company has taken to manage and mitigate the potential community and environmental impacts of those operations, considering:
The company's current level of disclosure of relevant policies and oversight mechanisms;
The company's current level of such disclosure relative to its industry peers;
Potential relevant local, state, or national regulatory developments; and
Controversies, fines, or litigation related to the company's hydraulic fracturing operations.
Operations in Protected Areas
General Recommendation: Generally vote for requests for reports on potential environmental damage as a result of company operations in protected regions, unless:
Operations in the specified regions are not permitted by current laws or regulations;
The company does not currently have operations or plans to develop operations in these protected regions; or

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The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.
Recycling
General Recommendation: Vote case-by-case on proposals to report on an existing recycling program, or adopt a new recycling program, taking into account:
The nature of the company’s business;
The current level of disclosure of the company's existing related programs;
The timetable and methods of program implementation prescribed by the proposal;
The company’s ability to address the issues raised in the proposal; and
How the company's recycling programs compare to similar programs of its industry peers.
Sustainability Reporting
General Recommendation: Generally vote for proposals requesting that a company report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or
The company has formally committed to the implementation of a reporting program based on Global
Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.
Water Issues
General Recommendation: Vote case-by-case on proposals requesting a company report on, or adopt a new policy on, water-related risks and concerns, taking into account:
The company's current disclosure of relevant policies, initiatives, oversight mechanisms, and water usage metrics;
Whether or not the company's existing water-related policies and practices are consistent with relevant internationally recognized standards and national/local regulations;
The potential financial impact or risk to the company associated with water-related concerns or issues; and
Recent, significant company controversies, fines, or litigation regarding water use by the company and its suppliers.
General Corporate Issues
Charitable Contributions
General Recommendation: Vote against proposals restricting a company from making charitable contributions.
Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the

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community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.
Data Security, Privacy, and Internet Issues
General Recommendation: Vote case-by-case on proposals requesting the disclosure or implementation of data security, privacy, or information access and management policies and procedures, considering:
The level of disclosure of company policies and procedures relating to data security, privacy, freedom of speech, information access and management, and Internet censorship;
Engagement in dialogue with governments or relevant groups with respect to data security, privacy, or the free flow of information on the Internet;
The scope of business involvement and of investment in countries whose governments censor or monitor the
Internet and other telecommunications;
Applicable market-specific laws or regulations that may be imposed on the company; and
Controversies, fines, or litigation related to data security, privacy, freedom of speech, or Internet censorship.
ESG Compensation-Related Proposals
General Recommendation: Vote case-by-case on proposals seeking a report or additional disclosure on the company's approach, policies, and practices on incorporating environmental and social criteria into its executive compensation strategy, considering:
The scope and prescriptive nature of the proposal;
The company's current level of disclosure regarding its environmental and social performance and governance;
The degree to which the board or compensation committee already discloses information on whether it has considered related E&S criteria; and
Whether the company has significant controversies or regulatory violations regarding social or environmental issues.
Human Rights, Human Capital Management, and International
Operations
Human Rights Proposals
General Recommendation: Vote case-by-case on proposals requesting a report on company or company supplier labor and/or human rights standards and policies, taking into consideration:
Whether such information is publicly disclosed;
Whether the company is lagging industry peers; and
Whether there are recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers.

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Vote case-by-case on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
The scope of the request;
The degree to which existing relevant policies and practices are disclosed;
Whether or not existing relevant policies are consistent with internationally recognized standards;
Deviation from industry sector peer company standards and practices.
Whether company facilities and those of its suppliers are monitored and how;
Company participation in fair labor organizations or other internationally recognized human rights initiatives;
Scope and nature of business conducted in markets known to have higher risk of workplace labor/
human rights abuse; and
Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers.
Vote case-by-case on proposals requesting that a company conduct an assessment of the human rights risks in its operations or in its supply chain, or report on its human rights risk assessment process, considering:
The degree to which existing relevant policies and practices are disclosed, including information on the implementation of these policies and any related oversight mechanisms;
The company’s industry and whether the company or its suppliers operate in countries or areas where there is a history of human rights concerns;
Recent significant controversies, fines, or litigation regarding human rights involving the company or its suppliers, and whether the company has taken remedial steps; and
Whether the proposal is unduly burdensome or overly prescriptive.
Mandatory Arbitration
General Recommendation: Vote case-by-case on requests for a report on a company’s use of mandatory arbitration on employment-related claims, taking into account:
The company's current policies and practices related to the use of mandatory arbitration agreements on workplace claims;
Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to the use of mandatory arbitration agreements on workplace claims; and
The company's disclosure of its policies and practices related to the use of mandatory arbitration agreements compared to its peers.
Operations in High-Risk Markets
General Recommendation: Vote case-by-case on requests for a report on a company’s potential financial and reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:
The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;
Current disclosure of applicable risk assessment(s) and risk management procedures;
Compliance with U.S. sanctions and laws;
Consideration of other international policies, standards, and laws; and
Whether the company has been recently involved in recent, significant controversies, fines, or litigation related to its operations in "high-risk" markets.

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UNITED STATES Proxy Voting Guidelines
Outsourcing/Offshoring
General Recommendation: Vote case-by-case on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:
Controversies surrounding operations in the relevant market(s);
The value of the requested report to shareholders;
The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and
The company’s existing human rights standards relative to industry peers.
Sexual Harassment
General Recommendation: Vote case-by-case on requests for a report on company actions taken to strengthen policies and oversight to prevent workplace sexual harassment, or a report on risks posed by a company’s failure to prevent workplace sexual harassment, taking into account:
The company's current policies, practices, oversight mechanisms related to preventing workplace sexual harassment;
Whether the company has been the subject of recent controversy, litigation, or regulatory actions related to workplace sexual harassment issues; and
The company's disclosure regarding workplace sexual harassment policies or initiatives compared to its industry peers.
Weapons and Military Sales
General Recommendation: Vote against reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.
Generally vote against proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.
Political Activities
Lobbying
General Recommendation: Vote case-by-case on proposals requesting information on a company’s lobbying
(including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:
The company’s current disclosure of relevant lobbying policies, and management and board oversight;

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UNITED STATES Proxy Voting Guidelines
The company’s disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and
Recent significant controversies, fines, or litigation regarding the company’s lobbying-related activities.
Political Contributions
General Recommendation: Vote case-by-case on proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:
The company's policies, and management and board oversight related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes;
The company's disclosure regarding its support of, and participation in, trade associations or other groups that may make political contributions;
The company's disclosure of its direct corporate political contributions; and
Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.
Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.
Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Political Expenditures and Lobbying Congruency
General Recommendation: Generally vote case-by-case on proposals requesting greater disclosure of a company’s alignment of political contributions, lobbying, and electioneering spending with a company’s publicly stated values and policies, considering:
The company’s policies, management, board oversight, governance processes, and level of disclosure related to direct political contributions, lobbying activities, and payments to trade associations, political action committees, or other groups that may be used for political purposes;
The company’s disclosure regarding: the reasons for its support of candidates for public offices; the reasons for support of and participation in trade associations or other groups that may make political contributions; and other political activities;
Any incongruencies identified between a company’s direct and indirect political expenditures and its publicly stated values and priorities; and
Recent significant controversies related to the company’s direct and indirect lobbying, political contributions, or political activities.
Generally vote case-by-case on proposals requesting comparison of a company’s political spending to objectives that can mitigate material risks for the company, such as limiting global warming.

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UNITED STATES Proxy Voting Guidelines
Political Ties
General Recommendation: Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:
There are no recent, significant controversies, fines, or litigation regarding the company’s political contributions or trade association spending; and
The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.
Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

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UNITED STATES Proxy Voting Guidelines
8.Mutual Fund Proxies
Election of Directors
General Recommendation: Vote case-by-case on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.
Closed End Funds- Unilateral Opt-In to Control Share Acquisition Statutes
General Recommendation: For closed-end management investment companies (CEFs), vote against or withhold from nominating/governance committee members (or other directors on a case-by-case basis) at CEFs that have not provided a compelling rationale for opting-in to a Control Share Acquisition statute, nor submitted a by-law amendment to a shareholder vote.
Converting Closed-end Fund to Open-end Fund
General Recommendation: Vote case-by-case on conversion proposals, considering the following factors:
Past performance as a closed-end fund;
Market in which the fund invests;
Measures taken by the board to address the discount; and
Past shareholder activism, board activity, and votes on related proposals.
Proxy Contests
General Recommendation: Vote case-by-case on proxy contests, considering the following factors:
Past performance relative to its peers;
Market in which the fund invests;
Measures taken by the board to address the issues;
Past shareholder activism, board activity, and votes on related proposals;
Strategy of the incumbents versus the dissidents;
Independence of directors;
Experience and skills of director candidates;
Governance profile of the company; and
Evidence of management entrenchment.

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UNITED STATES Proxy Voting Guidelines
Investment Advisory Agreements
General Recommendation: Vote case-by-case on investment advisory agreements, considering the following factors:
Proposed and current fee schedules;
Fund category/investment objective;
Performance benchmarks;
Share price performance as compared with peers;
Resulting fees relative to peers; and
Assignments (where the advisor undergoes a change of control).
Approving New Classes or Series of Shares
General Recommendation: Vote for the establishment of new classes or series of shares.
Preferred Stock Proposals
General Recommendation: Vote case-by-case on the authorization for or increase in preferred shares, considering the following factors:
Stated specific financing purpose;
Possible dilution for common shares; and
Whether the shares can be used for antitakeover purposes.
1940 Act Policies
General Recommendation: Vote case-by-case on policies under the Investment Advisor Act of 1940, considering the following factors:
Potential competitiveness;
Regulatory developments;
Current and potential returns; and
Current and potential risk.
Generally vote for these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.
Changing a Fundamental Restriction to a Nonfundamental Restriction
General Recommendation: Vote case-by-case on proposals to change a fundamental restriction to a non-
fundamental restriction, considering the following factors:
The fund's target investments;

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UNITED STATES Proxy Voting Guidelines
The reasons given by the fund for the change; and
The projected impact of the change on the portfolio.
Change Fundamental Investment Objective to Nonfundamental
General Recommendation: Vote against proposals to change a fund’s fundamental investment objective to non-
fundamental.
Name Change Proposals
General Recommendation: Vote case-by-case on name change proposals, considering the following factors:
Political/economic changes in the target market;
Consolidation in the target market; and
Current asset composition.
Change in Fund's Subclassification
General Recommendation: Vote case-by-case on changes in a fund's sub-classification, considering the following factors:
Potential competitiveness;
Current and potential returns;
Risk of concentration; and
Consolidation in target industry.
Business Development Companies—Authorization to Sell Shares of Common
Stock at a Price below Net Asset Value
General Recommendation: Vote for proposals authorizing the board to issue shares below Net Asset Value (NAV)
if:
The proposal to allow share issuances below NAV has an expiration date no more than one year from the date shareholders approve the underlying proposal, as required under the Investment Company Act of 1940;
The sale is deemed to be in the best interests of shareholders by (1) a majority of the company's independent directors and (2) a majority of the company's directors who have no financial interest in the issuance; and
The company has demonstrated responsible past use of share issuances by either:
Outperforming peers in its 8-digit GICS group as measured by one- and three-year median TSRs; or
Providing disclosure that its past share issuances were priced at levels that resulted in only small or moderate discounts to NAV and economic dilution to existing non-participating shareholders.

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UNITED STATES Proxy Voting Guidelines
Disposition of Assets/Termination/Liquidation
General Recommendation: Vote case-by-case on proposals to dispose of assets, to terminate or liquidate, considering the following factors:
Strategies employed to salvage the company;
The fund’s past performance; and
The terms of the liquidation.
Changes to the Charter Document
General Recommendation: Vote case-by-case on changes to the charter document, considering the following factors:
The degree of change implied by the proposal;
The efficiencies that could result;
The state of incorporation; and
Regulatory standards and implications.
Vote against any of the following changes:
Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;
Removal of shareholder approval requirement for amendments to the new declaration of trust;
Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;
Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;
Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements; or
Removal of shareholder approval requirement to change the domicile of the fund.
Changing the Domicile of a Fund
General Recommendation: Vote case-by-case on re-incorporations, considering the following factors:
Regulations of both states;
Required fundamental policies of both states; and
The increased flexibility available.
Authorizing the Board to Hire and Terminate Subadvisers Without
Shareholder Approval
General Recommendation: Vote against proposals authorizing the board to hire or terminate subadvisers without shareholder approval if the investment adviser currently employs only one subadviser.

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UNITED STATES Proxy Voting Guidelines
Distribution Agreements
General Recommendation: Vote case-by-case on distribution agreement proposals, considering the following factors:
Fees charged to comparably sized funds with similar objectives;
The proposed distributor’s reputation and past performance;
The competitiveness of the fund in the industry; and
The terms of the agreement.
Master-Feeder Structure
General Recommendation: Vote for the establishment of a master-feeder structure.
Mergers
General Recommendation: Vote case-by-case on merger proposals, considering the following factors:
Resulting fee structure;
Performance of both funds;
Continuity of management personnel; and
Changes in corporate governance and their impact on shareholder rights.
Shareholder Proposals for Mutual Funds
Establish Director Ownership Requirement
General Recommendation: Generally vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.
Reimburse Shareholder for Expenses Incurred
General Recommendation: Vote case-by-case on shareholder proposals to reimburse proxy solicitation expenses.
When supporting the dissidents, vote for the reimbursement of the proxy solicitation expenses.

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UNITED STATES Proxy Voting Guidelines
Terminate the Investment Advisor
General Recommendation: Vote case-by-case on proposals to terminate the investment advisor, considering the following factors:
Performance of the fund’s Net Asset Value (NAV);
The fund’s history of shareholder relations; and
The performance of other funds under the advisor’s management.

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UNITED STATES Proxy Voting Guidelines
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MATRIX ADVISORS FUNDS TRUST
PART C

OTHER INFORMATION

Item 28. Exhibits

(a)			Articles of Incorporation

	(1)		Certificate of Trust effective July 20, 2016 of the Trust is incorporated by reference to Exhibit (a)(1) to the Trust’s Initial Registration Statement on Form N-1A, which was filed on July 22, 2016.

	(2)		Declaration of Trust of Registrant dated July 20, 2016 is incorporated by reference to Exhibit (a)(2) to the Trust’s Initial Registration Statement on Form N-1A, which was filed on July 22, 2016.

(b)			Bylaws of Registrant dated July 20, 2016 are incorporated by reference to Exhibit (b) to the Trust’s Initial Registration Statement on Form N-1A, which was filed on July 22, 2016.

(c)			Instruments Defining Rights of Security Holders - incorporated by reference to the Declaration of Trust and Bylaws.

(d)	(1)
Investment Advisory Agreement dated August 24, 2016 is incorporated by reference to Exhibit (d) to the Trust’s Pre‑Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed on September 13, 2016.

(A)
First Amendment to the Investment Advisory Agreement dated September 1, 2020 is incorporated by reference to Exhibit (d)(1)(a) to the Trust's Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, which was filed on October 28, 2020.

(e)	(1)
Distribution Agreement between the Trust and Quasar Distributors, LLC dated September 1, 2016 is incorporated by reference to Exhibit (e) to the Trust's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed on September 13, 2016.

(2)
Distribution Agreement between the Trust and Quasar Distributors, LLC dated March 31, 2020 is incorporated by reference to Exhibit (e)(1)(A) to the Trust's Post-Effective Amendment No. 8 to the Registration Statement on Form N1-A, which was filed on October 28, 2020.

(3)
Distribution Agreement between the Trust and Quasar Distributors, LLC dated September 30, 2021 is incorporated by reference to Exhibit (e)(3) to the Trust's Post-Effective Amendment No. 9 to the Registration Statement on Form N1-A, which was filed October 28, 2021.

(f)			Bonus or Profit Sharing Contracts - Not applicable.

(g)
Custody Agreement between the Trust and U.S. Bank National Association dated September 1, 2016 is incorporated by reference to Exhibit (g) to the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed on September 13, 2016.

(h)			Other Material Contracts

(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated September 1, 2016 is incorporated by reference to Exhibit (h)(1) to the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed on September 13, 2016.

1

(A)
Addendum to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated August 21, 2018 is incorporated by reference to Exhibit (h)(1)(A) to the Trust's Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, which was filed on October 28, 2019.

(B)
Second Addendum to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, dated February 19, 2020 is incorporated by reference to Exhibit (h)(1)(B) to the Trust's Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, which was filed on October 28, 2020.

(C)
Addendum to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated August 15, 2024 is incorporated by reference to Exhibit (h)(1)(c) to the Trust's Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, which was filed on October 28, 2024.

(2)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated September 1, 2016 is incorporated by reference to Exhibit (h)(2) to the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed on September 13, 2016.

(3)
Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated September 1, 2016 is incorporated by reference to Exhibit (h)(3) to the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A which was filed on September 13, 2016.

2

	(4)	Amended and Restated Operating Expenses Limitation Agreement- Filed Herewith.

(5)
Powers of Attorney of Larry D. Kieszek, T. Michael Tucker and David S. Wyler dated August 24, 2016 is incorporated by reference to Exhibit (h)(5) to the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed on September 13, 2016.

(6)
Power of Attorney of Keith Shintani dated October 19, 2023 is incorporated by reference to Exhibit (h)(6) to the Trust's Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, which was filed on October 27, 2023.

(i)	(1)
Legal Opinion dated September 13, 2016 is incorporated by reference to Exhibit (i)(1) to the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed on September 13, 2016.

	(2)	Consent of Counsel - Filed Herewith.

(j)		Consent of Independent Registered Public Accounting Firm - Filed Herewith.

(k)		Omitted Financial Statements - Not applicable.

(l)
Initial Capital Agreement Opinion dated August 25, 2016 is incorporated by reference to Exhibit (l) to the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed on September 13, 2016.

(m)		Rule 12b-1 Plan is incorporated by reference to Exhibit (m) to the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed on September 13, 2016.

(n)		Rule 18f-3 Plan - Not applicable.

(o)		Reserved.

(p)		Codes of Ethics

	(1)	Joint Code of Ethics for Matrix Assets Advisors and Matrix Advisors Funds Trust- Filed Herewith.

	(2)	Codes of Ethics for Principal Underwriter - Not applicable per Rule 17j-1(c)(3).

3

Item 29. Persons Controlled by or Under Common Control with the Fund

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of the Investment Adviser

With respect to Matrix Asset Advisors, Inc (the “Advisor”), located at 10 Bank Street, Suite 590, White Plains, NY 10606, the response to this Item incorporates by reference the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, File No. 801-36872. The Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each such officer and director is included in the Trust’s Statement of Additional Information.

Item 32. Principal Underwriter

(a) Quasar Distributors, LLC (the “Distributor”), the Registrant's principal underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"):

4

1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.Huber Large Cap Value Fund, Series of Advisors Series Trust
9.Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Small Cap Value Fund, Series of Advisors Series Trust
12.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.PIA BBB Bond Fund, Series of Advisors Series Trust
17.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.PIA High Yield Fund, Series of Advisors Series Trust
19.PIA MBS Bond Fund, Series of Advisors Series Trust
20.PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.Poplar Forest Partners Fund, Series of Advisors Series Trust
23.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.Pzena International Value ETF, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
30.Vox Populi ETF, Series of Advisors Series Trust
31.Scharf ETF, Series of Advisors Series Trust
32.Scharf Global Opportunity ETF, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44.RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45.RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46.DoubleLine Funds Trust
47.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
48.AAM Crescent CLO ETF, Series of ETF Series Solutions
49.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
52.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
53.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
54.AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
55.AAM Transformers ETF, Series of ETF Series Solutions
5

56.Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
57.Aptus April Buffer, Series of ETF Series Solutions
58.Aptus April Deep Buffer ETF, Series of ETF Series Solutions
59.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
60.Aptus Deferred Income ETF, Series of ETF Series Solutions
61.Aptus Defined Risk ETF, Series of ETF Series Solutions
62.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
64.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
65.Aptus January Buffer ETF, Series of ETF Series Solutions
66.Aptus January Deep Buffer ETF, Series of ETF Series Solutions
67.Aptus July Buffer ETF, Series of ETF Series Solutions
68.Aptus July Deep Buffer ETF, Series of ETF Series Solutions
69.Aptus Laddered Buffer ETF, Series of ETF Series Solutions
70.Aptus Laddered Deep Buffer ETF, Series of ETF Series Solutions
71.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
72.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
73.Aptus October Buffer ETF, Series of ETF Series Solutions
74.Aptus October Deep Buffer ETF, Series of ETF Series Solutions
75.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
76.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
77.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
78.Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
79.BTD Capital Fund, Series of ETF Series Solutions
80.Carbon Strategy ETF, Series of ETF Series Solutions
81.ClearShares OCIO ETF, Series of ETF Series Solutions
82.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
83.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
84.Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
85.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
86.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
87.Hoya Capital Housing ETF, Series of ETF Series Solutions
88.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
89.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
90.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
91.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
92.Opus Small Cap Value ETF, Series of ETF Series Solutions
93.The Acquirers Fund, Series of ETF Series Solutions
94.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
95.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
96.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
97.U.S. Global JETS ETF, Series of ETF Series Solutions
98.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
99.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
100.US Vegan Climate ETF, Series of ETF Series Solutions
101.First American Funds Trust
102.First Eagle ETF Trust
103.FundX Investment Trust
104.The Glenmede Fund, Inc.
105.The GoodHaven Funds Trust
106.Harding, Loevner Funds, Inc.
107.Hennessy Funds Trust
108.Horizon Funds
109.Hotchkis & Wiley Funds
110.Intrepid Capital Management Funds Trust
111.Jacob Funds Inc.
112.The Jensen Quality Growth Fund Inc.
6

113.Kirr, Marbach Partners Funds, Inc.
114.LibreMax Asset-Backed Income Fund
115.Core Alternative ETF, Series of Listed Funds Trust
116.Optimized Equity Income ETF, Series of Listed Funds Trust
117.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
118.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
119.LKCM Funds
120.LoCorr Investment Trust
121.MainGate Trust
122.ATAC Rotation Fund, Series of Managed Portfolio Series
123.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
124.Kensington Active Advantage Fund, Series of Managed Portfolio Series
125.Kensington Defender Fund, Series of Managed Portfolio Series
126.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
127.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
128.Kensington Managed Income Fund, Series of Managed Portfolio Series
129.LK Balanced Fund, Series of Managed Portfolio Series
130.Leuthold Core ETF, Series of Managed Portfolio Series
131.Leuthold Core Investment Fund, Series of Managed Portfolio Series
132.Leuthold Global Fund, Series of Managed Portfolio Series
133.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
134.Leuthold Select Industries ETF, Series of Managed Portfolio Series
135.Muhlenkamp Fund, Series of Managed Portfolio Series
136.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
137.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
138.Port Street Quality Growth Fund, Series of Managed Portfolio Series
139.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
140.Reinhart International PMV Fund, Series of Managed Portfolio Series
141.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
142.Tremblant Global ETF, Series of Managed Portfolio Series
143.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
144.Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
145.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
146.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
147.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
148.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
149.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
150.SWP Growth & Income ETF, Series of Manager Directed Portfolios
151.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
152.Mason Capital Fund Trust
153.Matrix Advisors Funds Trust
154.Monetta Trust
155.Nicholas Equity Income Fund, Inc.
156.Nicholas Fund, Inc.
157.Nicholas II, Inc.
158.Nicholas Limited Edition, Inc.
159.Oaktree Asset-Backed Income Fund Inc.
160.Oaktree Diversified Income Fund Inc.
161.Permanent Portfolio Family of Funds
162.Procure ETF Trust II
163.Professionally Managed Portfolios
164.Provident Mutual Funds, Inc.
165.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
166.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.Aquarius International Fund, Series of The RBB Fund, Inc.
169.Boston Partners All-Cap Value Fund, Series of The RBB Fund, Inc.
7

170.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
173.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
174.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
175.Emerald Growth Fund, Series of The RBB Fund, Inc.
176.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.F/m Accumulator Ultrashort U.S. Treasury Fund, Series of The RBB Fund, Inc.
180.F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
181.F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
182.F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
183.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
184.F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
185.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
186.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
187.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
188.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
189.F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
190.F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
191.F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
192.F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
193.F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
194.F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
195.F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
196.F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
197.F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
198.F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
199.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
200.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
201.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
202.Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
203.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
204.Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
205.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
206.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
207.Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
208.MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
209.Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
210.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
211.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
212.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
213.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
214.SGI Global Equity Fund, Series of The RBB Fund, Inc.
215.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
216.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
217.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
218.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
219.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
220.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
221.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
222.The RBB Fund Trust
223.RBC Funds Trust
224.RBC BlueBay Enhanced Income Fund
225.Rockefeller Municipal Opportunities Fund
226.SEG Partners Long/Short Equity Fund
8

227.Series Portfolios Trust
228.Thompson IM Funds, Inc.
229.Tortoise Capital Series Trust
230.Bright Rock Mid Cap Fund, Series of Trust for Professional Managers
231.Bright Rock Large Cap Fund, Series of Trust for Professional Managers
232.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
233.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
234.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
235.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
236.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
237.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
238.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
239.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
240.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
241.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
242.Wall Street EWM Funds Trust

(b) The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s principal business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

9

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202
Registrant’s Fund Administrator	U.S. Bancorp Fund Services, LLC 2020 E Financial Way Suite 100 Glendora, CA 91741
Registrant’s Investment Advisor	Matrix Asset Advisors, Inc. 10 Bank Street, Suite 590 White Plains, NY 10606
Registrant’s Custodian	U.S. Bank N.A. 1555 N. Rivercenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, ME 04101

Item 34. Management Services

All management-related service contracts entered into by the Registrant are set forth in Parts A and B of the Registration Statement.

Item 35. Undertakings

Not applicable.
10

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of White Plains and the State of New York on the 27th day of October, 2026.

Matrix Advisors Funds Trust

By: /s/ David A. Katz
David A. Katz
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 14 to the Registration Statement has been signed below by the following persons in the capacities indicated as of October 27, 2026.

Signature	Title

/s/ David A. Katz	Trustee, President (principal executive officer) and Treasurer (principal financial and accounting officer)
David A. Katz

*	Trustee
T. Michael Tucker

*	Trustee
Larry D. Kieszek

*	Trustee
David S. Wyler

*
Keith Shintani	Trustee

*Signed by
/s/ David A. Katz
David A. Katz
*Attorney in Fact pursuant to Powers of Attorney duly executed by Messrs. Tucker, Kieszek, and Wyler filed with the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A with the SEC on September 13, 2016 and executed by Mr. Shintani and filed with the Registrant's Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A with the SEC on October 27, 2023.

11

INDEX TO EXHIBITS

Exhibit Number	Description
(h)(4)	Amended and Restated Operating Expenses Limitation Agreement
(i)(2)	Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm
(p)(1)	Joint Code of Ethics for Matrix Assest Advisors, Inc. and Matrix Advisors Funds Trust
12